As filed with the Securities and Exchange Commission on April ___, 2010
Registration No. 333-51971
Registration No. 811-08017

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. [19]	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. [64]	☑
(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT B
(Exact Name of Registrant)
ANNUITY INVESTORS LIFE INSURANCE COMPANY ®
(Name of Depositor)
P.O. Box 5423
Cincinnati, Ohio 45201-5423
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number (800) 789-6771

Copy to:

MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
Executive Vice President and Secretary	Annuity Investors Life Insurance Company
Annuity Investors Life Insurance Company	P.O. Box 5423
P.O. Box 5423	Cincinnati, Ohio 45201-5423
Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)	KEVIN L. COONEY, ESQ.
Frost Brown Todd LLC
2200 PNC Center, 201 East Fifth Street
Cincinnati, Ohio 45202-4182

Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of rule 485

☑	on May 1, 2010 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered:	The Commodore Advantage® Individual and Group Flexible Premium Deferred Annuities

ANNUITY INVESTORS VARIABLE ACCOUNT B
The Commodore Advantage®
File No. 333-51971
Cross-Reference Sheet

Form N-4 Part A Item No.			Heading in Prospectus
1.	Cover Page		Cover Page

2.	Definitions		Definitions

3.	Synopsis		Expense Tables; Overview

4.	Condensed Financial Information

	(a)	Accumulation unit values	Condensed Financial Information, Appendix A

	(b)	Financial Statements	Financial Statements

5.	General Description of Registrant, Depositor and Portfolio Companies

	(a)	Depositor	Annuity Investors Life Insurance Company ®

	(b)	Registrant	The Separate Account

	(c)	Portfolio Companies	The Portfolios

	(d)	Prospectus	The Portfolios

	(e)	Voting	Voting of Portfolio Shares

	(f)	Administrator	Not Applicable

6.	Deductions and Expenses

	(a)	Deductions	Charges and Deductions

	(b)	Sales load	Not Applicable

	(c)	Special purchase plans	Not Applicable

	(d)	Commissions	Distribution of Variable Annuity Contracts

	(e)	Portfolio company expenses	Expense Tables; Expenses of the Portfolios

	(f)	Operating expenses	Expense Tables

7.	General Description of Variable Annuity Contracts

	(a)	Persons with rights	Persons with Rights Under a Contract; Voting of Portfolio Shares

	(b)	(i) Allocations of Premium Payments	Purchase Payments and Allocations to Investment Options

		(ii) Transfers	Transfers

		(iii) Exchanges	Additions, Deletions or Substitutions of Subaccounts

Form N-4 Part A Item No.			Heading in Prospectus
	(c)	Changes in contracts or operations	Additions, Deletions or Substitutions of Subaccounts

	(d)	Inquiries	How Do I Contact the Company?

	(e)	Frequent transfer risks	Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers; Appendix B

8.	Annuity Period		Annuity Benefit

9.	Death Benefit		Death Benefit

10.	Purchases and Contract Values

	(a)	Purchases	Purchase Payments and Allocation to Investment Options — Allocations

	(b)	Valuation	Definitions; Charges and Deductions

	(c)	Daily calculation	Account Value

	(d)	Underwriter	Distribution of Variable Annuity Contracts

11.	Redemptions

	(a)	By owner By annuitant	Withdrawals and Surrenders Not Applicable

	(b)	Texas Optional Retirement Program	Texas Optional Retirement Program

	(c)	Check delay	Withdrawals and Surrenders

	(d)	Involuntary redemption	Termination

	(e)	Free look	Right to Cancel

12.	Taxes		Federal Tax Matters

13.	Legal Proceedings		Annuity Investors Life Insurance Company

14.	Table of Contents for Statement of Additional Information		Statement of Additional Information

Form N-4 Part B Item No.		Heading in Prospectus or SAI (as indicated)

15.	Cover Page	(SAI) Cover Page

16.	Table of Contents	(SAI) Table of Contents

17.	General Information and History	(SAI) General Information and History

18.	Services

	(a) Fees and expenses of registrant	(Prospectus) Expense Tables

	(b) Management contracts	Not Applicable

	(c) Custodian	Not Applicable

		Independent auditors	(SAI) Experts

	(d)	Assets of registrant	Not Applicable

	(e)	Affiliated persons	Not Applicable

	(f)	Principal underwriter	Not Applicable

19.	Purchase of Securities Being Offered

	(a)	Purchases	(Prospectus) Distribution of Variable Annuity Contracts

	(b)	Sales load	Not Applicable

	(c)	Frequent transfer arrangements	(Prospectus) Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers; Appendix B

20.	Underwriters		(Prospectus) Distribution of Variable Annuity Contracts

21.	Calculation of Performance Data

	(a)	Money market funded subaccounts	(SAI) Money Market Subaccount Standardized Yield Calculation

	(b)	Other Subaccounts	(SAI) Average Annual Total Return Calculation; Cumulative Total Return Calculation; Standardized Average Annual Total Return Date; Non Standardized Average Annual Total Return Data

22.	Annuity Payments		(SAI) Fixed Dollar Benefit; Variable Dollar Benefit; Benefits Units-Transfer Formulas

23.	Financial Statements		(SAI) Financial Statements
Part C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
THE COMMODORE ADVANTAGE®
PROSPECTUS FOR INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES
PROSPECTUS DATED MAY 1, 2010
This prospectus describes individual and group flexible premium deferred annuity contracts. The individual contracts and interests in the group contracts are referred to in this prospectus as the “Contracts.” Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts.
The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors® Variable Account B (the “Separate Account”). The Contracts currently offers the Subaccounts listed below. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a “Portfolio”). The Portfolios are listed below.

American Century Variable Portfolios
-Large Company Value Fund-Class I
-Mid Cap Value Fund-Class I
-Ultra® Fund-Class I
-Vista SM Fund-Class I
Calamos®Advisors Trust
-Growth and Income Portfolio
Davis Variable Account Fund, Inc.
-Value Portfolio
Dreyfus Investment Portfolios
-MidCap Stock Portfolio-Service Shares
-Technology Growth Portfolio-Initial Shares
The Dreyfus Socially Responsible Growth Fund, Inc.-IS
Dreyfus Stock Index Fund, Inc.-Institutional Shares
Dreyfus Variable Investment Funds
-Appreciation Portfolio-Initial Shares
-Growth and Income Portfolio-Initial Shares
-Money Market Portfolio
-Opportunistic Small Cap Portfolio-Initial Shares
Financial Investors Variable Insurance Trust
-Ibbotson Balanced ETF Asset Allocation Portfolio-Class II
-Ibbotson Conservative ETF Asset Allocation Portfolio-Class II
-Ibbotson Growth ETF Asset Allocation Portfolio-Class II
-Ibbotson Income/Growth ETF Asset Allocation Portfolio-Class II
Franklin Templeton Variable Insurance Products Trust
-Templeton Foreign Securities Fund-Class 2
Invesco Variable Insurance Funds*
-Invesco V.I. Capital Development Fund-Series I Shares
-Invesco V.I. Core Equity Fund-Series I Shares
-Invesco V.I. Financial Services Fund-Series I Shares
-Invesco V.I. Global Health Care Fund -Series I Shares
-Invesco V.I. High Yield Fund-Series I Shares
-Invesco V.I. Small Cap Equity Fund-Series I Shares
-Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio-Class I
-Invesco Van Kampen V.I. Value Portfolio-Class I
Janus Aspen Series
-Balanced Portfolio-Institutional Shares
-Enterprise Portfolio-Institutional Shares
-Forty Portfolio-Institutional Shares
-Janus Portfolio-Service Shares –Institutional Shares
-Overseas Portfolio-Institutional Shares
Morgan Stanley-The Universal Institutional Funds, Inc.
-Core Plus Fixed Income Portfolio-Class I
-Mid-Cap Growth Portfolio-Class I
-U.S. Real Estate Portfolio-Class I
Oppenheimer Variable Account Funds
-Balanced Fund-Non-Service Shares
-Capital Appreciation Fund-Non-Service Shares
-Main Street Fund®-Non-Service Shares
PIMCO Variable Insurance Trust
-Real Return Portfolio-Administrative Class
-Total Return Portfolio-Administrative Class
Wilshire Variable Insurance Trust
-2015 ETF Fund
-2025 ETF Fund
-2035 ETF Fund

*	The full legal name of Invesco Variable Insurance Funds is AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

2010 Portfolio Changes — The list above and this prospectus reflects the name changes and transactions described below.

•	On April 19, 2010, the Dreyfus Developing Leaders Portfolio, a series of the Dreyfus Variable Insurance Fund, changed its name to the Dreyfus Opportunistic Small Cap Portfolio.

•	On May 1, 2010, the AIM portfolios changed their brand name to Invesco. For example, AIM V.I. Capital Development Fund became Invesco V.I. Capital Development Fund.

i

•	On May 1, 2010, The Universal Institutional Funds, Inc. changed its brand name from Van Kampen to Morgan Stanley.

•	On June 1, 2010 or as soon as practical after that date, Van Kampen’s U.S. Mid Cap Value Portfolio and Value Portfolio, which currently are series of The Universal Institutional Funds, Inc., will be merged into AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and change its brand name to Invesco Van Kampen. The list above reflects this anticipated transaction.

The following investment options are available only to Contract Owners who held Accumulation Units in these Subaccounts on November 30, 2004: AIM V.I. Dynamics Fund Closed Subaccount, Janus Aspen Worldwide Growth Closed Subaccount, The Timothy Plan Conservative Growth Variable Series Closed Subaccount, and The Timothy Plan Strategic Growth Variable Series Closed Subaccount. If you still have funds allocated to one of these closed Subaccounts, please see the supplemental prospectus that accompanies this document for additional examples.
The fixed investment options are provided through the Company’s Fixed Account. The Contracts currently offers the following fixed investment options:

•	Fixed Accumulation Account

•	Three-Year Guaranteed Interest Rate Option
•	One-Year Guaranteed Interest Rate Option

•	Five-Year Guaranteed Interest Rate Option

•	Seven-Year Guaranteed Interest Rate Option

The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.
The Contract’s fees and charges may be higher than those of a contract without a purchase payment bonus and the amount of the purchase payment bonus under the Contact may be more than offset by the Contract’s higher fees and charges. In addition, the contingent deferred sales charges under the Contract may be assessed for a longer period than those under a contract without a purchase payment bonus. More information about the Purchase Payment bonus is included in the Purchase Payment Bonus section of this prospectus.
This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.
A Statement of Additional Information (“SAI”), dated May 1, 2010, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission. It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other information regarding the Contracts, the Separate Account or the Company) at the Securities and Exchange Commission’s Web site: http://www.sec.gov. The registration number is 333-51971. The table of contents for the SAI is printed on the last page of this prospectus.
NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

These securities may be sold by a bank or credit union, but are not financial institution products.
•	The Contracts are Not FDIC or NCUSIF Insured

•	The Contracts are Obligations of the Company and Not of the Bank or Credit Union

•	The Bank or Credit Union Does Not Guarantee the Company’s Obligations Under the Contracts

•	The Contracts Involve Investment Risk and May Lose Value
Right to Cancel
You may cancel a Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described more fully in the Right to Cancel section of this prospectus.

DEFINITIONS
The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained in the section of this prospectus where they are primarily used.
Account Value
The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner’s interest in the Subaccounts and the Owner’s interest in the Fixed Account options.
Accumulation Period
The period during which purchase payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.
Accumulation Unit
A share of a Subaccount that an Owner purchases during the Accumulation Period.
Accumulation Unit Value
The value of an Accumulation Unit at the end of a Valuation Period.
The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later.
After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.
A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.
Annuity Commencement Date
The first day of the first payment interval for which an annuity benefit payment is to be made. For tax qualified forms, the Annuity Commencement Date generally must be no later than the Contract anniversary following the Owner’s 70th birthday. For non-tax qualified forms, the Annuity Commencement Date is generally the Owner’s 85th birthday, or five years after the Contract’s effective date, if later.
Benefit Payment Period
The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.
Benefit Unit
A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.
Benefit Unit Value
The value of a Benefit Unit at the end of a Valuation Period.
The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. Thereafter, the Benefit Unit Value for a Subaccount at the end of a Valuation Period is determined by multiplying the previous Benefit

Unit Value by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplying the number again by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the calculation of variable dollar benefit payments.
Company
Annuity Investors Life Insurance Company. The words “we” “us” and “our” also refer to the Company.
Death Benefit Valuation Date
The date the death benefit is valued. It is the date that the Company receives both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.
Good Order
We cannot process information or a request until we have received your instructions in “Good Order” at our Administrative Offices. We will consider information or a request to be in “Good Order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “Good Order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request
Net Asset Value
The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio’s shares or units are redeemed in accordance with the rules of the SEC.
Net Investment Factor
The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. The Net Investment Factor for each Valuation Period reflects changes to the net asset value of the underlying Portfolio, dividends or capital gains distributions by the Portfolio, credits and charges for tax reserves with respect to the Subaccount, and the mortality and expense risk charges and administration charges.
Owner
For purposes of this prospectus, references to the Owner means the owner of an individual annuity contract or the participant in a group annuity contract (even though the participant is not the owner of the group contract itself.) The words “you” and “your” also refer to the Owner.
Portfolio
A registered investment company or a portfolio of a registered investment company in which the corresponding Subaccount invests. The Portfolios are listed on the cover page of this prospectus.
Purchase Payments
An amount paid to us for this Contract, less any fee charged by the person remitting payments and the deduction of applicable premium or other taxes.
SEC
Securities and Exchange Commission.
Separate Account
Annuity Investors Variable Account B, which is an account that was established and is maintained by the Company.
Subaccount
A subdivision of the Separate Account. Each Subaccount invests in the shares of the corresponding Portfolio listed on the cover page of this Prospectus.
Valuation Date
A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.

Valuation Period
The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.
Written Request
Information provided to us or a request made to us that is:
•	complete and satisfactory to us;
•	on our form or in a manner satisfactory to us; and
•	received by us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423.
To obtain one of our forms, contact us at the above address, or call us at 1-800-789-6771.
A Written Request may, at our discretion, be made by telephone or electronic means.
We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.
Additional Details
The Statement of Additional Information contains more information about Accumulation Units and Benefit Units. It also contains the formula for determining the Net Investment Factor for any Subaccount for any Valuation Period and an explanation of how the following values are calculated:
•	Variable account value

•	Fixed account value

•	Accumulation Unit Values; and

•	Benefit Unit values
EXPENSE TABLES
These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.
Table A: Contract Owner Transaction Expenses
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdrawal amounts from the Contract, surrender the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.

	Current	Maximum
Maximum Contingent Deferred Sales Charge (as to purchase payments only)(1)	8.00%	8.00%
Transfer Fee(2)	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30
Loan Interest Spread(3)	3.00%	5.00%

(1)	The contingent deferred sales charge is calculated as a percentage of Purchase Payments withdrawn or surrendered. This charge applies to each Purchase Payment separately. The charge on each Purchase Payment decreases to zero after 7 years. We may waive the contingent deferred sales charge under certain circumstances. See the Charges and Deductions section of this prospectus for more information about the contingent deferred sales charge and the circumstances in which it may be waived.

(2)	The transfer fee currently applies to transfers in excess of 12 in any Contract Year.

(3)	Generally we require collateral in an amount equal to 110% of the outstanding loan balance. The loan interest spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to your collateral. Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate that we credit to collateral is 3%, the maximum loan interest spread is 5%. %. However, a plan administrator or an employer retirement plan may require us to charge a higher interest rate on loans. In this case, the maximum loan interest rate spread will be higher than 5%.

If you cancel the Contract during the right to cancel period, we generally will recapture all bonus amounts credited to the Purchase Payments during that period. In addition, we will recapture the amount of any bonus credited to the Purchase Payments made during the first Contract year if the Contract is surrendered in full during the first Contract year. Additional information about the recapture of bonus amounts is set out in the Purchase Payment Bonus section of this prospectus.
Table B: Annual Expenses
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of the average value of the Owner’s interest in the Subaccounts.

		Standard Contracts
		With Administration
	Standard Contracts	Charge Waived*
Annual Contract Maintenance Fee	$30	$30
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.25%	1.25%
Administration Charge	0.15%	0.00%

Total Separate Account Annual Expenses	1.40%	1.25%

*	When we also expect to incur reduced administrative expenses, we may waive the Administration Charge

If you surrender your Contract, we will apply the contract maintenance fee at that time.
Table C: Total Annual Portfolio Operating Expenses
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees, acquired fund fees and expense, and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

	Minimum	Maximum
Before any fee reduction or expense reimbursement	0.29%	1.37%
After contractual fee reductions and/or expense reimbursements(1)	0.29%	1.31%

(1)	Contractual fee reductions and/or expense reimbursements related to a Portfolio will continue for a period that ends on a specific date. All contractual fee caps currently in place will end on April 30, 2011.

The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2009. Actual expenses of a Portfolio in future years may be higher or lower.
The Portfolios in the Financial Investors Variable Insurance Trust and the Wilshire Variable Insurance Trust are structured as “fund of funds” and invest in other investment companies (“Acquired Funds”). As a result, each Ibbotson portfolio and each Wilshire portfolio will likely incur higher expenses than fund that invest directly in securities and you will effectively be paying a portion of the management fees and other expenses of the Acquired Funds.
The minimum expenses, both before and after any fee reduction and/or expense reimbursement, are the expenses of the Dreyfus Stock Index Fund, Inc.
The maximum expenses before fee reductions and/or expense reimbursements are the expenses of the Ibbotson Conservative ETF Asset Allocation Portfolio. The adviser and subadviser to the Ibbotson Conservative ETF Asset Allocation Portfolio have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that net annual fund operating expenses, excluding acquired fund fees and expenses and extraordinary expenses, do not exceed a maximum of 0.73% of the average daily net assets through April 30, 2011. The addition of excluded expenses may cause the net annual fund operating expenses to exceed the maximum amount of 0.73% agreed to by the adviser and subadviser.

The maximum expenses after fee reductions and/or expense reimbursement, are the expenses of the Calamos Growth and Income Portfolio.
Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in Table A above), the Annual Expenses (described in Table B above), and Portfolio operating expenses (described in Table C above). Your actual costs may be higher or lower than the costs shown in the examples.
Example 1: Contract with Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($30), the Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (1.37% before reimbursement or 1.31% after reimbursement) are incurred.

In this table, we assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$1,115	$1,709	$2,297	$4,248
After reimbursement	$1,109	$1,690	$2,264	$4,176
In this table, we assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$315	$1,009	$1,797	$4,248
After reimbursement	$309	$990	$1,764	$4,176
Example 2: Contract with Minimum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($40), the Separate Account annual expenses (1.40%), and the minimum Portfolio expenses (0.29%) are incurred.

In this table, we assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:

1 year	3 years	5 years	10 years
$1,005	$1,362	$1,688	$2,867
In this table, we assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:

1 year	3 years	5 years	10 years
$205	$662	$1,188	$2,867
By comparing the costs shown in the tables above, you can see the impact of contingent deferred sales charges on your costs.

FINANCIAL INFORMATION
Condensed Financial Information
Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. It includes
•	year-end accumulation unit values for each Subaccount for each of the last 10 fiscal years through December 31, 2009, or from the end of the year of inception of a Subaccount, if later, to December 31, 2009; and

•	number of accumulation units outstanding as of the end of each period.
Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.
OVERVIEW
What is the Separate Account?
The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount is invested in one of the Portfolios listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.
What Are the Contracts?
The Contracts are individual and group deferred annuities, which are insurance products. The Contracts are sold with either a standard fee structure or with the administration charge waived, as described in the Expense Tables of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the then available variable investment options and Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a rate of interest declared from time to time by the Company, which will be no less than the minimum interest rate permitted under the law of the state when and where the Contract is issued. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.
During the Benefit Payment Period, payments can be allocated between variable dollar and fixed dollar options. If a variable dollar option is selected, Benefit Units can be allocated to any of the same Subaccounts that are available during the Accumulation Period.
What Benefits Are Available under the Contract?

Annuity Benefit	When the Contract is annuitized, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected.

Death Benefit	A Death Benefit will be paid under the Contract if the Owner dies during the Accumulation Period.
A partial surrender or withdrawal from the Contract may result in the reduction of the Death Benefit that is greater than the amount of the partial surrender or withdrawal.
What Are the Risks Related to the Contract?
The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease. We may not be able to pay claims related to the annuity or death benefits. A penalty tax may be imposed at the time of a withdrawal or a surrender depending on your age and other circumstances.
How Do I Purchase or Cancel a Contract?
The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within twenty days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described in the Right to Cancel section of this prospectus.
Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender a Contract?
A contingent deferred sales charge (“CDSC”) may apply to amounts withdrawn or surrendered depending on the timing and amount of the withdrawal or surrender. The maximum CDSC is 8% for each purchase payment. For CDSC purposes, any bonus credited to a purchase payment is generally deemed to be part of that purchase payment. CDSC would not be imposed, however, with respect to any bonus amounts recaptured following a cancellation during the right to cancel period. CDSC is also not imposed with respect to any bonus amounts upon full or partial surrender during the first Contract year. The CDSC percentage decreases over eight years to 0% after the eighth year from the date of receipt of each purchase payment. The CDSC will be waived in its entirety following the tenth Contract Anniversary for Contracts issued pursuant to Internal Revenue Code Section 403(b) (if the Contract is issued without an employer plan endorsement), including those issued to Contract Owners in the Texas Teachers Retirement System. Withdrawal and surrender procedures and the CDSC are described in the Surrender and Withdrawals section of this prospectus. A penalty tax may also be imposed at the time of a withdrawal or surrender depending on your age and other circumstances of the surrender. Tax consequences of a withdrawal or surrender are described in the Federal Tax Matters section of this prospectus. The right to make withdrawals or surrender may be restricted under certain tax-qualified retirement plans.
What Other Charges and Deductions Apply to the Contract?
Other than the CDSC, the Company will charge the fees and charges listed below unless the Company reduces or waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:
•	a transfer fee for certain transfers among investment options;
•	an annual contract maintenance fee, which is assessed only against investments in the Subaccounts;
•	a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be waived);
•	an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts; and
•	premium taxes, if any.
In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ended December 31, 2009 are described in the prospectuses and SAIs for the Portfolios.
How Do I Contact the Company?
Any questions or inquiries should be directed to the Company’s Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800 789-6771. Please include the Contract number and the Owner’s name. You may also call the Company at 1-800 789-6771, or visit us at our web site, www.gafri.com, to request a copy.
THE PORTFOLIOS
Overview
The Separate Account currently offers the following Subaccounts, each of which is invested in a Portfolio with its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment practices and/or policies of any of the Portfolios. You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Subaccounts. For a copy of any prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-4523, call us at 1-800-789-6771, or go to our website at www.gafri.com.
The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expense related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments. More information about these payments is included in the Statement of Additional Information.
Portfolios, Share Classes, Advisors and Portfolio Investment Categories

SHARE
PORTFOLIO	CLASS	ADVISOR	INVESTMENT CATEGORY
American Century Variable Portfolios, Inc.

Large Company Value Fund	Class I	American Century Investment Management	Domestic equity: Large value

Mid Cap Value Fund	Class I	American Century Investment Management	Domestic equity: Mid cap value

Ultra® Fund	Class I	American Century Investment Management	Domestic equity: Large growth

VistaSM Fund	Class I	American Century Investment Management	Domestic equity: Mid cap growth

Calamos® Advisors Trust

Growth and Income Portfolio	n/a	Calamos Advisors LLC	Balanced: Moderate allocation

Davis Variable Account Fund, Inc.

Value Portfolio	n/a	Davis Selected Advisers, L.P. Sub-Adviser: Davis Selected Advisers-NY, Inc.	Domestic equity: Large blend

Dreyfus Portfolios

Dreyfus Investment Portfolios MidCap Stock Portfolio	Service	The Dreyfus Corporation	Domestic equity: Mid cap blend

Dreyfus Investment Portfolios Technology Growth Portfolio	Initial	The Dreyfus Corporation	Domestic equity: Technology

The Dreyfus Socially Responsible Growth Fund, Inc.	Institutional	The Dreyfus Corporation	Domestic equity: Large growth

Dreyfus Stock Index Fund, Inc.	Institutional	The Dreyfus Corporation (Index Mgr: Mellon Capital Management Corp*)	Domestic equity: Large blend

Dreyfus Variable Investment Fund Appreciation Portfolio	Initial	The Dreyfus Corporation	Domestic equity: Large blend

Dreyfus Variable Investment Fund Growth and Income Portfolio	Initial	The Dreyfus Corporation	Domestic equity: Large growth

Dreyfus Variable Investment Fund Money Market Portfolio	N/A	The Dreyfus Corporation	Money market: Money market taxable

Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio	Initial	The Dreyfus Corporation	Domestic equity: Small blend

Financial Investors Variable Insurance Trust

Ibbotson Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisers, Inc.	Balanced: Moderate allocation

Ibbotson Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisers, Inc.	Balanced: Conservative allocation

Ibbotson Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers, Inc.	Domestic equity: Large blend

Ibbotson Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers, Inc.	Balanced: Conservative allocation

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign Securities Fund	Class 2	Templeton Investment Counsel, LLC	International equity: Foreign large value

Invesco Variable Insurance Funds+

Invesco V.I. Capital Development Fund	Series I	Invesco Advisors, Inc.	Domestic equity: Mid cap growth

Invesco V.I. Core Equity Fund	Series I	Invesco Advisors, Inc.	Domestic equity: Large blend

Invesco V.I. Financial Services Fund	Series I	Invesco Advisors, Inc.	Domestic equity: Financial

Invesco V.I. Global Health Fund	Series I	Invesco Advisors, Inc.	Domestic equity: Health

Invesco V.I. High Yield Fund	Series I	Invesco Advisors, Inc.	Specialty bond: High yield bond

Invesco V.I. Small Cap Equity Fund	Series I	Invesco Advisors, Inc.	Domestic equity: Small blend

SHARE
PORTFOLIO	CLASS	ADVISOR	INVESTMENT CATEGORY
Invesco Van Kampen U.S. Mid Cap Value Portfolio	Class I	Van Kampen**	Domestic equity: Mid cap value

Invesco Van Kampen Value Portfolio	Class I	Van Kampen**	Domestic equity: Large value

Janus Aspen Series

Balanced Portfolio	Institutional	Janus Capital Management	Balanced: Market allocation

Enterprise Portfolio	Institutional	Janus Capital Management	Domestic equity: Mid cap growth

Forty Portfolio	Institutional	Janus Capital Management	Domestic equity: Large growth

Janus Portfolio	Institutional	Janus Capital Management	Domestic equity: Large growth

Overseas Portfolio	Institutional	Janus Capital Management	International equity: Foreign large growth

Morgan Stanley—The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio	Class I	Van Kampen**	Domestic equity: Mid cap growth

U.S. Real Estate Portfolio	Class I	Van Kampen**	Specialty stock: Real estate

Oppenheimer Variable Account Funds

Balanced Fund	Service	OppenheimerFunds	Balanced: Moderate allocation

Capital Appreciation Fund	Non-Service	OppenheimerFunds	Domestic equity: Large growth

Main Street Fund®	Non-Service	OppenheimerFunds	Domestic equity: Large blend

PIMCO Variable Insurance Trust

Real Return Portfolio	Administrative	Pacific Investment Management Company	General bond: Inflation-protected bond

Total Return Portfolio	Administrative	Pacific Investment Management Company	General bond: Intermediate-term bond

Wilshire

2015 ETF Fund	n/a	Wilshire Associates Incorporated	Balanced: Target date 2011-2015

2025 ETF Fund	n/a	Wilshire Associates Incorporated	Balanced: Target date 2021-2025

2035 ETF Fund	n/a	Wilshire Associates Incorporated	Balanced: Target date 2031-2035

+	The full legal name of Invesco Variable Insurance Funds is AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

*	An affiliate of The Dreyfus Corporation.

2010 Portfolio Changes — The list above and this prospectus reflects the name changes and transactions described below.

•	On April 19, 2010, the Dreyfus Developing Leaders Portfolio, a series of the Dreyfus Variable Insurance Fund, changed its name to the Dreyfus Opportunistic Small Cap Portfolio.

•	On May 1, 2010, the AIM portfolios changed their brand name to Invesco. For example, AIM V.I. Capital Development Fund became Invesco V.I. Capital Development Fund.

•	On May 1, 2010, The Universal Institutional Funds, Inc. changed its brand name from Van Kampen to Morgan Stanley.

•	On June 1, 2010 or as soon as practical after that date, Van Kampen’s U.S. Mid Cap Value Portfolio and Value Portfolio, which currently are series of The Universal Institutional Funds, Inc., will be merged into AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and change its brand name to Invesco Van Kampen. The list above reflects this anticipated transaction.

Each Ibbotson Portfolio and each Wilshire Portfolio listed in the table above is structured as a “fund of funds”. A “fund of funds” attempts to achieve its investment objective by investing in other investment companies (each, an “Acquired Fund”), which in turn invests directly in securities. Each Ibbotson Portfolio and each Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Ibbotson Portfolios and the Wilshire Portfolios will likely incur higher expenses than funds that invest directly in securities.
THE FIXED ACCOUNTS
The available fixed investment options are:

•	Fixed Accumulation Account Option

•	Fixed Account Option One-Year Guarantee Period

•	Fixed Account Option Three-Year Guarantee Period

•	Fixed Account Option Five-Year Guarantee Period

•	Fixed Account Option Seven-Year Guarantee Period

Note: Currently, you may not transfer amounts to the Fixed Account Option One-Year Guarantee Period.
Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive a stated rate of interest of at least 3% per year. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company. Interests in the Subaccounts are securities registered with the SEC. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.
There are restrictions on allocations to the Fixed Accounts, which are more fully described in the Purchase Payments and Investment Options-Allocations sections of this prospectus. There are also restrictions on transfers to and from the Fixed Accounts, which are described more fully in the Transfers section of this prospectus.
Fixed Accumulation Account
Amounts allocated to the Fixed Accumulation Account will receive a stated rate of interest of at least 3% per year. We may from time to time pay a higher current interest rate for the Fixed Accumulation Account.
Fixed Account Options with Guarantee Periods
Amounts allocated to a Fixed Account option with a guarantee period will receive a stated rate of interest for the guarantee period. The stated rate of interest will not change during the applicable guarantee period. The stated rate of interest will be at least 3% but may be higher.
Example: You allocate $5,000 to the Fixed Account Option Five-Year Guarantee Period when the stated rate of interest for the option is 3.5%. The $5,000 you allocated to the option will earn interest at a rate of 3.5% per year, compounded annually, for the next five years.
Renewal of Fixed Account Options with Guarantee Periods
At the end of a guarantee period and for 30 days preceding the end of the period, the Owner may elect a new option to replace the option that is then maturing. The Company will notify the Owner of the date on which the amount matures and Fixed Account options available at that time.
The entire amount in the maturing option may be re-allocated to any of the then-current Fixed Account options or Subaccounts. The Owner may not re-allocate to a Fixed Account option with a guarantee period that would extend beyond the annuity commencement date (the “latest date”).
If the Owner does not elect a new option, the entire amount maturing will be re-allocated to the maturing option so long as its guarantee period does not extend beyond the “latest date.” If the guarantee period extends beyond the “latest date,” the entire amount maturing will be re-allocated to the Fixed Account option with the longest available guarantee period that expires before the “latest date” or, failing that, the Fixed Accumulation option.
Example: You allocate $5,000 to the Five-Year Guaranteed Interest Rate Option. At the end of the five-year guarantee period, the “latest date” will occur in nine years. You do not elect a new option. The $5,000 is re-allocated to the Five-Year Guaranteed Interest Rate Option for another five years. At the end of second five-year guarantee period, the “latest date” will occur in four years. Once again, you do not elect a new option. The $5,000 cannot be re-allocated to the Five-Year Guaranteed Interest Rate Option because the five year guarantee period will extend beyond the “latest date.” No Fixed Account option with a shorter guarantee period is then available. The $5,000 is re-allocated to the Fixed Accumulation Account option.
PURCHASE PAYMENTS AND ALLOCATION TO INVESTMENT OPTIONS

Each Contract allows for an Accumulation Period during which purchase payments are invested according to the Owner’s instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. For more information on these programs, see the Automatic Transfer Programs section of this prospectus. The telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrenders or withdrawal, systematic withdrawal, or contract loans (if available). These withdrawal features are described more fully in the Surrender and Withdrawals and Contract Loans sections of this prospectus.
Purchase Payments
Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are:

	Tax-Qualified	Non-Tax-Qualified
Minimum initial purchase payment	$ 2,000 *	$ 10,000
Minimum monthly payments under periodic payment program	$ 50	$ 100
Minimum additional payments	$ 50	$ 50
Maximum single purchase payment	$500,000 or Company approval	$500,000 or Company approval

*	Group contracts are designed and intended for groups with an average initial certificate amount of at least $5,000.
The Company reserves the right to increase or decrease the minimum initial purchase payment or minimum purchase payment under a periodic payment program, the minimum allowable additional purchase payment, or the maximum single purchase payment, at its discretion and at any time, where permitted by law.
Each purchase payment will be applied by the Company to the credit of the Owner’s account. If the application or order ticket form is in Good Order, the Company will apply the initial purchase payment to an account for the Owner within two business days of receipt of the purchase payment. If the application or order ticket form is not in Good Order, the Company will attempt to get the application or order ticket form in Good Order within five business days. If the application or order ticket form is not in Good Order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically gives the Company consent to keep the purchase payment until the application or order ticket form is in Good Order. Once the application or order ticket form is in Good Order, the purchase payment will be applied to the Owner’s account within two business days.
Each additional Purchase Payment is credited to a Contract as of the Valuation Date on which the Company receives the Purchase Payment and any related allocation instructions in Good Order. If any portion of the additional Purchase Payment is allocated to a Subaccount, it will be applied at the next Accumulation Unit Value calculated after the Company receives the Purchase Payment and related allocation instructions in Good Order.
The Company may, in its sole discretion, restrict or prohibit the credit of purchase payment to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.
Purchase Payment Bonus
A bonus in the amount of 4% of each purchase payment will be credited to the Account Value. The bonus will be deemed to be a purchase payment for all purposes under a Contract and this prospectus except where otherwise noted. For example, the bonus will be allocated as part of purchase payment allocations. Any bonus credited to a purchase payment is also deemed to be part of that purchase payment for CDSC purposes. This means if the bonus is returned to the Owner on a surrender or withdrawal following the first Contract year, a CDSC, to the extent applicable to the purchase payment, will be deducted from the bonus amount. CDSC would not be imposed, however, with respect to any bonus amounts recaptured following a cancellation during the Right to Cancel period. CDSC is also not imposed with respect to any bonus amounts upon full or partial surrender during the first Contract year.

The bonus will not be returned to the Owner if a Contract is canceled under the Right to Cancel provision, if any, or if a Contract is surrendered in full during the first Contract year, unless otherwise required by state law. In either case, the bonus will be forfeited and the Owner will bear the risk of investment gains or losses on the amount of the bonus that was allocated to Subaccounts.
The bonus is funded from the Company’s General Account, and the Company guarantees that the bonus will never be less than 4%. The CDSC for the Contract is slightly higher and longer than for the other variable annuity contracts issued by the Company through Annuity Investors® Variable Account B. The Company expects to partially recover the expenses associated with providing the bonus under the Contract from this additional CDSC. The standard mortality and expense risk charge for the Contract is the same as for other variable annuity standard contracts issued by the Company through Annuity Investors Variable Account B. It does not include any additional charge for the bonus feature.
In certain circumstances, due to the generally higher surrender charge and longer surrender period for a contract with a bonus, an annuity contract without a bonus may provide greater value on surrender or withdrawal. In addition, if you surrender or withdrawal your contract during the first Contract Year, we will recapture the entire amount of the bonus even if your Contract has declined in value to an amount less than your Purchase Payments. As with any variable annuity that includes a contingent deferred sales charge, you should carefully consider your need to access your Account Value during the CDSC period, and the extent to which the free withdrawal privilege available under the Contract may be sufficient.
Example of Bonus Calculation
This example is intended to help you understand how the purchase payment bonus is determined.
Assumptions: You make the Purchase Payments shown. The bonus percentage is 4%.

Purchase Payments	Bonus Calculation	Bonuses
$40,000	4% of $40,000	$1,600
$20,000	4% of $20,000	$800
$10,000	4% of $10,000	$400
$30,000	4% of $30,000	$1,200

$100,000		$4,000
Example of Calculation of CDSC on Bonus Amount
This example is intended to help you understand that the CDSC applies to bonus amounts. The CDSC is calculated as a percentage of the Purchase Payment and any related bonus withdrawn, surrendered or annuitized.
Assumptions: You buy your Contract with a Purchase payment of $200,000. We credit an $8,000 bonus to this Purchase Payment. You allocate your Purchase Payment and the related bonus to a Subaccount that has a 0% return while you own your Contract. So your account value remains $208,000. You surrender your contract when the CDSC is 6% and the only waiver that applies is the 10% free withdrawal privilege. We take a CDSC of $11,232 and you receive $196,768.

	Formula	Calculation	Amount
Free withdrawal amount	0.10 x (purchase payment + bonus)	0.10 x $208,000	$20,800
Amount subject to CDSC	(purchase payment + bonus) – free withdrawal amount	$208,000 - $20,800	$187,200
CDSC	0.06 x amount subject to charge	0.06 x $187,200	$11,232
Amount paid to you	account value – CDSC	$208,000 – $11,232	$196,768

Investment Options—Allocations
Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options.
The current restrictions on allocations are:

Tax-Qualified and Non-Tax-Qualified
Minimum allocation to any Subaccount	$10

Minimum allocation to Fixed Accumulation Account	$10

Minimum allocation to a Fixed Account option with a guarantee period	$2,000 No amounts may be allocated to a guarantee period option which would extend beyond the Annuity Commencement Date.

Allocations to either Five-Year Guaranteed Interest Rate Option or Seven-Year Guaranteed Interest Rate Option	For Contracts issued after May 1, 2004 for states where the Company has received regulatory approval, amounts may be allocated to the Five-Year Guaranteed Interest Rate Option and the Seven-Year Guaranteed Interest Rate Option only during the first contract year.

Allocation during right to cancel period	No current restrictions, however, the Company reserves the right to require that purchase payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period.
Interests in the Fixed Account options are not securities and are not registered with the SEC. Interests in the Subaccounts are securities registered with the SEC. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.
The Company may, in its sole discretion, restrict or prohibit allocation to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.
Principal Guarantee Program
An Owner may elect to have the Company allocate a portion of a purchase payment to the Seven Year Guaranteed Interest Rate Option (the “Seven Year Option”) such that, at the end of the seven year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the Seven Year Option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner’s instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000. The principal guarantee program is only available during the first contract year.
Example: You make one purchase payment of $100,000 and you elect the principal guarantee program. At the time of your purchase, the interest rate for the Seven Year Option is 3.75%. We allocate $77,282.87 to the Seven Year Option. You allocate the remaining $22,717.13 to a variable investment option. The $77,282.87 allocated to the Seven Year Option earns interest at an annual rate of 3.75%. The variable investment option performs poorly and, for the seven year period, has a return of -5%.
•	Because you selected the principal guarantee program, the $77,282.87 allocated to the Seven Year Option grows to $100,000 after seven years. On the other hand, you lose $1,135.86 (-5% x $22,717.13) in the variable option during the seven year period. The $22,717.13 allocated to the variable option declines to $21,581.27 ($22,717.13 - $1,135.86). As a result, your account value is $121,581.27 ($100,000 + $21,581.27) after seven years.

•	If you did not select the principal guarantee program and allocated all of your purchase payment to the variable option, your account would have a -5% return for the seven year period. In this case, you would lose $5,000 (-5% x $100,000) and your account value would be $95,000 ($100,000 - $5,000) after seven years.

	With Principal Guarantee Program		Without Principal Guarantee Program
	At time of purchase	After 7 years	At time of purchase	After 7 years
Seven Year Option	$77,282.87	$100,000.00	$0	$0
Variable Option	$22,717.13	$21,581.27	$100,000	$95,000

Account Value	$100,000.00	$121,581.27	$100,000	$95,000
The amount that must be allocated to the Seven Year Option under the principal guarantee program varies based on the interest rate in effect at the time of the purchase payment.

•	A higher interest rate means that a smaller portion of the purchase payment must be allocated to the Seven Year Option.

•	A lower interest rate means that a larger portion of the purchase payment must be allocated to the Seven Year Option.
CHARGES AND DEDUCTIONS
Charges and Deductions By the Company
There are two types of charges and deductions by the Company. There are charges assessed to the Contract which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, transfer fees, and premium taxes, where applicable. There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge and the administration charge.
Contingent Deferred Sales Charge (“CDSC”)

Purpose of Charge	Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and costs of sales literature.

Amount of Charge	Up to 8% of each purchase payment withdrawn from the Contract depending on number of years elapsed since receipt of the purchase payment.
For Contracts issued after May 1, 2004 for states where the Company has received regulatory approval:

Number of full years elapsed between date of receipt of purchase payment and date request for withdrawal or surrender received	0	1	2	3	4	5	6	7	8 +
CDSC as a percentage of purchase payment withdrawn or surrendered	8%	8%	7%	6%	5%	4%	3%	2%	0%

For all other Contracts:

Number of full years elapsed between date of receipt of purchase payment and date request for withdrawal or surrender received	0	1	2	3	4	5	6	7	8	+
CDSC as a percentage of purchase payment withdrawn or surrendered	8%	8%	8%	7%	6%	5%	4%	2%	0%

When and How Deducted	On surrenders or withdrawals of Purchase Payments, not earnings, during Accumulation Period. For purposes of calculating the CDSC, we process full or partial surrenders against purchase payments in the order in which we receive them.

Waivers	• Free withdrawal privilege. See the Surrender and Withdrawals section of this prospectus for information.

• In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

• Upon separation from service if Contract issued with employer plan endorsement or deferred compensation endorsement.

•    If the Contract is issued with a tax-sheltered annuity endorsement (and without an employer plan endorsement): (i) upon separation from service if Owner has attained age 55 and Contract has been in force for at least seven years; or (ii) after Contract has been in force ten years or more.

• Long-term care waiver rider. See the Surrender and Withdrawals section of this prospectus for information.

• If the Social Security Administration determines after the Contract is issued that the Owner is “disabled” as that term is defined in the Social Security Act of 1935, as amended.

• Successor Owner election. See the Account Value section of this prospectus for information.

• Where required to satisfy state law or required for participation in certain retirement plans.
Deduction for Contingent Deferred Sales Charge When You Take a Withdrawal
Unless you instruct us otherwise, any contingent deferred sales charge that applies to a withdrawal will be deducted from the amount remaining in your account after you receive the amount you requested. In other words, the amount of the withdrawal will be grossed-up to cover the charge. For example, if the charge is 4%, you request $100, and no waiver applies, you receive $100, the charge is $4.17, and the total withdrawal from your account is $104.17.
Contract Maintenance Fee

Purpose of Charge	Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge	$30.00 per year.

When and How Deducted	During the Accumulation Period, the charge is deducted pro rata from amounts invested in the Subaccounts on each anniversary of the effective date of the Contract, and at time of surrender. During the Benefit Payment Period, a portion of the charge is deducted from each variable dollar benefit payment.

Waivers	• During the Accumulation Period if the Account Value is at least $40,000 on the date the charge is due (individual contracts only).

• During the Benefit Payment Period if the amount applied to a variable dollar benefit is at least $40,000 (individual contracts only).

• In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

• During the Benefit Payment Period where required to satisfy state law.

Transfer Fee

Purpose of Charge	Offset cost incurred in administering the Contracts.

Amount of Charge	$25 for each transfer in excess of 12 in any contract year. The Company reserves the right to change the amount of this charge at any time or the number of transfers that can be made without incurring the transfer fee. The maximum amount of the fee that the Company would impose on a transfer is $30.

When and How Deducted	During the Accumulation Period, the fee is deducted from the amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.
Administration Charge

Purpose of Charge	Offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When and How Deducted	During the Accumulation Period and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.

Waivers	May be waived or reduced in the Company’s discretion where the Company incurs reduced sales and servicing expenses.
Mortality and Expense Risk Charge

Purpose of Charge	Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to make benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When and How Deducted	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.

Waivers	None.
Premium Taxes
Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under applicable law.
Expenses Related to Loans
If loans are available under your Contract and you borrow money under the loan provisions of your Contract, we will charge interest on the loan. The maximum interest rate we charge on a loan is 8%. For more information about loans, see the Contract Loans section of the prospectus
Maximum Charges
Except as indicated below, the Company will never charge more to a Contract than the fees and charges described, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.
The Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrender and Withdrawals section of this prospectus, if in the Company’s discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.
Discretionary Waivers of Charges
The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.
Expenses of the Portfolios
In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).
TRANSFERS
Transfers
If allowed by the Company, in its sole discretion, during the Accumulation Period, an Owner may transfer amounts among Subaccounts, between Fixed Account options, and/or between Subaccounts and Fixed Account options by written request once each Valuation Period.
The current restrictions on transfers are:

Tax-Qualified and Non-Tax-Qualified

Minimum Transfers from

- any Subaccount	$500 or balance of Subaccount, if less than $1,000

- Fixed Account option	$500 or balance of Fixed Account option, if less

Minimum Transfer to

- Fixed Accumulation Account	None

- Fixed Account option with guarantee period	$2,000 — No amounts may be transferred to a guarantee period option which would extend beyond the Annuity Commencement Date.

Maximum Transfers from

- Fixed Accumulation Account	During any contract year, 20% of the Fixed Account option’s value as of the most recent contract anniversary.

- Maturing Fixed Account option with guarantee period	The amount contained in the maturing Fixed Account option with guarantee period.

- Non-Maturing Fixed Account option with guarantee period	During any contract year, 20% of the Fixed Account option’s value as of the most recent contract anniversary without penalty.

General Restrictions on Transfers from Fixed Account options
▪     May not be made prior to first contract anniversary.
▪     Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of six months from the date of the original transfer.

General Restrictions on Transfers to Fixed Account option with guarantee period	For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, amounts may be transferred to the Three-Year Guaranteed Interest Rate Option only during the first contract year.
A transfer is effective on the Valuation Date during which the Company receives the request for transfer. Transfers to a Subaccount will be processed at the next Accumulation Unit Value calculated after the Company receives the transfer request in Good Order. The Company may, in its sole discretion, restrict, delay or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.
How to Request a Transfer
Currently, instead of placing a request in writing, an Owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period. Transfer instructions currently may be placed by telephone at 1-800-789-6771, or via facsimile at 513-765-5115, or over the Internet through the Company’s web site at www.gafri.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company’s web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract Owners.
The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, the Company will not be liable for refusing to comply with transfer instructions that are not in Good Order or that the Company reasonably believes are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.
Automatic Transfer Programs
During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771. There are risks involved in switching between investments available under the Contract.
Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee charge.

Minimum Account
Service	Description	Requirements	Limitations/Notes
Dollar Cost Averaging Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.
	Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option (where available) to any Subaccount(s), on a monthly or quarterly basis.	Source of funds must be at least $10,000. Minimum transfer per month is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to any of the Fixed Account options. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

Portfolio Rebalancing Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account option (where available) to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

Minimum Account
Service	Description	Requirements	Limitations/Notes
Interest Sweep	Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).	Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account option’s value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter. Interest sweep is not available from the Seven-Year Guaranteed Interest Rate Option if the Principal Guarantee Program is selected.
Changes in or Termination of Automatic Transfer Programs
The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days’ notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by U.S. or overnight mail, or by facsimile at 513-768-5115. Termination and change instructions will also be accepted by telephone at 1-800-789-6771. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.
The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.
Restrictions on Transfers Relate to Active Trading Strategies
Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.
We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Transfer restrictions may vary by state.
Appendix B to this prospectus contains more information about the processes and restrictions.
WITHDRAWALS AND SURRENDERS
Surrender and Withdrawals
An Owner may surrender a Contract either in full or take a partial withdrawal during the Accumulation Period. A CDSC may apply on surrender or withdrawal. If a CDSC applies to a withdrawal, it will generally be deducted from the remaining contract value. For more information about the calculation of the CDSC, please see the Deduction for Contingent Deferred Sales Charge When You Make a Withdrawal section of this prospectus.
If bonus amounts credited to a purchase payment are returned to the Owner on a withdrawal or surrender following the first year, a CDSC, to the extent applicable to the purchase payment, will be deducted from the bonus amount. CDSC would not be imposed, however, with respect to any bonus amounts recaptured following a cancellation during the free look period. CDSC is also not imposed with respect to any bonus amounts upon withdrawal or surrender during the first Contract year. The restrictions and charges on withdrawals and surrenders are:

	Tax-Qualified	Non-Tax-Qualified
Minimum amount of withdrawal	$500	$500

Minimum remaining Surrender Value after withdrawal	$500	$500

Amount available for surrender or withdrawal (valued as of end of Valuation Period in which request for surrender or withdrawal is received by the Company)	Surrender Value, subject to tax law or employer plan restrictions on withdrawals or surrender	Surrender Value, subject to employer plan restrictions on withdrawals or surrender

Tax-Qualified and Non-Tax-Qualified

Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2 (25% for certain SIMPLE IRAs)

Contract maintenance fee on surrender	$30 (no CDSC applies to fee)

Contingent deferred sales charge (“CDSC”)	Up to 8% of purchase payments

Order of withdrawal for purposes of CDSC (order may be different for tax purposes)	First from accumulated earnings (no CDSC applies) and then from purchase payments in the order in which we receive them (CDSC may apply)
A surrender will terminate the Contract. Withdrawals are taken proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the request unless the Owner requests that the withdrawal be from a specific investment option.
A surrender or withdrawal is effective on the Valuation Date during which the Company receives the request, and will be processed at the Next Accumulation Unit Value calculated after the Company receives the request in Good Order. Payment of a surrendered or withdrawn amount may be delayed if it includes an amount paid to the Company by a check that has not yet cleared. Processing and payment of the amount surrendered or withdrawn from a Fixed Account option may be delayed for up to six months after receipt of the request for surrender or withdrawal as allowed by state law. If the Company delays processing and payment, it will comply with the applicable state law. Payment of the amount surrendered or withdrawn from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the Securities and Exchange Commission either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.
Free Withdrawal Privilege
The Company will waive the CDSC on full or partial surrender or withdrawal during the first contract year, on an amount equal to not more than 10% of all purchase payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of: (a) accumulated earnings (Account Value in excess of purchase payments); or (b) 10% of the Account Value as of the last contract anniversary.
If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year. The free withdrawal privilege may not be available under some group Contracts.
Long-Term Care Waiver Rider
If the Long-Term Care Waiver Rider is available in your state, it is automatically provided with your Contract. If a Contract is modified by the Long-Term Care Waiver Rider, a surrender or withdrawal may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. There is no charge for this rider.
Systematic Withdrawal
During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days’ notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.
Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.
CONTRACT LOANS
If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract. The Company may make loans to Owners of certain tax-qualified Contracts. If loans are available under your Contract and you borrow money under the loan provisions, we will charge interest on the loan. The maximum interest rate we charge is 8%. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account option and earn a fixed rate of interest applicable to loan collateral, which will be at least 3%. Generally, we require the collateral amount to be 110% of the outstanding loan balance. The restrictions that otherwise apply to the Fixed Accumulation Account do not apply to transfers of collateral amounts to the Fixed Accumulation Account or to such amounts no longer required to collateralize the loan.
The difference between the interest rate we charge on a loan and the interest rate we credit to the collateral amount is called the “loan interest spread.”

•	Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to the collateral amount in the Fixed Accumulation Account is 3%, the maximum loan interest spread is 5%.

•	Because we are currently charging 6% interest on loans and crediting 3% interest on collateral, the current “loan interest spread” is 3%.

•	A plan administrator or employer retirement plan may require us to charge an interest rate on loans that is higher than 8%. In this case, the maximum “loan interest spread” will be higher than 5% and the current “loan interest spread” will be higher than 3%.

Any unpaid interest will be added to the loan. As a result, it will be compounded and be part of the loan.
If loans are available under your Contract and you borrow money under the loan provisions, you will not be able to surrender or annuitize your Contract until all such loans are paid in full. Loans may also limit the amount of money that you can partially surrender from your Contract. If you default in repaying a loan under your Contract, we may pay off the loan by effectively reducing your Account Value by an amount equal to the balance of the loan.
If we receive money from you while a loan is outstanding under your Contract, we will treat the money as a Purchase Payment unless you notify us that the money is a loan payment.
Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges.
A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.
ANNUITY BENEFIT
An Owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than the Annuity Commencement Date.

Annuity Benefit payments will be made to the Annuitant as Payee. In lieu of that, you may elect by Written Request to have Annuity Benefit payments made to you as Payee. Any Annuity Benefit amounts remaining payable on the death of the Payee will be paid to the contingent Payee designated by you by Written Request. We may reject the naming of a non-natural contingent Payee.
The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately proceeding the first day of the Benefit Payment Period. For tax-qualified Contracts, if the Payee is a non-natural person, a surrender will be deemed to have been made and the amount applied to a settlement option will be the Surrender Value instead of the Account Value, unless the non-natural person Payee is the Owner of the individual or group Contract and has an immediate obligation to make corresponding payments to the Annuitant of the Contract.
The Owner may select any form of settlement option which is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.
If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. If the Owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value (or Surrender Value) to a fixed dollar benefit for the life of the Annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.
DEATH BENEFIT
Death Benefit
A death benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving (or your civil union partner/domestic partner/same-gender spouse in applicable states) becomes a Successor Owner of the Contract, the death benefit will be paid on the death of the Successor Owner if he or she dies during the Accumulation Period.
A partial surrender or withdrawal from the Contract may result in the reduction of the Death Benefit that is greater than the amount of the partial surrender or withdrawal.
Death Benefit Amount
The determination of the Death Benefit Amount depends on the form of Contract in effect in your state of residence when the Contract was issued. For example, in 2003, the Company sought approval from the various states for an endorsement with revised provisions concerning the determination of the Death Benefit Amount (the “2003 Death Benefit Endorsement”). Please contact the Company if you have questions as to how to determine the Death Benefit Amount under your Contract.
Death Benefit Amount (Version 1)

This Version 1 of the Death Benefit Amount applies to:
1)	all Group and Individual Contracts issued in any state after May 1, 2006; and

2)	all Group and Individual Contracts issued prior to May 1, 2006 but after the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.
The Death Benefit Amount will equal the greater of:
1)	the Account Value on the Death Benefit Valuation Date; or

2)	the Minimum Death Benefit.
The Minimum Death Benefit is equal to the total purchase payments, including the bonus(es) thereon, reduced proportionally for withdrawals. This reduction will include any charges or adjustments applicable to such withdrawals, and will be made on the date of the withdrawal. This means that the Minimum Death Benefit will be reduced on that date in the same percentage as the percentage reduction in the Account Value.
Example of Determination of Death Benefit Amount (Version 1)
This example is intended to help you understand how a withdrawal impacts the Death Benefit amount.

Assuming your total Purchase Payments equal $100,000, your Account Value is $90,000, you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.
Step One: Calculate the proportional reduction.
Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	- 11,111

Purchase Payments reduced for withdrawals	$88,889
Step Three: Determine the Death Benefit amount.
Immediately after the withdrawal, the reduced Purchase Payments of $88,889 is greater than the Account Value of $80,000, so the Death Benefit amount would be $88,889.
The Death Benefit Amount will be reduced by any applicable premium tax or other tax not previously deducted. It will also be reduced by any outstanding loans.
The Death Benefit Amount will be allocated among the Subaccounts and Fixed Account options as of the Death Benefit Valuation Date. This allocation will be made in the same proportion as the value of each option bears to the Owner’s total Account Value immediately before the Death Benefit Valuation Date.
For all Contracts an Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. There is no additional charge associated with the form of Death Benefit election. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to form of settlement option is made; the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.
Death Benefit Amount (Version 2)

This Version 2 of the Death Benefit Amount applies to all Group and Individual Contracts issued in any state before the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.
The death benefit will be an amount equal to the larger of the following two amounts:
1)	The Account Value on the Death Benefit Valuation Date; or

2)	The total purchase payment(s), including the bonus(es) thereon, less any partial withdrawals and any CDSC that applied to those amounts.
Example of Determination of Death Benefit Amount (Version 2)
This example is intended to help you understand how a withdrawal impacts the Death Benefit amount.
Assuming your total Purchase Payments equal $100,000, your Account Value is $90,000, you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.
Step One: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less reduction for withdrawals	-10,000

Purchase Payments reduced for withdrawals	$90,000

Step Two: Determine the Death Benefit amount.
Immediately after the withdrawal, the reduced Purchase Payment of $90,000 is greater than the Account Value of $80,000, so the Death Benefit amount would be $90,000.
Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above. The Death Benefit Amount will be allocated among the Subaccounts and Fixed Account options as of the Death Benefit Valuation Date. This allocation will be made in the same proportion as the value of each option bears to the Owner’s total Account Value immediately before the Death Benefit Valuation Date.
For all Contracts an Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. There is no additional charge associated with the form of Death Benefit election. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to form of settlement option is made; the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.
Successor Owner Election
If the Contract is issued after May 1, 2004, and the surviving (or your civil union partner/domestic partner/same-gender spouse in applicable states) of a deceased Owner becomes a Successor Owner of the Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, as of what would have been the Death Benefit Valuation Date. In addition, contingent deferred sales charges will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments applied to the Contract after that date. There is no additional charge associated with this feature.
For purposes of determining what would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. The election to become Successor Owner must be made within one year of the date of the Owner’s death.
Prior to May 1, 2004, the Successor Owner provisions of the Contract were available only by endorsement and may not have been available in all states.
Payment of Benefits
When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, the Company promises to pay a stream of benefit payments for the duration of the settlement option selected. Upon annuitization, the Account Value is no longer available to the Owner. Benefit payments may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company’s general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.

If the beneficiary is an individual and the lump sum payment option is selected, we pay the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account is called the Great American Benefit Choice Account. We send the beneficiary a personalized “checkbook” for this account. The beneficiary may withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.
The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.
The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.
In some circumstances when a lump sum payment option is selected, we do not establish a draft account for the beneficiary.

•	If the death benefit is less than $5,000 or the beneficiary is a non-natural person such as a trust, estate or corporation, we pay the death benefit with a single check payable to the beneficiary.

•	If the beneficiary is a resident of Arkansas, Colorado, Florida, Kansas, Maryland, Nevada, North Carolina or North Dakota and he or she requests that the lump sum be paid by check, we pay the death benefit with a single check payable to the beneficiary.
SETTLEMENT OPTIONS
Settlement Options
The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semiannual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.
The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted as described in the Commuted Values section of this prospectus.
The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.
For life contingent settlement options, the death of the Annuitant may result in only a single payment being made. For fixed period settlement options, the periodic payments will continue for the entire fixed period even if the Annuitant dies during the payment period.
Income for a Fixed Period: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)
Life Annuity with Payments for a Fixed Period: The Company will make periodic payments for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

Joint and One-Half Survivor Annuity: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.
Life Annuity: The Company will make periodic payments until the death of the person on whose life the benefit payments are based.
For Contracts issued after May 1, 2004, in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit payment factors based on annuity 2000 mortality tables for blended lives (60% female/40%male) with interest at 1% per year, compounded annually.
For all other Contracts, the Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 3% per year, compounded annually.
Forms of Benefit Payments Under Settlement Options
Fixed Dollar Payments
Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.
The Company guarantees minimum fixed dollar benefit payment factors based on 1983 group annuity mortality tables, for blended lives (60% female/40% male) with interest at 3% per year, compounded annually. The minimum monthly payments per $1,000 of value for the Company’s standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.
Variable Dollar Payments
The first variable dollar benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company’s minimum guaranteed settlement option factors, reduced by a pro rata portion of the certificate maintenance fee, equal to the amount of the fee divided by the number of payments to be made over a 12-month period.
The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the first benefit payment includes a 3% rate of interest, subsequent benefit payments will be less than the first payment if the net investment performance of the applicable Subaccount(s) is less than 3%.
The amount of each subsequent payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the certificate maintenance fee, as described above. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment.
The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the certificate maintenance fee) among the Subaccount(s) selected in the percentages indicated by the Owner (or Payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Definitions section of this prospectus.
Considerations in Selecting a Settlement Option and Payment Forms
Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annual or annual), and the payment form selected (fixed dollar or variable dollar).

•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the lower the amount of each payment because more payments will be made.

•	For life contingent settlement options, the longer the life expectancy of the Annuitant or Beneficiary, the lower the amount of each payment because more payments are expected to be paid.

•	Fixed dollar payments will remain level for the duration of the payment period.

•	The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The daily investment factor and the assumed interest rate also affect the amount by which variable dollar payments increase or decrease.
Additional information about the net investment factor and the assumed interest rate is included in the Statement of Additional Information.
THE CONTRACTS
Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between the group Owner and the Company. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant’s interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.
Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given State may depend on that State’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. To obtain an explanation of the modifications that we have made to Contracts delivered in the state where you live, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.
Right to Cancel
The Owner of an individual Contract may cancel it before midnight of the twentieth day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it, plus or minus any investment gains or losses under the Contract, and less the bonus amounts credited to the purchase payment(s), as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payment(s), less the bonus amounts, without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.
Termination
The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the Owner the amount which would be due the Owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company’s involuntary surrender right as described above.

Persons With Rights Under a Contract
Owner: The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.
Joint Owners: There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the (or your civil union partner/domestic partner/same-gender spouse in applicable states) of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit which becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.
Successor Owner: The surviving (or your civil union partner/domestic partner/same-gender spouse in applicable states) of a deceased Owner may become a Successor Owner if the surviving (or your civil union partner/domestic partner/same-gender spouse in applicable states) was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a (or your civil union partner/domestic partner/same-gender spouse in applicable states) to become a Successor Owner, the Owner must make an election prior to the Owner’s death, or the surviving (or your civil union partner/domestic partner/same-gender spouse in applicable states) must make an election within one year of the Owner’s death.
As required by federal tax law, the Contract contains rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the successor owner is not you spouse as defined by federal tax law, then after your death the contract values must be distributed in a manner that complies with these rules.
Civil Union Partners, Domestic Partners and Same-Gender Married Couples: The federal Defense of Marriage Act states that none of the following persons are considered married under federal law: civil union partners, domestic partners, or same-gender married couples. Therefore the favorable tax treatment provided by federal tax law to a surviving spouse is NOT available to a surviving civil union partner, a surviving domestic partner, or the surviving spouse of a same-gender marriage. For information about federal tax laws, please consult a tax advisor.
Annuitant: The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.
Beneficiary: The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner’s estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.
Payee: Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.
Assignee: Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.
ANNUITY INVESTORS LIFE INSURANCE COMPANY®

The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.
The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.
The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. As a result, Contract owners must rely on the financial strength of the Company for any benefit payments under the Contract. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate risk, liquidity risk and credit risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account. In addition, the Company’s general account is subject to the claims of its creditors.
The Company and Great Americana Advisors®, Inc., the principal underwriter of the Contracts, are involved in various kinds of routine litigation that, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.
THE SEPARATE ACCOUNT
General
The Separate Account was established by the Company on December 19, 1996, as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company’s Board of Directors. The Separate Account is registered with the SEC as a unit investment trust. It is divided into Subaccounts that invest in corresponding Portfolios. Interests in the Subaccounts are securities registered with the SEC. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.
The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company.
Therefore, the performance of the Separate Account is entirely independent of the investment performance of the Company’s general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.
Additions, Deletions or Substitutions of Subaccounts
New Subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by us and that is not discriminatory. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar benefit payments or for transfers. We may substitute the shares of a different portfolio or a different class of shares for shares held in a Portfolio.
In the event of any addition, merger, combination or substitution, we may make such changes in the Contract as may be necessary or appropriate to reflect such event. Additions, mergers, combinations or substitutions may be due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. We will obtain approval of additions, mergers, combinations or substitution from the SEC to the extent required by the Investment Company Act of 1940, or other applicable law. We will also notify you before we make a substitution.

VOTING OF PORTFOLIO SHARES
To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.
The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner’s percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.
The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.
The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount. Because the Company will use this proportional method of voting, a small number of Owners may determine the manner in which the Company will vote Portfolio shares for which it solicits voting instructions but receives no timely instructions.
Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.
*	Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.
DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS
Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the contracts. Its business address is 525 Vine Street, Cincinnati, Ohio 45202. GAA is a wholly-owned subsidiary of Great American Financial Resources, Inc. and an affiliate of the Company.
The Contracts are sold by insurance agents who are also registered representatives of (1) GAA or (2) other broker-dealers that have entered into selling agreements with GAA. GAA and the other broker-dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.
The Company pays commissions to GAA for promotion and sale of the contracts. GAA retains the commissions for sales made through its registered representatives, or pays the commissions to other broker-dealers for sales made through their registered representatives. GAA and the other broker-dealers pay their registered representatives from their own funds. Commissions paid by the Company are calculated as a percentage of the purchase payments received for a contract. The maximum percentage is 8.5% of the purchase payments received from a contract. Commissions paid by the Company may also be calculated as a percentage of the contract value (sometimes called a trail commission). Trail commissions are not expected to exceed 1% of the contract value on an annual basis.
Commissions paid on the Contracts and payments for other services are not charged directly to you or your Account Value, but are charged indirectly through fees and charges imposed under the Contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from our general assets.
The Statement of Additional Information includes more information about the compensation we pay to GAA and the additional compensation that GAA pays to select selling firms.
FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.
The tax information provided in the prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an independent attorney or tax advisor who is not affiliated with the Company.
Tax Deferral on Annuities
Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when an Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the Owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.
Tax-Qualified Retirement Plans
Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.
The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.
Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.
Individual Retirement Annuities
IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.
Roth IRAs
IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1/2, become disabled, or died, or for qualified first-time homebuyer expenses.
Tax-Sheltered Annuities
IRC 403(b) of the Code permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.
Pension, Profit-Sharing, and 401(k) Plans
IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.
Roth TSAs and Roth 401(k)s
IRC Section 402A permits TSA plans and 401(k) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA or 401(k) plan are included in the employee’s taxable income as earned. Distributions are considered to come proportionally from contributions and earnings. Distributions attributable to contributions are tax-free. Distributions attributable to earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1/2, become disabled, or died. Amounts attributable to Roth TSA and Roth 401(k) contributions are subject to the same distribution restrictions that apply to other amounts attributable to TSA or 401(k) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.
Governmental Deferred Compensation Plans
State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1/2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.
Nonqualified Deferred Compensation Plans
Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, benefits payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules
The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other Contracts.

Nonqualified Deferred
	Tax-Qualified Contracts and Plans	Compensation Plans	Other Annuity Contracts
Plan Types
▪     IRC §401 (Pension,
Profit-Sharing, 401(k))
▪     IRC §403(b)
(Tax-Sheltered Annuity)
▪     IRC §408 (IRA, SEP,
SIMPLE IRA)
▪     IRC §408A (Roth
IRA)
▪     IRC §402A (Roth
TSA or Roth 401(k))
▪     IRC §457
(Governmental §457)
		▪ IRC §409A ▪ IRC §457 (Nongovernmental §457)	IRC §72 only

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Distribution Restrictions	Distributions from Contract or plan may be restricted to meet requirements of the Internal Revenue Code and/or terms of the retirement plan.		None.

Taxation of Surrenders and Lump Sum Death Benefit	Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other “investment in the contract” is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other Contracts are generally deemed to come from investment in the contract on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA or Roth 401(k) are completely tax free if certain requirements are met.	Generally, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”.

However, distributions are tax-free until any contributions from before August 14, 1982 are returned.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, or Roth 401(k) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	No penalty taxes.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor on transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plan Contracts are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Required Minimum Distributions
The Contracts are subject to the required minimum distribution (“RMD”) rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.
For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally begin by April 1 following attainment of age 70 1/2. However, for a Tax-Sheltered Annuity Plan, Pension, Profit-Sharing, or 401(k) Plan, or Governmental Deferred Compensation Plan of an employer, a participant who is not a 5% owner of the employer may delay required minimum distributions until April 1 following the year in which the participant retires from that employer. The required minimum distributions during life are calculated based on standard life expectancy tables adopted under federal tax law.
For a Roth IRA or Contract that is not tax-qualified, there are no required minimum distributions during life.
All Contracts are generally subject to required minimum distributions after death. Generally, if payments have begun under a settlement option during life or if under a tax-qualified Contract the required beginning date for distributions had been reached, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years after death, or must be paid out in substantially equal payments beginning within one year of death over a period not exceeding the beneficiary’s life expectancy. For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse (as defined by federal tax law) may elect out of these requirements, and apply the required minimum distribution rules as if the Contract were his or her own.
DELIVERY OF DOCUMENTS TO CONTRACT OWNERS
Reports and Confirmations
At least once each Contract Year, we will mail reports of the Contract’s Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first.
We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.
Householding — Revocation of Consent
Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”) may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771 or www.gafri.com.
Owners who are currently receiving multiple copies of required documents may contact the Company at 1-800-789-6771 or www.gafri.com for additional information about householding.
Electronic Delivery of Required Documents
Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 or www.gafri.com for additional information about electronic delivery of documents.
THE REGISTRATION STATEMENT
The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www:http://.sec.gov. The registration number for the Registration Statement is 333-51971.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:
Annuity Investors Life Insurance Company
General Information and History
State Regulations
Portfolios
General Information
Revenue We Receive from the Portfolios and/or Their Service Providers
Services
Safekeeping of Separate Account Assets
Records and Reports
Experts
Distribution of the Contracts
Compensation Paid to GAA
Additional Compensation Paid to Selected Selling Firms
Performance Information
Standardized Total Return—Average Annual Total Return
Adjusted Historical Total Return
Non-Standardized Total Return—Cumulative Total Return
Standardized Yield for the Money Market Subaccount
Benefit Unit Transfer Formulas
Glossary of Financial Terms
Federal Tax Matters
Taxation of Separate Account Income
Tax Deferral on Non-Tax-Qualified Contracts
Financial Statements
3 3 3 3 3 3 4 4 4 4 4 5 5 6 6 6 6 7 7 8 9 9 10 10
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APPENDIX A: CONDENSED FINANCIAL INFORMATION

			Number of
		Standard with	Standard with
	Number of	Administration	Administration
Standard	Standard	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
American Century VP Large Company Value Fund-Class I Shares (Inception Date 12/1/2004)
8.901355	251,200.267	8.970571	23,641.270	12/31/09
7.520419	292,792.476	7.567364	22,722.785	12/31/08
12.161971	382,937.244	12.219181	22,366.355	12/31/07
12.494572	420,902.275	12.534154	18,866.080	12/31/06
10.560864	99,384.541	10.578263	5,867.404	12/31/05
10.216542	36,701.792	10.217864	0.000	12/31/04
American Century VP Mid Cap Value Fund-Class I Shares (Inception Date 12/1/2004)
12.261657	554,495.560	12.357009	20,386.583	12/31/09
9.570065	643,576.702	9.629807	20,864.494	12/31/08
12.830516	824,409.192	12.890880	20,787.735	12/31/07
13.320957	911,824.088	13.363156	17,345.331	12/31/06
11.229852	114,376.075	11.248357	7,815.280	12/31/05
10.395465	24,970.228	10.396812	0.000	12/31/04
American Century VP Ultra® Fund-Class I Shares (Inception Date 12/1/2004)
9.190140	465,662.403	9.179987	0.000	12/31/09
6.869832	518,640.998	6.912735	60.185	12/31/08
11.906808	575,813.493	11.962841	36.573	12/31/07
9.979396	707,542.380	10.011033	0.000	12/31/06
10.463493	32,615.015	10.497965	143.364	12/31/05
10.386756	598.086	10.388096	0.000	12/31/04
American Century VP VistaSM Fund-Class I Shares (Inception Date 12/1/2004)
10.046098	743,185.410	10.124228	3,860.152	12/31/09
8.319404	826,352.105	8.371361	3,882.977	12/31/08
16.424171	915,985.190	16.501437	2,847.514	12/31/07
11.918299	976,806.445	11.956077	979.911	12/31/06
11.088360	79,780.294	11.124884	1,175.748	12/31/05
10.399373	4,938.285	10.400714	0.000	12/31/04
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
9.633554	118,358.600	9.672878	1,059.515	12/31/09
7.007788	111,399.974	7.025689	1,059.515	12/31/08
10.412111	51,983.045	10.422751	1,033.447	12/31/07
Davis Value Portfolio (Inception Date 5/1/2007)
7.559947	190,658.865	7.590817	647.066	12/31/09
5.845926	154,220.486	5.860868	546.159	12/31/08
9.935864	36,509.854	9.946016	0.000	12/31/07
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2007)
7.284643	6,059.237	7.314401	0.000	12/31/09
5.459428	6,054.670	5.473387	0.000	12/31/08
9.297957	1,976.759	9.307473	0.000	12/31/07
Dreyfus IP Technology Growth Portfolio-Initial Shares (Inception Date 12/1/2004)
10.895130	997,390.377	10.979829	1,371.580	12/31/09
7.008211	1,051,298.784	7.051955	1,371.580	12/31/08
12.085181	1,154,532.874	12.142012	1,422.794	12/31/07
10.684409	1,309,668.746	10.718243	1,372.144	12/31/06
10.388053	32,100.558	10.405161	4,403.010	12/31/05
10.151024	198.889	10.152333	0.000	12/31/04

			Number of
		Standard with	Standard with
	Number of	Administration	Administration
Standard	Standard	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
10.287151	560,684.875	8.471546	0.000	12/31/09
7.800236	579,088.137	6.413791	0.000	12/31/08
12.064814	630,147.828	9.905194	0.000	12/31/07
11.353220	701,011.037	9.306724	0.000	12/31/06
10.543914	795,479.598	8.630191	743.278	12/31/05
10.320091	913,267.538	8.434196	0.000	12/31/04
9.854396	925,266.631	8.041428	0.000	12/31/03
7.930106	960,232.146	6.461591	0.000	12/31/02
11.317226	1,066,026.751	9.207778	0.000	12/31/01
14.823134	894,007.973	—	—	12/31/00
Dreyfus Stock Index Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
12.160550	3,157,298.781	9.855344	15,304.077	12/31/09
9.762392	3,356,601.303	7.899754	14,559.046	12/31/08
15.752402	3,792,658.208	12.727386	14,254.308	12/31/07
15.179498	4,190,418.249	12.245744	11,156.427	12/31/06
13.328744	4,493,460.193	10.736383	12,475.438	12/31/05
12.911696	4,792,865.682	10.384683	3,723.761	12/31/04
11.835440	4,670,251.024	9.504688	2,960.789	12/31/03
9.349226	4,454,143.840	7.496983	209.774	12/31/02
12.210993	4,141,595.630	9.777260	0.000	12/31/01
14.100696	3,598,196.884	—	—	12/31/00
Dreyfus VIF Appreciation Portfolio-Initial Shares (Inception Date 7/15/1997)
13.314101	646,153.835	10.898715	21,321.750	12/31/09
11.017708	708,576.070	9.005207	21,503.643	12/31/08
15.862343	863,904.016	12.945107	18,684.059	12/31/07
15.017729	946,182.350	12.237088	16,608.513	12/31/06
13.075735	1,005,802.778	10.638507	17,188.337	12/31/05
12.704674	1,036,367.953	10.320936	13,273.463	12/31/04
12.265787	936,025.635	9.949338	10,260.940	12/31/03
10.264481	821,738.414	8.313661	172.414	12/31/02
12.497173	717,965.716	10.107007	0.000	12/31/01
13.974173	649,590.073	—	—	12/31/00
Dreyfus VIF Growth and Income Portfolio-Initial Shares (Inception Date 7/15/1997)
10.209163	333,618.716	9.443452	12,075.969	12/31/09
8.039857	397,593.350	7.425530	12,075.969	12/31/08
13.684704	484,210.513	12.619745	12,648.857	12/31/07
12.799045	534,977.589	11.784954	12,161.716	12/31/06
11.335178	573,338.603	10.421252	12,803.895	12/31/05
11.122877	660,745.227	10.210579	11,571.700	12/31/04
10.496627	594,854.140	9.621119	10,166.144	12/31/03
8.409071	633,983.863	7.696282	8,651.943	12/31/02
11.419341	646,842.656	10.435877	0.000	12/31/01
12.299306	572,006.660	—	—	12/31/00

			Number of
		Standard with	Standard with
	Number of	Administration	Administration
Standard	Standard	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
Dreyfus VIF Money Market Portfolio (Inception Date 7/15/1997)
1.214495	5,766,256.197	1.197516	28,796.477	12/31/09
1.227384	6,894,098.095	1.208695	1,060.643	12/31/08
1.216497	7,980,519.294	1.196094	5,805.780	12/31/07
1.183188	6,426,348.042	1.161069	1,045.886	12/31/06
1.152576	6,753,332.466	1.128752	323.650	12/31/05
1.140557	5,458,310.932	1.115026	241.762	12/31/04
1.146684	11,398,828.937	1.119521	142.363	12/31/03
1.153638	26,597,370.970	1.125015	54.380	12/31/02
1.153108	17,775,594.379	1.123012	0.000	12/31/01
1.128116	7,677,545.259	—	—	12/31/00
Dreyfus VIF Opportunistic Small Cap Portfolio-Initial Shares (Inception Date 7/15/1997)
10.091016	566,076.124	9.633463	7,871.539	12/31/09
8.120054	592,552.159	7.740069	8,701.290	12/31/08
13.197067	683,423.829	12.560254	8,382.687	12/31/07
15.049986	807,530.215	14.301836	7,958.520	12/31/06
14.708620	908,638.512	13.956241	10,144.353	12/31/05
14.099077	919,021.905	13.357598	6,692.266	12/31/04
12.842412	898,484.551	12.148627	5,322.133	12/31/03
9.888294	887,931.962	9.340276	5,837.045	12/31/02
12.397758	698,539.631	11.693304	0.000	12/31/01
13.391746	482,890.909	—	—	12/31/00
DWS Small Cap Index VIP Fund-Class A (Inception Date 5/1/1999)
13.579609	294,557.144	13.799314	64.931	12/31/09
10.880984	299,117.876	11.040204	94.701	12/31/08
16.753029	419,825.549	16.972161	794.212	12/31/07
17.321028	452,371.808	17.520732	798.011	12/31/06
14.951171	417,983.505	15.100616	720.109	12/31/05
14.543337	347,239.433	14.666441	634.700	12/31/04
12.525203	434,240.830	12.612134	613.862	12/31/03
8.673629	165,980.862	8.720926	78.204	12/31/02
11.074827	153,151.939	11.118707	0.000	12/31/01
11.003134	83,894.729	—	—	12/31/00
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
8.907869	186,322.194	8.944230	0.00	12/31/09
7.558919	107,236.129	7.578224	0.000	12/31/08
10.093988	48,022.988	10.104302	0.000	12/31/07
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
10.218964	63,998.511	10.260637	0.000	12/31/09
9.572516	57,711.154	9.596930	0.000	12/31/08
10.331779	12,429.371	10.342331	0.000	12/31/07
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
8.282285	258,899.931	8.316102	0.00	12/31/09
6.738875	162,988.155	6.756092	0.000	12/31/08
9.994910	55,891.199	10.005124	0.000	12/31/07
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
9.525025	73,753.690	9.563875	171.990	12/31/09
8.526582	35,362.381	8.548342	171.990	12/31/08
10.193054	9,987.815	10.203472	135.521	12/31/07
Invesco V.I. Capital Development Fund-Series I Shares (Inception Date 12/1/2004)

			Number of
		Standard with	Standard with
	Number of	Administration	Administration
Standard	Standard	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
10.360399	881,089.599	10.440970	3,762.461	12/31/09
7.380463	946,895.438	7.426557	3,501.270	12/31/08
14.131174	1,085,589.211	14.197678	2,704.439	12/31/07
12.930724	1,168,401.050	12.971702	3,263.486	12/31/06
11.254617	16,459.887	11.273166	1,389.067	12/31/05
10.413665	2,721.825	10.415009	0.000	12/31/04
Invesco V.I. Core Equity Fund-Series I Shares (Inception Date 5/1/2006)
10.042331	638,170.693	10.098800	1,970.868	12/31/09
7.938572	737,379.930	7.971070	1,810.563	12/31/08
11.525903	807,450.262	11.555408	1,668.932	12/31/07
10.812798	946,182.515	10.823900	1,519.271	12/31/06
Invesco V.I. Financial Services Fund-Series I Shares (Inception Date 5/1/2001)
5.105057	166,863.342	5.172385	3,456.053	12/31/09
4.063096	166,382.593	4.110415	5,834.061	12/31/08
10.161746	160,195.947	10.264290	3,256.818	12/31/07
13.250780	177,386.400	13.363998	3,143.486	12/31/06
11.540835	198,663.153	11.621786	4,990.080	12/31/05
11.051409	208,252.570	11.112051	645.378	12/31/04
10.313195	157,061.561	10.354097	600.821	12/31/03
8.070175	118,822.635	8.090189	3.808	12/31/02
9.616190	71,816.401	9.625737	0.000	12/31/01
Invesco V.I. Global Health Care Fund-Series I Shares (Inception Date 5/1/2001)
10.955003	274,749.744	11.099296	4,242.649	12/31/09
8.702188	313,750.756	8.803419	4,418.183	12/31/08
12.365170	335,033.531	12.489892	4,039.469	12/31/07
11.212446	367,788.244	11.308218	3,860.272	12/31/06
10.805644	405,402.095	10.881403	5,707.536	12/31/05
10.132965	382,011.757	10.188541	577.604	12/31/04
9.553444	311,542.224	9.591322	0.000	12/31/03
7.580976	210,450.701	7.599777	0.000	12/31/02
10.175290	59,824.959	10.185393	0.000	12/31/01
Invesco V.I. High Yield Fund-Series I Shares (Inception Date 4/30/2004)
13.096510	205,734.182	13.210168	8,990.320	12/31/09
8.693381	215,192.913	8.755516	8,646.700	12/31/08
11.866015	246,721.437	11.932582	8,916.748	12/31/07
11.887590	336,558.419	11.935983	6,170.179	12/31/06
10.886907	350,885.548	10.914657	5,631.776	12/31/05
10.749148	449,939.142	10.760209	4,991.698	12/31/04
10.095432	859,221.923	8.956974	4,988.977	12/31/03
8.186958	488,086.809	7.252971	21.978	12/31/02
8.410616	546,183.962	7.440073	0.000	12/31/01
10.025816	403,918.794	—	—	12/31/00
Invesco V.I. Small Cap Equity Fund-Series I Shares (Inception Date 12/1/2004)
10.560052	233,790.333	10.642207	5,438.438	12/31/09
8.830277	221,619.162	8.885427	5,588.439	12/31/08
13.038707	199,548.559	13.100073	6,370.782	12/31/07
12.572746	59,594.167	12.612595	1,809.113	12/31/06
10.857407	15,527.249	10.875302	2,705.709	12/31/05
10.184771	48.134	10.186091	0.000	12/31/04

			Number of
		Standard with	Standard with
	Number of	Administration	Administration
Standard	Standard	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio-Class I (Inception Date 7/15/1997)
19.564836	405,313.835	16.268350	5,340.357	12/31/09
14.254077	429,690.091	11.834381	4,789.280	12/31/08
24.624489	546,047.920	20.413082	4,293.194	12/31/07
23.159385	581,474.070	19.169188	2,570.430	12/31/06
19.459486	530,733.841	16.082345	2,448.518	12/31/05
17.572071	467,487.388	14.500478	1,040.735	12/31/04
15.551851	417,352.873	12.813994	882.716	12/31/03
11.143745	383,714.571	9.168344	52.729	12/31/02
15.699340	335,452.774	12.897226	0.000	12/31/01
16.438193	253,713.630	—	—	12/31/00
Invesco Van Kampen V.I. Value Portfolio-Class I (Inception Date 7/15/1997)
12.968058	549,162.263	12.468537	3,947.059	12/31/09
10.040068	596,256.187	9.638653	3,955.998	12/31/08
15.875263	789,939.565	15.217237	3,456.598	12/31/07
16.611311	850,561.888	15.898419	3,065.792	12/31/06
14.412225	863,389.460	13.772791	482.003	12/31/05
13.978413	807,191.172	13.337973	33.943	12/31/04
12.030718	620,028.974	11.462170	0.000	12/31/03
9.098209	526,832.864	8.655429	0.000	12/31/02
11.851536	401,628.667	11.258029	0.000	12/31/01
11.751659	132,621.948	—	—	12/31/00
Janus Aspen Balanced Portfolio-Institutional Shares (Inception Date 7/15/1997)
23.041572	1,889,388.689	18.321739	35,590.043	12/31/09
18.563244	2,106,521.139	14.738320	35,262.387	12/31/08
22.371024	2,407,948.228	17.734412	33,950.614	12/31/07
20.527683	2,849,443.225	16.248241	31,326.242	12/31/06
18.802986	3,224,954.488	14.860520	30,739.469	12/31/05
17.664922	3,596,278.746	13.939897	28,575.277	12/31/04
16.507560	3,685,075.400	13.006905	25,172.606	12/31/03
14.676594	3,702,620.254	11.547104	9,113.219	12/31/02
15.907374	3,578,735.833	12.496901	0.000	12/31/01
16.920712	3,181,464.624	—	—	12/31/00
Janus Aspen Enterprise Portfolio-Institutional Shares (formerly Mid Cap Growth) (Inception Date 7/15/1997)
16.896627	773,505.725	13.450339	767.793	12/31/09
11.832549	844,041.239	9.404818	627.024	12/31/08
21.325158	959,193.271	16.923833	601.710	12/31/07
17.723408	1,111,731.741	14.043955	481.607	12/31/06
15.820887	1,192,692.579	12.517389	3,029.460	12/31/05
14.286652	1,246,239.904	11.286377	0.000	12/31/04
11.999290	1,291,553.100	9.465056	0.000	12/31/03
9.005921	1,290,667.557	7.093380	0.000	12/31/02
12.672131	1,215,838.484	9.966204	0.000	12/31/01
21.224171	993,843.327	—	—	12/31/00

			Number of
		Standard with	Standard with
	Number of	Administration	Administration
Standard	Standard	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
Janus Aspen Forty Portfolio-Institutional Shares (Inception Date 5/1/1999)
12.237077	1,142,119.314	12.435039	11,903.088	12/31/09
8.481186	1,176,081.761	8.605297	13,914.388	12/31/08
15.402418	1,180,450.358	15.603909	12,691.603	12/31/07
11.403714	1,272,789.383	11.535242	10,429.872	12/31/06
10.576925	1,421,322.533	10.682685	11,093.343	12/31/05
9.505422	1,369,066.381	9.585912	7,843.530	12/31/04
8.153727	1,483,721.928	8.210347	6,761.170	12/31/03
6.859260	1,548,077.357	6.896673	204.741	12/31/02
8.247987	1,650,016.481	8.280678	0.000	12/31/01
10.678675	1,384,637.536	—	—	12/31/00
Janus Aspen Janus Portfolio-Institutional Shares (formerly Large Cap Growth) (Inception Date 7/15/1997)
12.088320	1,152,693.064	9.813502	7,061.448	12/31/09
8.991468	1,287,933.053	7.288328	7,323.575	12/31/08
15.128819	1,451,223.867	12.244397	6,409.562	12/31/07
13.332590	1,661,699.848	10.774147	5,554.950	12/31/06
12.140136	1,816,341.463	9.795642	8,863.042	12/31/05
11.805932	1,963,661.008	9.511537	5,388.088	12/31/04
11.455733	2,117,639.460	9.215438	5,531.696	12/31/03
8.817912	2,338,003.425	7.082990	30.710	12/31/02
12.166993	2,211,504.181	9.758629	0.000	12/31/01
16.393493	1,792,958.592	—	—	12/31/00
Janus Aspen Overseas Portfolio-Institutional Shares (formerly International Growth) (Inception Date 7/15/1997)
29.081634	983,173.085	23.771138	23,952.663	12/31/09
16.426264	1,076,456.667	13.406317	24,489.654	12/31/08
34.791646	1,193,428.967	28.351760	22,978.545	12/31/07
27.500771	1,183,279.918	22.376171	19,213.077	12/31/06
18.969977	966,575.134	15.411650	14,006.180	12/31/05
14.542258	681,071.772	11.796574	11,536.669	12/31/04
12.398800	669,789.197	10.042608	9,400.966	12/31/03
9.318679	678,787.112	7.536654	78.508	12/31/02
12.698027	675,126.139	10.254541	0.000	12/31/01
16.774550	620,740.857	—	—	12/31/00
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 7/15/1997)
14.924840	558,865.908	14.140559	22,405.676	12/31/09
13.805232	633,167.502	13.059903	21,598.445	12/31/08
15.593051	790,109.961	14.728691	19,565.182	12/31/07
14.997858	934,853.788	14.144834	17,328.704	12/31/06
14.663212	1,031,163.550	13.808240	18,130.319	12/31/05
14.269584	1,040,814.398	13.417180	12,598.333	12/31/04
13.866152	1,111,500.860	13.018146	11,072.438	12/31/03
13.437077	1,065,387.210	12.596637	1,851.193	12/31/02
12.694998	713,042.852	11.883354	0.000	12/31/01
11.776122	380,480.921	N/A	N/A	12/31/00
Morgan Stanley UIF Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2007)
9.178449	89,948.195	9.215921	0.000	12/31/09
5.904344	47,092.588	5.919439	24.374	12/31/08
11.249638	24,266.882	11.261144	0.000	12/31/07

			Number of
		Standard with	Standard with
	Number of	Administration	Administration
Standard	Standard	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
Morgan Stanley UIF U.S. Real Estate Portfolio-Class I (Inception Date 7/15/1997)
23.259087	317,774.229	22.389345	7,432.246	12/31/09
18.378595	350,079.782	17.664409	7,296.492	12/31/08
30.015533	439,009.316	28.804897	6,909.522	12/31/07
36.711245	617,880.841	35.176624	6,702.469	12/31/06
26.969864	638,271.701	25.803315	4,982.523	12/31/05
23.367170	618,052.255	22.322550	2,468.640	12/31/04
17.374679	549,927.036	16.572889	944.337	12/31/03
12.811814	469,712.672	12.202516	116.127	12/31/02
13.094325	269,466.499	12.453115	0.000	12/31/01
12.088940	147,402.642	—	—	12/31/00
Oppenheimer Balanced Fund/VA-Non-Service Shares (Inception Date 12/1/2004)
7.913698	172,651.262	7.975265	5,991.944	12/31/09
6.584545	185,839.541	6.625673	5,623.450	12/31/08
11.814395	264,436.247	11.870003	5,092.145	12/31/07
11.545935	284,653.565	11.582542	3,550.912	12/31/06
10.535194	293,699.326	10.552554	6,792.953	12/31/05
10.284433	3,001.731	10.285758	0.000	12/31/04
Oppenheimer Capital Appreciation Fund/VA- Non-Service Shares (Inception Date 12/1/2004)
9.803405	256,120.266	9.879633	944.770	12/31/09
6.879768	231,588.838	6.922729	822.576	12/31/08
12.807951	209,919.379	12.868209	416.865	12/31/07
11.380578	206,005.347	11.416632	0.000	12/31/06
10.691883	85,720.169	10.709490	0.000	12/31/05
10.317159	581.341	10.318490	0.000	12/31/04
Oppenheimer Main Street Fund®/VA- Non-Service Shares (Inception Date 12/1/2004)
9.691422	190,755.847	9.766786	2,231.775	12/31/09
7.661801	169,948.768	7.709633	2,012.601	12/31/08
12.629722	217,168.911	12.689145	2,329.317	12/31/07
12.267378	188,104.597	12.306240	1,521.948	12/31/06
10.816022	161,384.797	10.833842	929.864	12/31/05
10.350617	13,062.128	10.351950	0.000	12/31/04
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 12/1/2004)
11.852373	424,389.110	11.944493	0.000	12/31/09
10.153005	379,477.577	10.216367	0.000	12/31/08
11.079101	207,278.006	11.131246	0.000	12/31/07
10.154210	212,006.902	10.186397	0.000	12/31/06
10.224854	240,401.144	10.241706	0.000	12/31/05
10.156423	10,066.473	10.157733	0.000	12/31/04
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 12/1/2004)
12.982892	470,047.023	13.083816	4,284.346	12/31/09
11.542860	423,985.467	11.614901	2,577.746	12/31/08
11.170817	238,092.027	11.223392	1,205.180	12/31/07
10.417487	207,153.358	10.450511	972.190	12/31/06
10.173284	199,476.486	10.190049	879.659	12/31/05
10.070332	627.100	10.071632	0.000	12/31/04

			Number of
		Standard with	Standard with
	Number of	Administration	Administration
Standard	Standard	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
Templeton Foreign Securities Fund-Class 2 (Inception Date 5/1/2007)
8.486115	104,462.210	8.520749	2,078.695	12/31/09
6.280197	71,522.023	6.296240	1,580.694	12/31/08
10.683643	40,534.202	10.694561	1,028.647	12/31/07
Wilshire 2015 ETF Fund (Inception Date 5/1/2007)
8.853895	71,047.736	8.890023	0.000	12/31/09
7.460428	46,470.538	7.479481	0.000	12/31/08
10.007599	17,496.921	10.017831	0.000	12/31/07
Wilshire 2025 ETF Fund (Inception Date 5/1/2007)
8.378892	23,545.507	8.413094	392.236	12/31/09
7.054421	10,980.789	7.072444	524.681	12/31/08
9.970642	8,817.071	9.980833	107.599	12/31/07
Wilshire 2035 ETF Fund (Inception Date 5/1/2007)
7.790364	27,324.342	7.822160	0.000	12/31/09
6.535932	20,882.706	6.552632	0.000	12/31/08
9.921001	3,691.070	9.931143	0.000	12/31/07
The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception (the Separate Account commencement date or the effective date of the Subaccount) to December 31, 2009. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.
If you have invested in a Subaccount that is closed to new investors, the condensed financial information for such Subaccounts will be contained in a special Supplement Prospectus dated May 1, 2010 for closed Subaccounts.
2010 Portfolio Changes — The table above reflects the name changes and transactions described below.

•	On April 19, 2010, the Dreyfus Developing Leaders Portfolio, a series of the Dreyfus Variable Insurance Fund, changed its name to the Dreyfus Opportunistic Small Cap Portfolio.

•	On May 1, 2010, the AIM portfolios changed their brand name to Invesco. For example, AIM V.I. Capital Development Fund became Invesco V.I. Capital Development Fund.

•	On May 1, 2010, The Universal Institutional Funds, Inc. changed its brand name from Van Kampen to Morgan Stanley.

•	On June 1, 2010 or as soon as practical after that date, Van Kampen’s U.S. Mid Cap Value Portfolio and Value Portfolio, which currently are series of The Universal Institutional Funds, Inc., will be merged into AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and change its brand name to Invesco Van Kampen. The list above reflects this anticipated transaction.

APPENDIX B: TRANSFER RESTRICTIONS
Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers
We discourage (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and Beneficiaries. Short-term trading can result in:
•	the dilution of Accumulation Unit Values or Portfolio net asset values

•	Portfolio advisors taking actions that negatively impact performance such as keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests

•	increased administrative costs due to frequent purchases and redemptions
To help protect Contract Owners, Annuitants and Beneficiaries from the negative impact of these practices, we have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee that we will be able to detect harmful trading practices, or, if it is detected, to prevent recurrences.
U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices
We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a Contract Owner involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.
As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. In general, we will adhere to the following guidelines:

Trading Behavior	Our Response
|
6 or more transfer events in one quarter of a Contract Year	We will mail a letter to the Contract Owner notifying the Contract Owner that:

(1)     we have identified the Contract Owner as a person engaging in harmful trading practices; and
(2)     if the Contract Owner’s transfer events exceed 12 in one Contract Year, we will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one Contract Year	We will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by any other means.
On each Contract Anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new Contract Year. See, however, the “Other Restrictions” provision below.
U.S Mail Restrictions on Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. We generally will require these multi-contract advisors to submit all transfers requests via regular first-class U.S. mail.
The Company may permit a manager of multiple contracts to submit transfer requests other than by mail upon written request if contracts are managed independently rather than in the aggregate. The manager of multiple contracts must provide the Company with sufficient information regarding the management methodology to support the representation that aggregate transfers will not be an intended or unintended consequence of day to day management decisions. The Company will monitor the contracts associated with the grant of any exception and, in the event a pattern of aggregate transactions emerges, again require transfer request via U.S. mail.
Other Restrictions
We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect Contract Owners, Annuitants, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted. We will consider the following factors:
•	the dollar amount involved in the transfer event

•	the total assets of the Portfolio involved in the transfer event

•	the number of transfer events completed in the current quarter of the Contract Year

•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies
In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. We will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception.
The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If we determine our goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. We will consider waiving the procedures described above for unanticipated financial emergencies; for example, if extent economic conditions arise such that the impact of short-term trading is benign or a positive, the Company may allow it.
Information Sharing
As required by Rule 22c-2 under the Investment Company Act of 1940, we have entered into information sharing agreements with Portfolio companies. Under the terms of these agreements, we are required, if requested by a Portfolio company:

•	To provide Contract owner information and information about transactions in the Portfolio shares during a specified period; and

•	To prohibit or restrict further purchases or exchanges by a Contract owner if the Portfolio company identifies the Contract owner as a person who has engaged in trading that violated the Portfolio company’s frequent trading policies.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
THE COMMODORE SPIRIT®
THE COMMODORE ADVANTAGE®
AND THE COMMODORE INDEPENDENCE®
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2010
Annuity Investors Life Insurance Company (the “Company,” “we,” “our” or “us”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2010, for either The Commodore Spirit®, The Commodore Advantage® or The Commodore Independence® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccounts (collectively, the “Closed Subaccounts”) investing in the following Portfolios:
Invesco Variable Investment Funds+
-Invesco V.I. Dynamics Fund-Series I Shares
Janus Aspen Series
-Worldwide Portfolio-Institutional Shares
The Timothy Plan Variable Series
-Conservative Growth Variable Series
-Strategic Growth Variable Series

+ The full legal name of Invesco Variable Insurance Funds is AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
The Invesco V.I. Dynamics Fund Closed Subaccount, the Janus Aspen Worldwide Growth Closed Subaccount, The Timothy Plan Conservative Growth Variable Series Closed Subaccount, and The Timothy Plan Strategic Growth Variable Series Closed Subaccount are additional investment options of the Contracts available only to Contract Owners who held Accumulation Units in these Subaccounts on November 30, 2004. Each of these investment options will become unavailable to you once you no longer have money in that Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Subaccounts described in this Supplemental Prospectus.
The Statement of Additional Information (“SAI”) dated May 1, 2010, contains more information about the Separate Account and the Contracts, including the Subaccounts. We filed the SAI with the Securities and Exchange Commission and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the Securities and Exchange Commission about the Company, the Separate Account and the Contracts at the Securities and Exchange Commission’s website: http:\\www.sec.gov. The registration number for The Commodore Spirit® is 333-19725; The Commodore Advantage® is 333-51971; and The Commodore Independence® is 333-51955.
NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.
▪	The Contracts are not FDIC or NCUSIF insured

▪	The Contracts are obligations of the Company and not of the bank or credit union

▪	The bank or credit union does not guarantee the Company’s obligations under the Contracts

▪	The Contracts involve investment risk and may lose value

2

EXPENSE TABLES
The “Table C: Total Annual Portfolio Operating Expenses” subsection and the “Expense Examples” subsection in this section of the Supplemental Prospectus differ from the corresponding tables in the Contract Prospectus. The following tables have been revised to include information with respect to each Closed Subaccount.
Table C: Total Annual Portfolio Operating Expenses
The next tables shows the minimum and maximum total operating expenses of the Portfolios, including those associated with the Closed Subaccounts, that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, acquired fund fees and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospecutss for that Portfolio.

	Minimum	Maximum
Before any fee reduction or expense reimbursement	2.08%	0.29%
After contractual fee reductions and/or expense reimbursements	2.08%	0.29%

(1)	Contractual fee reductions and/or expense reimbursements related to a Portfolio will continue for a period that ends on a specific date. All contractual fee caps currently in place will end on April 30, 2011.

The information about Portfolio expenses that the Company used to prepare this table was provided to the Company by the Portfolios. The Company has not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2009, except as noted below. Actual expenses of a Portfolio in future years may be higher or lower.
The Portfolios in the Financial Investors Variable Insurance Trust, the Timothy Plan Variable Series and the Wilshire Variable Insurance Trust are structured as “fund of funds” and invest in other investment companies (“Acquired Funds”). As a result, each Ibbotson portfolio, each Timothy portfolio and each Wilshire portfolio will likely incur higher expenses than fund that invest directly in securities and you will effectively be paying a portion of the management fees and other expenses of the Acquired Funds..
The minimum expenses, both before and after any fee reduction and/or expense reimbursement, are the expenses of the Dreyfus Stock Index Fund, Inc.
The maximum expenses before and after fee reductions and/or expense reimbursements are the expenses of the Timothy Plan Strategic Growth Variable Series Fund.
Examples
Examples for The Commodore Advantage® Contract
These additional examples are intended to help you compare the cost of investing in the Advantage® Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in Table A of the Advantage® prospectus), the annual contract maintenance fee and the Separate Account expenses (described in Table B of the Advantage®), and Portfolio fees and expenses (described in Table C above). By comparing the costs shown in the tables below for each example, you can see the impact of early withdrawal charges on your costs. For an example of a Contract with Minimum Fund Operating Expenses, please see the Contract Prospectus.
Example 1: Contract with Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Advantage® Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($30), the maximum Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (2.08%) are incurred.

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In this table, we assume that you surrender your Advantage® Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$1,186	$1,929	$2,676	$5,072
After reimbursement	$1,186	$1,929	$2,676	$5,072
In this table, we assume that you keep your Advantage® Contract and leave your money in your Advantage® Contract for the entire period or you annuitize your Advantage® Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$386	$1,229	$2,176	$5,072
After reimbursement	$386	$1,229	$2,176	$5,072
By comparing the costs shown in the tables above, you can see the impact of contingent deferred sales charges on your costs.
Examples for The Commodore Independence® Contract
These additional examples are intended to help you compare the cost of investing in the Independence® Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in Table A of the Independence® prospectus), the annual contract maintenance fee and the Separate Account expenses (described in Table B of the Independence®), and Portfolio fees and expenses (described in Table C above). By comparing the costs shown in the tables below for each example, you can see the impact of early withdrawal charges on your costs. For an example of a Contract with Minimum Fund Operating Expenses, please see the Contract Prospectus.
Example 1: Contract with Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Independence® Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($40), the maximum Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (2.08%) are incurred.

In this table, we assume that you surrender your Independence® Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$396	$1,260	$2,227	$5,178
After reimbursement	$396	$1,260	$2,227	$5,178
In this table, we assume that you keep your Independence® Contract and leave your money in your Independence® Contract for the entire period or you annuitize your Independence® Contract at the end of the period. In this case, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$396	$1,260	$2,227	$5,178
After reimbursement	$396	$1,260	$2,227	$5,178
By comparing the costs shown in the tables above, you can see the impact of contingent deferred sales charges on your costs.
Examples for The Commodore Spirit® Contract
These additional examples are intended to help you compare the cost of investing in the Spirit® Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in

4

Table A of the Spirit® prospectus), the annual contract maintenance fee and the Separate Account expenses (described in Table B of the Spirit®), and Portfolio fees and expenses (described in Table C above). By comparing the costs shown in the tables below for each example, you can see the impact of early withdrawal charges on your costs. For an example of a Contract with Minimum Fund Operating Expenses, please see the Contract Prospectus.
Example 1: Contract with Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Spirit® Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee of $30 and the maximum Separate Account annual expenses of 1.40% are incurred.

•	The annual contract maintenance fee ($30), the maximum Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (2.08%) are incurred.

In this table, we assume that you surrender your Spirit® Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$1,086	$1,729	$2,476	$5,072
After reimbursement	$1,086	$1,729	$2,476	$5,072
In this table, we assume that you keep your Spirit® Contract and leave your money in your Spirit® Contract for the entire period or you annuitize your Spirit® Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$386	$1,229	$2,176	$5,072
After reimbursement	$386	$1,229	$2,176	$5,072
By comparing the costs shown in the tables above, you can see the impact of contingent deferred sales charges on your costs.
FINANCIAL INFORMATION
The “Financial Information” section of each prospectus is supplemented as follows:
Condensed Financial Information
Appendix A to this Supplemental Prospectus provides condensed financial information for the Commodore Spirit®, the Commodore Advantage®, and the Commodore Independence® variable annuities with respect to each Closed Subaccount. This information includes the following information:
•	year-end accumulation unit values for each Subaccount for each of the last 10 fiscal years through December 31, 2009, or from the end of the year of inception of a Subaccount, if later, to December 31, 2009; and

•	number of accumulation units outstanding as of the end of each period.
THE PORTFOLIOS
The “Portfolios” section of each prospectus is supplemented as follows:
The Separate Account currently offers each of the Closed Subaccounts only to the Contract Owners who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors (as indicated on the first page of this Supplemental Prospectus). Each Closed Subaccount invests in the corresponding Portfolio listed below, which has its own investment objectives, policies and practices. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolios, the investment advisory services and administrative services of the Portfolios, and the charges of the Portfolios.

5

You should read the Portfolio prospectuses and this Supplemental Prospectus carefully before making any decision concerning allocating additional purchase payments or transferring amounts to any of these Closed Subaccounts or the Subaccounts.

SHARE
PORTFOLIO	CLASS	ADVISOR	INVESTMENT CATEGORY
Invesco Variable Investment Funds+
Invesco V.I. Dynamics Fund	Series I	Invesco Advisors, Inc.	Domestic equity: Mid cap growth
Janus Aspen Series
Worldwide Portfolio	Institutional	Janus Capital Management LLC	International equity: World stock
The Timothy Plan Variable Series
Conservative Growth Variable Series	N/A	Timothy Partners, Ltd.	Balanced: Moderate allocation
Strategic Growth Variable Series	N/A	Timothy Partners, Ltd.	Domestic equity: Mid cap growth

+	The full legal name of Invesco Variable Insurance Funds is AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

6

APPENDIX A: CONDENSED FINANCIAL INFORMATION
The tables below give year-end Accumulation Unit Information for the Commodore Spirit®, Commodore Advantage®, and Commodore Independence® variable annuities with respect to each Closed Subaccount for each of the last 10 fiscal years through December 31, 2009, or from the end of the year of inception of a Subaccount, if later, to December 31, 2009. The information should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount shown was 10.00000 as of its inception date.
The Commodore Spirit® (Current Contract)

					Number of
				Enhanced Group with	Enhanced Group with
	Number of		Number of	Administration	Administration
	Standard		Enhanced Group	Charges	Charges Waived
Standard	Accumulation	Enhanced Group	Accumulation	Waived	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Invesco V.I. Dynamics Fund-Series I Shares (Inception Date 5/1/2001)
8.180679	44,201.169	8.397536	0.000	8.507936	190.206	12/31/09
5.824689	55,720.355	5.960938	0.000	6.030174	147.224	12/31/08
11.378261	91,372.086	11.608837	0.000	11.725794	112.020	12/31/07
10.287076	105,073.806	10.463499	0.000	10.552834	88.031	12/31/06
8.984924	75,896.111	9.111342	0.000	9.175262	60.280	12/31/05
8.229888	77,529.977	8.320433	0.000	8.366155	23.763	12/31/04
7.364205	63,086.332	7.422756	0.000	7.452291	0.000	12/31/03
5.417943	78,143.205	5.444887	0.000	5.458451	0.000	12/31/02
8.067308	93,275.876	8.083372	0.000	8.091444	0.000	12/31/01
Janus Aspen Worldwide Portfolio-Institutional Shares (Inception Date 7/15/1997)
11.783409	902,705.882	12.232581	6,492.712	12.463098	267.565	12/31/09
8.678898	1,008,264.804	8.982374	6,153.773	9.137790	238.860	12/31/08
15.907143	1,161,307.113	16.413070	6,328.041	16.671615	214.662	12/31/07
14.717387	1,410,898.731	15.139123	8,089.661	15.354205	198.036	12/31/06
12.627182	1,622,445.152	12.949718	9,847.675	13.113864	180.878	12/31/05
12.096493	1,892,337.612	12.367909	10,895.424	12.505798	292.617	12/31/04
11.708282	2,099,555.231	11.934844	14,464.542	12.049706	277.111	12/31/03
9.574914	2,438,561.261	9.731344	10,650.649	9.810429	2,191.502	12/31/02
13.032840	2,364,153.929	13.206482	7,650.835	13.294015	2,191.502	12/31/01
17.039678	2,082,293.354	17.215191	5,014.610	17.303370	3,484.654	12/31/00
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
11.051517	267,285.063	11.310713	13.208	11.442288	0.00	12/31/09
9.127064	321,412.820	9.312776	13.208	9.406857	0.000	12/31/08
12.952754	455,222.276	13.176001	13.418	13.288878	0.000	12/31/07
12.081358	512,762.391	12.252064	13.418	12.338233	0.000	12/31/06
11.224446	572,609.363	11.348586	13.418	11.411149	0.000	12/31/05
10.806880	586,564.485	10.893329	175.420	10.936855	0.000	12/31/04
10.342389	348,794.768	10.393659	37.886	10.419451	0.000	12/31/03
8.916475	167,693.588	8.934171	0.200	8.943061	0.000	12/31/02

7

					Number of
				Enhanced Group with	Enhanced Group with
	Number of		Number of	Administration	Administration
	Standard		Enhanced Group	Charges	Charges Waived
Standard	Accumulation	Enhanced Group	Accumulation	Waived	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
10.063779	347,592.943	10.299424	0.000	10.419061	0.000	12/31/09
7.882894	412,084.563	8.042976	0.000	8.124096	0.000	12/31/08
13.227039	518,810.234	13.454461	0.000	13.569466	0.000	12/31/07
12.181313	629,515.069	12.352932	0.000	12.439564	0.000	12/31/06
11.247959	673,218.784	11.371889	0.000	11.434368	0.000	12/31/05
10.772978	687,211.128	10.858721	0.000	10.901897	0.000	12/31/04
10.104822	408,637.294	10.154501	0.000	10.179502	0.000	12/31/03
8.194917	159,507.218	8.210855	0.000	8.218868	0.000	12/31/02
The Commodore Spirit® (Contract with Death Benefit Rider No Longer Available*)

*	See The Commodore Spirit® Supplemental Prospectus dated May 1, 2010 regarding the Cancelled Death Benefit Rider for more information.

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Invesco V.I. Dynamics Fund-Series I Shares (Inception Date 5/1/2001)
8.180679	44,201.169	8.109649	208.331	8.004270	0.000	12/31/09
5.824689	55,720.355	5.779978	188.518	5.713559	0.000	12/31/08
11.378261	91,372.086	11.302455	173.124	11.189694	0.000	12/31/07
10.287076	105,073.806	10.228974	157.523	10.142423	0.000	12/31/06
8.984924	75,896.111	8.943219	130.974	8.881025	0.000	12/31/05
8.229888	77,529.977	8.199982	100.281	8.155318	0.000	12/31/04
7.364205	63,086.332	7.344844	64.658	7.315884	0.000	12/31/03
5.417943	78,143.205	5.409027	24.686	5.395649	0.000	12/31/02
8.067308	93,275.876	8.061982	0.000	8.053984	0.000	12/31/01
Janus Aspen Worldwide Portfolio-Institutional Shares (Inception Date 7/15/1997)
11.783409	902,705.882	11.637188	1,124.888	11.421722	0.000	12/31/09
8.678898	1,008,264.804	8.579906	2,591.601	8.433883	0.000	12/31/08
15.907143	1,161,307.113	15.741778	2,332.385	15.497595	0.000	12/31/07
14.717387	1,410,898.731	14.579256	2,270.609	14.375089	0.000	12/31/06
12.627182	1,622,445.152	12.521328	2,340.830	12.364730	0.000	12/31/05
12.096493	1,892,337.612	12.007224	2,503.457	11.875064	0.000	12/31/04
11.708282	2,099,555.231	11.633594	2,809.923	11.522959	0.000	12/31/03
9.574914	2,438,561.261	9.523209	2,621.610	9.446581	0.000	12/31/02
13.032840	2,364,153.929	12.975281	1,362.573	12.889939	0.000	12/31/01
17.039678	2,082,293.354	N/A	N/A	N/A	N/A	12/31/00

8

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
11.051517	267,285.063	10.966451	3,013.278	10.840002	0.000	12/31/09
9.127064	321,412.820	9.066003	10,848.742	8.975117	0.000	12/31/08
12.952754	455,222.276	12.879212	10,816.707	12.769620	0.000	12/31/07
12.081358	512,762.391	12.025018	9,153.898	11.940953	0.000	12/31/06
11.224446	572,609.363	11.183411	4,407.021	11.122095	0.000	12/31/05
10.806880	586,564.485	10.778271	4,590.387	10.735463	0.000	12/31/04
10.342389	348,794.768	10.325409	7,343.039	10.299964	0.000	12/31/03
8.916475	167,693.588	8.910599	1,125.801	8.901785	0.000	12/31/02
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
10.063779	347,592.943	9.986399	144.314	9.871459	0.000	12/31/09
7.882894	412,084.563	7.830225	245.679	7.751894	0.000	12/31/08
13.227039	518,810.234	13.152081	208.850	13.040454	0.000	12/31/07
12.181313	629,515.069	12.124648	175.753	12.040151	0.000	12/31/06
11.247959	673,218.784	11.206981	140.480	11.145787	0.000	12/31/05
10.772978	687,211.128	10.744596	590.905	10.702146	0.000	12/31/04
10.104822	408,637.294	10.088364	3,195.360	10.063711	0.000	12/31/03
8.194917	159,507.218	8.189622	4,019.666	8.181687	0.000	12/31/02
The Commodore Independence® (Current Contract)

			Number of		Number of
			Enhanced Group		Enhanced Group
		Enhanced Group	(1.10% Total	Enhanced Group	(0.90% Total
		(1.10% Total	Separate	(0.90% Total	Separate
	Number of	Separate	Account	Separate	Account
	Standard	Account	Expenses)	Account	Expenses)
Standard	Accumulation	Expenses)	Accumulation	Expenses)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Invesco V.I. Dynamics Fund-Series I Shares (Inception Date 5/1/2001)
8.180679	44,201.169	8.397536	0.000	8.544938	0.000	12/31/09
5.824689	55,720.355	5.960938	0.000	6.053343	0.000	12/31/08
11.378261	91,372.086	11.608837	0.000	11.764863	0.000	12/31/07
10.287076	105,073.806	10.463499	0.000	10.582630	0.000	12/31/06
8.984924	75,896.111	9.111342	0.000	9.196547	0.000	12/31/05
8.229888	77,529.977	8.320433	0.000	8.381370	0.000	12/31/04
7.364205	63,086.332	7.422756	0.000	7.462101	7.139	12/31/03
5.417943	78,143.205	5.444887	0.000	5.462949	0.000	12/31/02
8.067308	93,275.876	8.083372	0.000	8.094120	0.000	12/31/01

9

			Number of		Number of
			Enhanced Group		Enhanced Group
		Enhanced Group	(1.10% Total	Enhanced Group	(0.90% Total
		(1.10% Total	Separate	(0.90% Total	Separate
	Number of	Separate	Account	Separate	Account
	Standard	Account	Expenses)	Account	Expenses)
Standard	Accumulation	Expenses)	Accumulation	Expenses)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Janus Aspen Worldwide Portfolio-Institutional Shares Inception Date 7/15/1997)
11.783409	902,705.882	12.232581	6,492.712	9.567083	0.000	12/31/09
8.678898	1,008,264.804	8.982374	6,153.773	7.010936	0.000	12/31/08
15.907143	1,161,307.113	16.413070	6,328.041	12.784750	0.000	12/31/07
14.717387	1,410,898.731	15.139123	8,089.661	11.768528	0.000	12/31/06
12.627182	1,622,445.152	12.949718	9,847.675	10.046327	0.000	12/31/05
12.096493	1,892,337.612	12.367909	10,895.424	9.575676	0.000	12/31/04
11.708282	2,099,555.231	11.934844	14,464.542	9.221822	46,144.266	12/31/03
9.574914	2,438,561.261	9.731344	10,650.649	7.504379	39,742.411	12/31/02
13.032840	2,364,153.929	13.206482	7,650.835	10.164080	32,752.139	12/31/01
17.039678	2,082,293.354	N/A	N/A	N/A	N/A	12/31/00
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
11.051517	267,285.063	11.310713	13.208	11.486379	0.000	12/31/09
9.127064	321,412.820	9.312776	13.208	9.438349	0.000	12/31/08
12.952754	455,222.276	13.176001	13.418	13.326634	0.000	12/31/07
12.081358	512,762.391	12.252064	13.418	12.367019	0.000	12/31/06
11.224446	572,609.363	11.348586	13.418	11.432023	0.000	12/31/05
10.806880	586,564.485	10.893329	175.420	10.951356	0.000	12/31/04
10.342389	348,794.768	10.393659	37.886	10.428026	0.000	12/31/03
8.916475	167,693.588	8.934171	0.200	8.946009	0.000	12/31/02
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
10.063779	347,592.943	10.299424	0.000	10.459135	0.000	12/31/09
7.882894	412,084.563	8.042976	0.000	8.151231	0.000	12/31/08
13.227039	518,810.234	13.454461	0.000	13.607903	0.000	12/31/07
12.181313	629,515.069	12.352932	0.000	12.468482	0.000	12/31/06
11.247959	673,218.784	11.371889	0.000	11.455183	0.000	12/31/05
10.772978	687,211.128	10.858721	0.000	10.916251	0.000	12/31/04
10.104822	408,637.294	10.154501	0.000	10.187798	0.000	12/31/03
8.194917	159,507.218	8.210855	0.000	8.221523	0.000	12/31/02

10

	Number of		Number of
Enhanced Group with	Enhanced Group with	Enhanced Group with	Enhanced Group with
Administration charges	Administration charges	Administration charges	Administration charges
waived (0.95% Total	waived (0.95% Total	waived (0.75% Total	waived (0.75% Total
Separate Account	Separate Account	Separate Account	Separate Account
Expenses)	Expenses)	Expenses)	Expenses)
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
Invesco V.I. Dynamics Fund-Series I Shares (Inception Date 5/1/2001)
8.507936	190.206	8.657206	0.000	12/31/09
6.030174	147.224	6.123616	137.983	12/31/08
11.725794	112.020	11.883356	137.993	12/31/07
10.552834	88.031	10.672996	122.199	12/31/06
9.175262	60.280	9.261113	111.545	12/31/05
8.366155	23.763	8.427490	63.240	12/31/04
7.452291	0.000	7.491858	57.208	12/31/03
5.458451	0.000	5.476583	18.335	12/31/02
8.091444	0.000	8.102202	0.000	12/31/01
Janus Aspen Worldwide Portfolio-Institutional Shares Inception Date 7/15/1997)
12.463098	267.565	9.732872	0.000	12/31/09
9.137790	238.860	7.121653	3,191.505	12/31/08
16.671615	214.662	12.966900	2,734.959	12/31/07
15.354205	198.036	11.918070	2,527.467	12/31/06
13.113864	180.878	10.158682	2,571.733	12/31/05
12.505798	292.617	9.668184	2,190.387	12/31/04
12.049706	277.111	9.296883	2,169.871	12/31/03
9.810429	2,191.502	7.554217	1,573.229	12/31/02
13.294015	2,191.502	10.216331	0.000	12/31/01
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
11.442288	0.000	11.619853	0.000	12/31/09
9.406857	0.000	9.533610	2,295.238	12/31/08
13.288878	0.000	13.440722	4,102.160	12/31/07
12.338233	0.000	12.453961	4,166.020	12/31/06
11.411149	0.000	11.495051	2,663.055	12/31/05
10.936855	0.000	10.995154	133.936	12/31/04
10.419451	0.000	10.453956	6.078	12/31/03
8.943061	0.000	8.954924	0.000	12/31/02
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
10.419061	0.000	10.580473	0.000	12/31/09
8.124096	0.000	8.233353	277.991	12/31/08
13.569466	0.000	13.724129	225.416	12/31/07
12.439564	0.000	12.555889	182.582	12/31/06
11.434368	0.000	11.518110	132.752	12/31/05
10.901897	0.000	10.959701	70.404	12/31/04
10.179502	0.000	10.212939	30.285	12/31/03
8.218868	0.000	8.229559	0.000	12/31/02

11

The Commodore Advantage® (Current Contract)

			Number of
		Standard with	Standard with
	Number of	Administration	Administration
Standard	Standard	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
Invesco V.I. Dynamics Fund-Series I Shares (Inception Date 5/1/2001)
8.180679	44,201.169	8.288477	0.000	12/31/09
5.824689	55,720.355	5.892457	0.000	12/31/08
11.378261	91,372.086	11.493024	0.000	12/31/07
10.287076	105,073.806	10.374943	0.000	12/31/06
8.984924	75,896.111	9.047929	0.000	12/31/05
8.229888	77,529.977	8.275039	0.000	12/31/04
7.364205	63,086.331	7.393411	0.000	12/31/03
5.417943	78,143.205	5.431395	0.000	12/31/02
8.067308	93,275.876	8.075340	0.000	12/31/01
Janus Aspen Worldwide Portfolio-Institutional Shares)(Inception Date 7/15/1997)
11.783409	902,705.882	9.191218	9,612.559	12/31/09
8.678898	1,008,264.804	6.759364	9,612.550	12/31/08
15.907143	1,161,307.113	12.369963	9,914.578	12/31/07
14.717387	1,410,898.731	11.427272	9,745.222	12/31/06
12.627182	1,622,445.152	9.789468	17,865.960	12/31/05
12.096493	1,892,337.612	9.363811	18,261.241	12/31/04
11.708282	2,099,555.231	9.049605	17,208.944	12/31/03
9.574914	2,438,561.261	7.389719	10,530.938	12/31/02
13.032840	2,364,153.929	10.043546	0.000	12/31/01
17.039678	2,082,293.354	N/A	N/A	12/31/00
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
11.051517	267,285.063	11.180501	0.000	12/31/09
9.127064	321,412.820	9.219554	0.000	12/31/08
12.952754	455,222.276	13.064018	0.000	12/31/07
12.081358	512,762.391	12.166498	0.000	12/31/06
11.224446	572,609.363	11.286400	856.937	12/31/05
10.806880	586,564.485	10.850052	619.421	12/31/04
10.342389	348,794.768	10.368005	0.000	12/31/03
8.916475	167,693.588	8.925318	0.000	12/31/02
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
10.063779	347,592.943	10.181022	0.000	12/31/09
7.882894	412,084.563	7.962596	0.000	12/31/08
13.227039	518,810.234	13.340344	0.000	12/31/07
12.181313	629,515.069	12.266874	0.000	12/31/06
11.247959	673,218.784	11.309780	0.000	12/31/05
10.772978	687,211.128	10.815763	0.000	12/31/04
10.104822	408,637.294	10.129626	0.000	12/31/03
8.194917	159,507.218	8.202876	0.000	12/31/02

12

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2010 FOR
CONTRACTS ISSUED BEFORE JUNE 1, 2009
Commodore Advantage® Contracts
Commodore Independence® Contracts
Commodore Spirit® Contracts
GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER
This supplemental prospectus provides information about the Guaranteed Lifetime Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit Rider (each, a “Rider” and together, the “Riders”). The Riders are available with the Commodore Advantage®, Commodore Independence® and Commodore Spirit® Contracts issued before June 1, 2009 (each, a “Contract” and together, the “Contracts”).

This Supplemental Prospectus applies to Contracts issued before June 1, 2009.

If your Contract effective date is before June 1, 2009, the Riders are included with your Contract and you should read this supplemental prospectus carefully and keep it for future reference. Your Contract effective date is set out on your Contract specifications page.
This Supplemental Prospectus does not apply to Contracts issued on or after June 1, 2009.

 If your Contract effective date is on or after June 1, 2009, the Riders are not included with your Contract and this supplemental prospectus does not apply to your Contract. Your Contract effective date is set out on your Contract specifications page.
The Riders may not be available in all states. For additional information about the availability of the Riders, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.
This supplemental prospectus supplements and should be read with the prospectus dated May 1, 2010, for your Contract. Unless otherwise indicated, terms used in this supplemental prospectus have the same meaning as in your Contract prospectus.
The Statement of Additional Information (“SAI”) dated May 1, 2010, contains more information about the Separate Account and the Contracts. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract prospectuses and this supplemental prospectus. The table of contents for the SAI is located on the last page of each Contract prospectus. For a free copy of the SAI, complete and return the form on the last page of the Contract prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for each Contract is set out below.

• Commodore Advantage® Contract	333-51971

• Commodore Independence® Contract	333-51955

• Commodore Spirit® Contract	333-19725
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUSES OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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No one is authorized to give any information or make any representation about the Riders other than those contained in this supplemental prospectus or our approved sales literature. You should rely only on Rider information contained in the applicable Rider, this supplemental prospectus, or our approved sales literature. The description of the Riders in this supplemental prospectus is subject to the specific terms of the Riders as they contain specific contractual provisions and conditions. If the terms of the Riders issued with your Contract differ from those in this supplemental prospectus, you should rely on the terms of the Riders issued with your Contract.

•	The Contracts may be sold by a bank or credit union, but they are not a deposit or obligation of the bank or credit union or guaranteed by the bank or credit union.

•	The Contracts are not FDIC or NCUSIF insured.

•	The Contracts involve investment risk and may lose value.

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SUPPLEMENT TO EXPENSE TABLES
The following information supplements the Separate Account Annual Expenses table in your Contract prospectus.

	Current	Maximum
Guaranteed Lifetime Withdrawal Benefit Rider Charge	0.55%	1.20%
Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation Charge	0.70%	1.20%
Guaranteed Minimum Withdrawal Benefit Rider Charge	0.40%	1.00%
Rider charges are assessed only if you activate the Rider. Rider charges are assessed against the Benefit Base Amount determined under the Rider. The Benefit Base Amount starts with the Account Value of the Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount. After a Rider is activated, withdrawals from the Contract other than to pay Rider charges or Rider Benefits will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. See the Guaranteed Living Withdrawal Benefit and Guaranteed Minimum Withdrawal Benefit sections of this prospectus.
Only one of these optional Riders may be activated and in effect at any point in time.
•	If you choose to activate the Guaranteed Lifetime Withdrawal Benefit Rider, it will provide a lifetime withdrawal benefit, up to a certain amount each benefit year.

•	If you choose to activate the Guaranteed Minimum Withdrawal Benefit Rider, it will provide a minimum withdrawal benefit, up to a certain amount each benefit year.
You cannot activate either of these Riders if in the future we are no longer issuing that Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.
If you activate one of these Riders, your investment options will be limited to certain designated Subaccounts.
Guaranteed withdrawal benefit rider charges are assessed only if you activate one of these optional Riders. Rider charges are calculated as a percentage of the Benefit Base Amount determined under the Rider.
The Benefit Base Amount starts with the Account Value of your Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount.
After a Rider is activated, “excess withdrawals” from your Contract will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. “Excess withdrawals” can adversely affect the benefit provided by these Riders.
The current charges set out in the table are the Rider charges as of May 1, 2010. We may change the charge for your Rider at any time or times that:
•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount; or

•	you take an Excess Withdrawal.

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SUPPLEMENT TO EXAMPLES FOR COMMODORE ADVANTAGE® CONTRACTS
The following information supplements the Examples section in the Commodore Advantage® Contract prospectus.
Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses before reimbursement (1.37%) or after reimbursement (1.31%) are incurred.

•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1)	If you surrender your Contract at the end of the period, your costs will be:

	1 year	3 years	5 years	10 years
Before reimbursement	$1,237	$2,086	$2,943	$5,633
After reimbursement	$1,231	$2,068	$2,912	$5,672
(2)	If you annuitize your Contract at the end of the period or keep your Contract for the entire period, your costs will be:

	1 year	3 years	5 years	10 years
Before reimbursement	$437	$1,386	$2,493	$5,633
After reimbursement	$431	$1,368	$2,462	$5,569
SUPPLEMENT TO EXAMPLES FOR COMMODORE INDEPENDENCE® CONTRACTS
The following information supplements the Examples section in the Commodore Independence® Contract prospectus.
Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation Rider when you purchase your Contract and the maximum Rider charge of 1.20% is incurred.

•	The annual contract maintenance fee of $40 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses before reimbursement (1.37%) or after reimbursement (1.31%) are incurred.

If you surrender, annuitize or keep your Contract at the end of the period, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$447	$1,416	$2,493	$5,736
After reimbursement	$441	$1,398	$2,462	$5,672

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SUPPLEMENT TO EXAMPLES FOR COMMODORE SPIRIT® CONTRACTS
The following information supplements the Examples section in the Commodore Spirit® Contract prospectus.
Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses before reimbursement (1.37%) or after reimbursement (1.31%) are incurred.

•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1)	If you surrender your Contract at the end of the period, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$1,137	$1,886	$2,743	$5,633
After reimbursement	$1,131	$1,868	$2,712	$5,569
(2)	If you annuitize your Contract at the end of the period or keep your Contract for the entire period:, your cost would be

	1 year	3 years	5 years	10 years
Before reimbursement	$437	$1,386	$2,443	$5,633
After reimbursement	$431	$1,368	$2,412	$5,569

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OVERVIEW
The chart below provides a simple comparison of the general characteristics of the basic Riders.

	Guaranteed Lifetime Withdrawal Benefit	Guaranteed Minimum Withdrawal Benefit
	Lifetime GRIP	PayPlan
What benefit does this Rider provide?	This Rider provides a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.	This Rider provides a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.

When do Benefit Payments begin?	We will make Benefit payments upon your Written Request. The Insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the Rider.	We will make Benefit payments upon your Written Request.

How much are the Benefit Payments?	The annual Benefit amount is a percentage of the Benefit Base Amount on the payment date. The percentage is based on the Insured’s age on Benefit Start Date as follows:	The annual Benefit amount is 5% of the Benefit Base Amount on the payment date.

• 4% if the Insured is under age 60

• 5% if the Insured is age 60 or older

When do Benefit Payments end?	Generally, all rights to take Benefit payments end when the Insured dies.	Your right to take Benefit payments will continue until the total Benefit payments equal the Benefit Base Amount. This is not a fixed period.

How much does the Rider cost?	The current charge for the Lifetime GRIP Rider for each Contract Year is 0.65% of the Benefit Base Amount.	The current charge for the PayPlan Rider for each Contract Year is 0.40% of the Benefit Base Amount.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Introduction
We offer a Guaranteed Lifetime Withdrawal Benefit through a rider (the “Rider”) to this Contract. If you choose to activate the Rider, it will provide a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero. The Insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the Rider.

✓	Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

✓	Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

✓	Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

✓	Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

✓	Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

✓	Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

✓	Insured	The person whose lifetime is used to measure the Benefits under the Rider. The Insured is set out on the Rider specifications page. The Insured cannot be changed after the issue date of the Rider as shown on the Rider specifications page.

✓	Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

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✓	Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

✓	Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.

✓	Written Request	Information provided to us or a request made to use that is (1) complete and satisfactory to us and (2) on our form or in a manner satisfactory to us and (3) received by us at our Administrative Office.

Activation of the Rider
You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a written request before the date on which the Rider is to take effect. The Ride is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.
At the time of activation, you may elect to activate the Spousal Benefit.
Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.
You cannot activate the Rider
•	if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee);

•	if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being);

•	if the Guaranteed Minimum Withdrawal Benefit Rider is in effect;

•	an event has occurred that would terminate the Rider; or

•	if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.
We are no longer issuing the Rider but, if we issued the Rider with your Contract, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.
➢	The Rider may not be available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at our Administrative Office, P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.
Some Factors to Consider Before You Activate the Rider
If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.
To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.
If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

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Certain qualified contracts may have restrictions that limit the benefit of the Rider.
Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:
•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.
Consult your tax advisor and registered representative or other financial professional before you activate the Rider.
Rider Charge
In exchange for the ability to receive Benefits for life, we will assess an annual charge not to exceed 1.20% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.55% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.
We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.
Designated Subaccounts
Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider.
➢	Please review the explanation of a Written Request in the Definitions section of this prospectus.
The Designated Subaccounts are listed below.
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II
Ibbotson Growth ETF Asset Allocation Portfolio-Class II
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II
We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.
➢	Additional information about the Designated Subaccounts is located in The Portfolios section of the Contract prospectus.
The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.
Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.
Impact of the Rider on the Contract
Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per Contract Year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate

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the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.
Impact on Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.
Impact on Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.
Annuity Benefit. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.
Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.
Benefit Base Amount Before the Benefit Start Date
The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount.
On or before the Benefit Start Date, the Benefit Base Amount will equal the greater of your Rollup Base Amount or your Reset Base Amount, if any.
Rollup Base Amount
Your Rollup Base Amount starts with your Account Value as of the Rider Effective Date. To this we add the amount of any Purchase Payments made since the Rider Effective Date. At the end of each of the first five Rider Years, as long as you have not taken an Excess Withdrawal, we also add a simple interest credit. Each interest credit is calculated as 5% of the Account Value on the Rider Effective Date, plus Purchase Payments received since the Rider Effective Date, and minus the Fixed Account value, if any, at the end of the Rider Year. There is no compounding. The interest credit for a Purchase Payment received during the Rider Year will be prorated. No further interest credit will be made after there has been a withdrawal from the Contract after the Rider Effective Date other than to pay Rider charges. If an Excess Withdrawal is taken, the Rollup Base Amount will be reduced by the same percentage as the percentage reduction in your Account Value.
Rollup Formulas

Rollup Base Amount =	Account Value on Rider Effective Date + Purchase Payments received since the Rider Effective Date + Interest – Proportional reductions for Excess Withdrawals

Rollup Interest Credit =	(Account Value on Rider Effective Date + Purchase Payments received since the Rider Effective Date – Fixed Account value, if any at the end of the Rider Year) x 0.05
Reset Base Amount
The Reset Base Amount starts with the Account Value of the Contract on the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below. If an Excess Withdrawal is taken, the Reset Base Amount is reduced by the same percentage as the percentage reduction in your Account Value.
Examples of Benefit Base Amount Calculation
These examples are intended to help you understand how the Base Benefit Amount is calculated. They assume that:
•	you make the Purchase Payments shown,

•	gains, losses, and charges cause your Account Value to vary as shown,

•	you take no withdrawals except as shown, and

•	you elect to reset on each Rider Anniversary on which your Account Value has increased over the prior year.
The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any

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Subaccount or any Contract value. To calculate the Benefit Base Amount in the example, compare the Reset Base Amount (column 4) and the Rollup Base Amount (column 6) on each Rider Anniversary. The Benefit Base Amount is the greater of these two amounts.
An outstanding loan balance affects the amount of certain Rider benefits.
Example 1

	Assume:		Then:
	Purchase		Reset	Rollup	Rollup	Benefit
Rider	Payment or	Account	Base	Interest	Base	Base
Anniversary	Withdrawal	Value	Amount	Credits	Amount	Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2	50,000	159,000	159,000	5,000	160,000	160,000
3		168,000	168,000	7,500	167,500	168,000
4		180,000	180,000	7,500	175,000	180,000
5		175,000	180,000	7,500	182,500	182,500
6		181,000	181,000		182,500	182,500
7		186,000	186,000		182,500	186,000
8		184,000	186,000		182,500	186,000
9		190,000	190,000		182,500	190,000
This table shows how the Rollup Base Amount and the Rollup Interest Credits in Example 1 were calculated. The calculations are based on the Rollup Formulas set out above.

Rider Anniversary	Rollup Base Amount Calculation	Credit Calculation
0	$100,000
1	$100,000 + $5,000 = $105,000	0.05 x $100,000 = $5,000
2	$105,000 + $50,000 + $5,000 = $160,000	0.05 x $100,000 = $5,000
3	$160,000 + $7,500 = $167,500	0.05 x $150,000 = $7,500
4	$167,500 + $7,500 = $175,000	0.05 x $150,000 = $7,500
5	$175,000 + $7,500 = $182,500	0.05 x $150,000 = $7,500
Example 2

	Assume:		Then:
	Purchase		Reset	Rollup	Rollup	Benefit
Rider	Payment or	Account	Base	Interest	Base	Base
Anniversary	Withdrawal	Value	Amount	Credits	Amount	Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2		109,000	108,000	5,000	110,000	110,000
3	-23,000	92,000	86,400		88,000	88,000
4		98,400	98,400		88,000	98,400
5		95,733	98,400		88,000	98,400
6		97,333	98,400		88,000	98,400
7		100,000	100,000		88,000	100,000
8		98,933	100,000		88,000	100,000
9		100,533	100,533		88,000	100,533

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This table shows how the Rollup Base Amount and the Rollup Interest Credits in Example 2 were calculated. The calculations are based on the Rollup Formulas set out above.

Rider Anniversary	Rollup Base Amount Calculation	Credit Calculation
0	$100,000
1	$100,000 + $5,000 = $105,000	0.05 x $100,000 = $5,000
2	$105,000 + $5,000 = $110,000	0.05 x $100,000 = $5,000
3	$110,000 – $22,000 = $88,000	None due to withdrawal
4	$88,000	None due to withdrawal
5	$88,000	None due to withdrawal
Because a withdrawal is taken, the Rollup Base Amount is reduced by the same percentage as the percentage reduction in the Account Value.

Percentage Reduction	1.00- ($92,000 / $92,000 + $23,000) = 1.00 – 0.80 = 20%
Rollup Base Amount Reduction	$110,000 x 0.20 = $22,000
New Rollup Base Amount	$110,000 – $22,000 = $88,000
The Account Values assumed in these examples are for illustration purposes only, and are not intended to predict the performance of any particular Subaccounts or Fixed Account options.
When a reset is elected, the Reset Base Amount prevents the Benefit Base Amount from falling when the Account Value falls due to investment losses. In these examples, on the 8th Rider Anniversary, the Reset Base Amount prevents a drop in the Benefit Base Amount even though the Account Value has fallen. It also prevents a drop in the Benefit Base Amount on the 5th Rider Anniversary but, in the first example, the Rollup Base Amount gave an even better result.
The Rollup Base Amount ensures that the Benefit Base Amount will grow by a minimum factor over the first five years. In the first example, on the 2nd, 5th, and 6th Rider Anniversaries, the Rollup Base Amount has grown by more than the cumulative growth in the Account Value and results in a Benefit Base Amount that is greater than the Account Value. In the second example, the Rollup Base Amount was beneficial on the 2nd Rider Anniversary, but Rollup Amounts stopped because of the withdrawal on the 3rd Rider Anniversary.
See the paragraphs labeled Rollup Base Amount and Reset Base Amount for a description of the manner in which we determine these amounts.
Lifetime Withdrawals
Anytime after the Rider Effective Date, you may begin taking the lifetime withdrawal Benefit if the Insured is at least 55 years old.
On the Benefit Start Date, the Benefit Base Amount is set and will not change unless you take an Excess Withdrawal. Unless a Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured (who is typically you) on the Benefit Start Date as set out below.

Age of Insured on Benefit Start Date	Benefit Percentage

At least age 55 but under age 60	4.0%
Age 60 or older	5.0%
On the Benefit Start Date and each anniversary of the Benefit Start Date, the Benefit Base Amount will be multiplied by the Benefit Percentage to determine the Benefit amount for the following Benefit Year. Generally, the Benefit amount is the maximum amount that can be withdrawn from the Contract before the next anniversary of the Benefit Start Date without reducing the Benefit Base Amount. The ability to take a withdrawal Benefit will continue until the earlier of your death, annuitization, or any other event that terminates the Rider.
All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1/2, may be subject to a 10% federal penalty tax.

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At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.
Although lifetime withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make lifetime withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.
Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. Excess Withdrawals taken after the Benefit Start Date will cause an adjustment in the Benefit Base Amount. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.
Example of Impact of Excess Withdrawal on Benefits
This example is intended to help you understand how an Excess Withdrawal impacts the lifetime withdrawal Benefit.
Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a lifetime withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year. Now assume that you have not previously taken an Excess Withdrawal, and you have not taken your Benefit for the current Benefit Year. Then, when your Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.
Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	- 6,250

Excess Withdrawal	$13,750
Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	- 6,250

Account Value before Excess Withdrawal	$108,750
Step Three: Calculate the proportional reduction for the Excess Withdrawal.
1 — $95,000 Account Value immediately after the $20,000 withdrawal = 12.6437% Percentage Reduction —— —— —— — $108,750 Account Value immediately before the Excess Withdrawal $125,000 Base Benefit Amount x 12.6437% Percentage Reduction = $15,805 Proportional Reduction
Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	- 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

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Step Five: Determine the new lifetime withdrawal Benefit.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460
Impact of Rider Benefit Payments and Charges
Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:
•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.
Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.
Reset Opportunities
On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. You may not reset the Reset Base Amount after the Benefit Start Date. If you elect to reset the Reset Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.
Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Reset Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Reset Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.
At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.
If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic resets, we will not reset the Reset Base Amount even if your Account Value is higher than the Reset Base Amount on the Contract Anniversary.
Spousal Benefit

✓	Spousal Benefit	A Benefit available after the death of the Insured for the remaining life of the Spouse.

✓	Spouse	The person who is the spouse of the Insured as of the Rider Effective Date.
A spouse will cease to be considered the Spouse if the marriage of the Insured and Spouse is terminated by divorce, dissolution, annulment, or for other cause apart from the death of the Insured.
A new spouse cannot be substituted after the Rider Effective Date.

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For an additional annual charge, you can elect, at the time that you activate the Rider, to add a Spousal Benefit if the Insured is married on that date.
The Spousal Benefit allows a surviving Spouse to continue to receive, for the duration of his/her lifetime, a withdrawal Benefit provided the following 4 conditions are satisfied:
•	you added the Spousal Benefit at the time that you activated the Rider;

•	the Spouse as of the Rider Effective Date remains the Spouse of the Insured through the death of the Insured;

•	no Death Benefit becomes payable under the Contract; and

•	the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract.
The Spouse’s right to a withdrawal Benefit will continue until his/her death or the termination of the Rider, whichever is first.
If the Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured or the age of the Spouse, whichever is less, on the Benefit Start Date as set out below.

Age of Younger of Insured or Spouse on
Benefit Start Date	Benefit Percentage

At least age 55 but under age 60	4.0%
Age 60 or older	5.0%
Currently, the additional annual charge for the Spousal Benefit is 0.15% of the Benefit Base Amount. After the Rider including the Spousal Benefit is activated, the annual Rider charge rate will never exceed 1.20% of the Benefit Base Amount.
If during the life of the Insured the marriage terminates due to divorce, dissolution or annulment, or death of the Spouse, the Spousal Benefit will end. We will stop the associated Rider charge when we receive evidence of the termination of the marriage that is satisfactory to us. Once the Spousal Benefit has ended, it may not be re-elected or added to cover a subsequent spouse.
Impact on Outstanding Loans
As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule

At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date	We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan. You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under the Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.
After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.
Termination of the Rider
All rights under the Rider will terminate at the time indicated if any of the following events occurs:
•	upon your Written Request to decline or terminate the Rider;

•	at any time that the Insured transfers or assigns an ownership interest in the Contract;

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•	if you or a joint owner of the Contract is not a human being, at any time that the Insured is no longer named as an Annuitant under the Contract;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•	upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.
Declining the Rider
You may decline the Rider at any time by Written Request.
Additional Information about Written Requests
Written Requests must be received by us at our Administrative Office. The address of our Administrative Office is P.O. Box 5423, Cincinnati, Ohio 45201-5423. A Written Request may, at our discretion, be made by telephone or electronic means.
We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.
GUARANTEED MINIMUM WITHDRAWAL BENEFIT
Introduction
We offer a Guaranteed Minimum Withdrawal Benefit through a rider (the “Rider”) to this Contract. If you choose to activate the Rider, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.

✓	Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

✓	Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

✓	Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

✓	Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

✓	Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date, or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

✓	Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

✓	Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

✓	Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

✓	Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.

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✓	Written Request	Information provided to us or a request made to use that is (1) complete and satisfactory to us and (2) on our form or in a manner satisfactory to us and (3) received by us at our Administrative Office
Activation of the Rider
You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a written request before the date on which the Rider is to take effect. The Ride is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.
At the time of activation, you may elect to activate the Spousal Benefit.
Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.
You cannot activate the Rider
•	if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee);

•	if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being);

•	if the Guaranteed Lifetime Withdrawal Benefit Rider is in effect;

•	an event has occurred that would terminate the Rider; or

•	if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.
We are no longer issuing the Rider but, if we issued the Rider with your Contract, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.
➢	The Rider may not be available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at our Administrative Office, P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.
Some Factors to Consider Before You Activate the Rider
If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.
To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.
If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.
Certain qualified contracts may have restrictions that limit the benefit of the Rider.
Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

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•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.
Consult your tax advisor and registered representative or other financial professional before you activate the Rider.
Rider Charge
In exchange for the ability to receive minimum withdrawal Benefits, we will assess an annual charge not to exceed 1% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.40% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.
We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.
Designated Subaccounts
Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider.
➢	Please review the explanation of a Written Request in the Definitions section of this prospectus.
The Designated Subaccounts are listed below.
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II
Ibbotson Growth ETF Asset Allocation Portfolio-Class II
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II
We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.
➢	Additional information about the Designated Subaccounts is located in The Portfolios section and Appendix B of this prospectus.
The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.
Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.
Impact of the Rider on the Contract
Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per Contract Year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.

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Impact on Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.
Impact on Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.
Annuity Benefit. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.
Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.
Benefit Base Amount
The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount. The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.
Unless you elect to reset, the Base Benefit Amount is equal to the Account Value on the Rider Effective Date, less adjustments for any Excess Withdrawals since the Rider Effective Date. On or after the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below, the Benefit Base Amount will be equal to your Account Value as of that Rider Anniversary, less adjustments for any Excess Withdrawals since that Rider Anniversary.
If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic rests, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.
No reset may be elected after the Benefit Start Date. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal.
An outstanding loan balance affects the amount of certain Rider benefits.
Minimum Withdrawals
Anytime after the Rider Effective Date, you may begin taking the minimum withdrawal Benefit.
The Benefit amount that may be withdrawn during each Benefit Year is equal to 5% of the current Benefit Base Amount.
Although withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce the total Benefits that remain to be paid under the Rider. They also reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.
All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1/2, may be subject to a 10% federal penalty tax.
At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required

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minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.
Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.
Duration of Benefits
Your right to take a withdrawal Benefit will continue until the total Benefit payments equal the current Benefit Base Amount. This is not a fixed period. The right to take a withdrawal Benefit will end before the total Benefit payments equal the current Benefit Base Amount if you annuitize the Contract, a death benefit becomes payable under the Contract, or any other event occurs that terminates the Rider.
Your right to take a withdrawal Benefit will last for 20 years if all of the following conditions are met: (1) each year you take a withdrawal Benefit exactly equal to 5% of the Benefit Base Amount, (2) you do not take a withdrawal Benefit of more than 5% of the Benefit Base Amount because of a required minimum distribution, (3) you take no Excess Withdrawals on or after the Benefit Start Date, and (4) the Rider does not terminate. If in any year you take a withdrawal Benefit of less than 5% of the Benefit Base Amount, your right to take a withdrawal Benefit may last for more than 20 years. If you take a withdrawal Benefit of more then 5% of the Benefit Base Amount because of a required minimum distribution, or if you take an Excess Withdrawal on or after the Benefit Start Date, your right to take a withdrawal Benefit may last for fewer than 20 years.
Example of Impact of Excess Withdrawal on Benefits
This example is intended to help you understand how an Excess Withdrawal impacts the minimum withdrawal Benefit.
Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a minimum withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year.
Now assume that, in the first and second Benefit Years, you withdraw the $6,250 Benefit and, in the third Benefit year when your current Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.
Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	- 6,250

Excess Withdrawal	$13,750
Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	- 6,250

Account Value before Excess Withdrawal	$108,750
Step Three: Calculate the proportional reduction for the Excess Withdrawal.
1 — $95,000 Account Value immediately after the $20,000 withdrawal = 12.6437% Percentage Reduction —— $108,750 Account Value immediately before the Excess Withdrawal $125,000 Base Benefit Amount x 12.6437% Percentage Reduction = $15,805 Proportional Reduction
Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	- 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

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Step Five: Determine the new minimum withdrawal Benefit and Benefits remaining.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

Base Benefit Amount after reduction	$109,195
Less Benefits for first three Benefit Years	- 18,750

Benefits remaining	$90,445
An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.
Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.
Impact of Rider Benefit Payments and Charges
Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:
•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.
Reset Opportunities
On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. You may not reset the Reset Base Amount after the Benefit Start Date. If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.
Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Reset Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Reset Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.
At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.
Impact on Outstanding Loans
As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

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Time/Period	Transfer Rule

At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date	We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan. You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under this Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.
After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made,
Termination of the Rider
All rights under the Rider will terminate at the time indicated if any of the following events occurs:
•	upon your Written Request to decline or terminate the Rider;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•	upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.
Declining the Rider
You may decline the Rider at any time by Written Request.
Additional Information about Written Requests
Written Requests must be received by us at our Administrative Office. The address of our Administrative Office is P.O. Box 5423, Cincinnati, Ohio 45201-5423. A Written Request may, at our discretion, be made by telephone or electronic means.
We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES
The Commodore Spirit®
The Commodore Advantage®
The Commodore Independence®
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2010
This Statement of Additional Information supplements the current prospectuses for the variable annuity contracts listed above (each, a “Contract” and collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account B (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.
A copy of a Contract prospectus dated May 1, 2010, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771, or visit us at our website www.gafri.com to request a copy.
We filed a separate Registration Statement with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933 for each Contract. This Statement of Additional Information was filed as a part of the each Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement for each Contract contains further information relating to the Company and the Contract. The Registration Statements and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The registration number for each Contract is shown below.

•	The Commodore Spirit® Contract	File No. 333-19725
•	The Commodore Advantage® Contract	File No. 333-51971
•	The Commodore Independence® Contract	File No. 333-51955
Statements in this Statement of Additional Information discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the applicable Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the applicable Registration Statement.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY
General Information and History
Annuity Investors Life Insurance® Company (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity policies.
We are an indirect wholly owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).
State Regulations
We are subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.
PORTFOLIOS
General Information
If you choose a variable investment option under your Contract, you are investing in a Subaccount, not directly in the corresponding Portfolio. Dividends and capital gains distributed by the Portfolios are not distributed to Contract owners. These dividends and capital gains are distributed to the Separate Account, reinvested in the Separate Account, and reflected in Accumulation Unit Values.
The Portfolios are available only through insurance company separate accounts and certain qualified retirement arrangements. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.
We select the portfolios offered through the Contracts. We may consider various factors in portfolio selection, including, but not limited to, asset class coverage, the strength of the reputation and tenure of the investment advisor and any sub-advisor, brand recognition, performance, and the capability and qualification of each investment firm. We may also consider whether the portfolio, its investment adviser or one of its service providers will make payments to us in connection with certain administrative, marketing, and support services.
Revenue We Receive from the Portfolios and/or Their Service Providers
The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments.
The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments.
Rule 12b-1 Fees
The Company and/or GAA receive some or all of the 12b-1 fees from the Portfolios that charge a 12b-1 fee. These fees are calculated as a percentage of the average daily net assets of the Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.15% to 0.25%.

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Administrative, Marketing, Sub-Transfer and Support Service Fees (“Support Fees”)
The Company and/or GAA may receive compensation from some of the service providers of the Portfolios for administrative and other services that the Company performs relating to separate account operations that might otherwise have been provided by the Portfolios. Generally, the amount of this compensation is based on a percentage of the average assets of the particular Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.05% to 0.125% and may be significant. Some service providers may pay more in Support Fees than others.
Other Payments
The Company and/or GAA also may directly or indirectly receive additional amounts or different percentages of assets from some of the service providers of the Portfolios with regard to the AILIC Contracts. These payments may be derived, in whole or in part, from the advisory fees deducted from assets of the Portfolios. AILIC Contract owners, through their indirect investment in the Portfolios, bear a portion of the costs of these advisory fees. Certain investment advisers or their affiliates may provide the Company and/or GAA with wholesaling services to assist us in the distribution of AILIC Contracts, may pay the Company and/or GAA amounts to participate in sales meetings, may reimburse sales costs, and may provide the Company and/or GAA with occasional gifts, meals, tickets or other compensation or reimbursement. The amounts may be significant and may provide the investment adviser or other affiliates of the applicable Portfolio with increased access to the Company and GAA.
SERVICES
Safekeeping of Separate Account Assets
We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.
Records and Reports
We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.
Experts
The financial statements of the Separate Account at December 31, 2009 and for each of the two years in the period then ended, and of the Company at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, an independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.
DISTRIBUTION OF THE CONTRACTS
The offering of the Contracts is expected to be continuous. Although we do not anticipate discontinuing the offering of these Contracts, we reserve the right to discontinue offering any Contract.
Compensation Paid to GAA
This chart sets out the aggregate dollar amount of underwriting commissions paid to, and the amount retained by, Great American Advisors®, Inc. (“GAA”) for each of the last three fiscal years. GAA is the principal underwriter for all variable annuity contracts issued by Variable Account A, Variable Account B and Variable Account C of Annuity Investors Life Insurance Company. Commission information is shown in the aggregate for all such contracts.

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	2009	2008	2007
Commissions paid	$5.3 million	$5.5 million	$5.8 million
Commissions retained	$2.1 million	$2.7 million	$4.0 million
GAA may enter into revenue sharing, shelf space, and other arrangements with broker-dealers under which GAA pays them additional compensation for services that they provide in connection with the distribution of the Contracts (such as providing access to their distribution networks, sponsoring conferences, seminars, sales programs or training programs for registered representatives or other employees, paying travel expenses incurred in connection with these events, and sponsoring sales and advertising campaigns related to the Contracts) or additional compensation for administrative or operational expenses. These arrangements may not be applicable to all firms in the selling network, the terms of these arrangements may differ between firms, and the compensation payable under these arrangements may include cash compensation, non-cash compensation, or other benefits. Compensation paid under these arrangements will not result in any additional direct charge to you. Compensation under these arrangements may provide an incentive for a selling firm or its registered representatives to favor the sale of the Contracts over other financial products available in the marketplace.
Additional Compensation Paid to Selected Selling Firms
In 2009, the Company made payments, ranging from $500 to $38,000, to the following selling firms in connection with conference sponsorships: Berthel Fisher & Company Financial Services, Capital Financial Services, Cullum & Burks Securities, Inc., CUSO Financial Services, L.P., Financial Network Investment Corporation, First Heartland Capital, Inc., Foresters Equity Services, Inc., GWN Securities, Inc., H. Beck, Inc. (The Capital Financial Group), Harvest Capital LLC., IMS Securities, Inc., Investacorp, Inc., Investors Capital Corporation, Institutional Securities Corporation, Kovack Securities, Inc., Legend Equities Corporation, Lincoln Investment Planning Inc., Pavek Investments, Inc., Securities America, Inc., SWBC Investment Services, LLC., Transamerica Financial Advisors, Trustmont Financial Group, Inc., Williams Financial Group, World Choice Securities, Inc., WRP Investments, Inc.
A Portfolio may compensate the Company or GAA for the distribution and operational services that the Company or GAA provides and the costs that it incurs in providing these services. For example, each business day, the Company aggregates all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submits one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners. GAA also maintains the distribution network that supports the sale of the Company variable annuity products that invest in the Portfolios. Payments from a Portfolio to the Company or GAA for these services may be made pursuant to (1) the Portfolio’s Rule 12b-1 plan, in which case the payments are deducted from the Portfolio’s assets or (2) service, administration, sub-transfer or similar agreements between the Company or GAA and the Portfolio’s investment adviser or its affiliate.
PERFORMANCE INFORMATION
We may from time to time disclose performance information for the Subaccounts for various periods of time. Performance information may include:
•	Standardized total return (average annual total return)

•	Adjusted historical total return

•	Non-standardized total return

•	Standardized yield (for Money Market Subaccounts)
These figures are based on historical information and are not intended to indicate future performance.
Description of the methods used to determine yield and total return are set forth below.
The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue’s Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor’s Indices, Dow Jones Industrial Average, and Morningstar.

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The Company may also:
•	compare the performance of a Subaccount with applicable indices and/or industry averages;

•	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

•	compare investment return on a tax-deferred basis with currently taxable investment return;

•	illustrate investment returns by graphs, charts, or otherwise.
Standardized Total Return—Average Annual Total Return
The standardized total return for a Subaccount represents the average annual total return of the Subaccount over a particular period of time based on a formula adopted by the SEC. We compute the standardized average annual total return by finding the average annual compounded rates of return over one-, five-, and ten-year periods (or for such period of time as the Subaccount has been available in the Separate Account) that would increase the initial amount invested to the ending redeemable value, according to the following formula:
P (1+T) n = ERV

Where:

P	=	a hypothetical initial payment of $1,000
T	=	average annual total return
N	=	number of years
ERV	=	ending redeemable value, at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period
The ERV for total return reflects the deduction of all recurring fees, such as contract maintenance fees, early withdrawal charges, administration charges, and mortality and expense risk charges.
Adjusted Historical Total Return
Adjusted historical total return represents total return for periods prior to the date that a Subaccount commenced operations. We calculate adjusted historical total return using the same formula that we use to compute standardized total return, except that we use the inception date of the corresponding Portfolio rather than the inception date of the Subaccount. In computing adjusted historical total return, we use the historical performance of the corresponding Portfolio and adjust it to reflect the current level of charges that apply to the Subaccount for the particular Contract.
Non-Standardized Total Return—Cumulative Total Return
Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return is calculated using the following formula:
CTR = (ERV/P) - 1

Where:

CTR	=	the cumulative total return net of Subaccount recurring charges, other than the contract maintenance fee, for the period
ERV	=	ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period
P	=	a hypothetical initial payment of $1,000
In computing cumulative total return, we assume an early withdrawal charge of 0%, and no contract maintenance fee. The early withdrawal charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the early withdrawal charge and contract maintenance fee would decrease the return shown.

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Standardized Yield for the Money Market Subaccounts
Current Annualized Yield
Each of the Contracts allows for amounts to be allocated to the following Money Market Subaccounts and their corresponding Money Market Portfolios: BlackRock Money Market V.I. Fund and Dreyfus V.I.F. Money Market Portfolio.
In accordance with SEC rules, we compute the Money Market Subaccount’s current annualized yield for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities.
The current annualized yield is calculated according to the following formula:
YIELD = (BASE PERIOD RETURN/7)*365
Where:

BASE PERIOD RETURN =	The percentage (or net) change in the Accumulation Unit Value for the Money Market Subaccount (“AUV”) over a 7-day period determined as follows:
AUV at end of 7-day period — AUV at beginning of 7-day period
AUV at beginning of 7-day period
Because the Net Asset Value of a Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for a Money Market Subaccount (the numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less charges deducted from the Subaccount over the 7-day period. Because of the deductions for charges, the yield for a Money Market Subaccount of the Separate Account will be lower than the yield for its corresponding Money Market Portfolio or any comparable substitute-funding vehicle.
Effective Yield
SEC rules also permit us to disclose the effective yield of a Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] — 1
Additional Information about Yields
The yield on amounts held in a Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. A Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the corresponding Money Market Portfolio or substitute funding vehicle, and operating expenses.
In addition, the yield figures do not reflect the effect of any taxes, the early withdrawal charge, or the contract maintenance fee that may be applicable on surrender of a Contract.
How to Obtain Current Yield Information
You may obtain current 7-day yield information for a Money Market Subaccount by calling our Administrative Office toll free at 1-800-789-6771.
BENEFIT UNIT TRANSFER FORMULAS
Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

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BU1 (trans).	The number of Benefit Units to be transferred from a given Subaccount

UNIT1 — BU1 (trans)	The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)

BU2 (trans) = BU1 (trans) * BUV1/BUV2	The number of Benefit Units transferred to the new Subaccount

UNIT2 + BU2 (trans)	The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)
Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.
     Where:
•	BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

•	BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

•	BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

•	UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.
GLOSSARY OF FINANCIAL TERMS
The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.
Accumulation Unit Value: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.
After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.
A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.
Benefit Unit Value: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.
The Benefit Unit Value at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment

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factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the calculation of variable dollar benefit payments.
Net Investment Factor: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:
•	NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

•	NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.
In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus
FEDERAL TAX MATTERS
The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.
Taxation of Separate Account Income
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.
Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.
In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:
[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. [The Contract owner] may not sell, purchase, or exchange

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assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.
The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.
Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.
The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more Subaccount options than what was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.
Tax Deferral on Non-tax qualified Contracts
Section 817(h) of the Code requires that with respect to Contracts that are not under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not under a tax-qualified retirement plan.
FINANCIAL STATEMENTS
The audited financial statements of the Separate Account at December 31, 2009 and for each of the two years in the period then ended, and the Company’s audited financial statements at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

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Annuity Investors Life Insurance Company
Financial Statements
Years ended December 31, 2009, 2008 and 2007
with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS LIFE INSURANCE COMPANY
Financial Statements
Years ended December 31, 2009, 2008 and 2007

Report of Independent Registered Public Accounting Firm
Board of Directors
Annuity Investors Life Insurance Company
We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company (the Company), an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., as of December 31, 2009 and 2008, and the related statements of earnings, changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.
As discussed in Note B to the financial statements, in connection with implementing new accounting standards in 2009, the Company changed its method of accounting for other-than-temporary impairments of investments in fixed maturity securities.
/s/ Ernst & Young LLP
Cincinnati, Ohio
April 28, 2010

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ANNUITY INVESTORS LIFE INSURANCE COMPANY
BALANCE SHEET
(Dollars in thousands, except share data)

	December 31
	2009	2008
ASSETS
Invested assets:
Fixed maturities:
Available for sale – at fair value (amortized cost — $1,407,932 and 1,158,709)	$1,416,179	$997,579
Equity securities – at fair value
Common stocks (cost — $3,438 and $3,501)	6,718	2,304
Perpetual preferred stocks (cost — $3,000 and $3,000)	2,910	2,467
Policy loans	54,983	50,654
Cash and cash equivalents	112,018	85,407

Total cash and investments	1,592,808	1,138,411

Accrued investment income	16,610	12,778
Unamortized insurance acquisition costs, net	206,081	252,027
Current federal income tax receivable	1,995	3,849
Deferred federal income tax asset	—	4,078
Other assets	10,908	5,001
Variable annuity assets (separate accounts)	548,798	415,896

Total assets	$2,377,200	$1,832,040

LIABILITIES
Annuity benefits accumulated	$1,583,033	$1,308,588
Deferred federal income tax liability	33,457	—
Accounts payable, accrued expenses, and other liabilities	3,582	10,019
Variable annuity liabilities (separate accounts)	548,798	415,896

Total liabilities	2,168,870	1,734,503

STOCKHOLDER’S EQUITY
Common stock, par value — $125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	176,909	141,909
Retained earnings	24,047	10,676
Accumulated other comprehensive earnings (loss), net of tax	4,874	(57,548)

Total stockholder’s equity	208,330	97,537

Total liabilities and stockholder’s equity	$2,377,200	$1,832,040

See accompanying notes to financial statements.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF EARNINGS
(In thousands)

	Year Ended December 31
	2009	2008	2007
Revenues:
Net investment income	$86,583	$69,072	$54,239
Realized losses on securities (*)	(7,318)	(22,808)	(1,373)
Annuity policy charges	11,849	13,682	15,254
Other income	883	1,074	1,435

Total revenues	91,997	61,020	69,555

Costs and expenses:
Annuity benefits	48,436	41,587	29,668
Insurance acquisition expenses, net	14,883	28,790	17,446
Other expenses	12,163	13,298	10,527

Total costs and expenses	75,482	83,675	57,641

Earnings (loss) before income taxes	16,515	(22,655)	11,914
Provision for income tax expense (benefit)	4,345	(9,504)	2,602

Net earnings (loss)	$12,170	$(13,151)	$9,312

(*) Consists of the following:
Realized gains (losses) before impairments	$2,533	$(6,584)	$(301)

Losses on securities with impairment	(27,216)	(16,224)	(1,072)
Non-credit portion of impairment recognized in other comprehensive income (loss)	17,365	—	—

Impairment charges recognized in earnings	(9,851)	(16,224)	(1,072)

Total realized loss on securities	$(7,318)	$(22,808)	$(1,373)

See accompanying notes to financial statements.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN STOCKHOLDER’S EQUITY
(In thousands)

	Year Ended December 31
	2009	2008	2007
Common Stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Capital Surplus:
Balance at beginning of year	$141,909	$105,550	$100,550
Capital contribution from parent — cash	35,000	32,000	5,000
Capital contribution from parent — non-cash	—	4,359	—

Balance at end of year	$176,909	$141,909	$105,550

Retained Earnings:
Balance at beginning of year	$10,676	$23,827	$14,515
Net earnings (loss)	12,170	(13,151)	9,312
Cumulative effect of accounting change	1,201	—	—

Balance at end of year	$24,047	$10,676	$23,827

Accumulated other comprehensive income (loss), net:
Balance at beginning of year	$(57,548)	$(4,550)	$(968)
Cumulative effect of accounting change	(1,201)	—	—
Change in net unrealized gains (losses) on securities, net of tax	63,623	(52,998)	(3,582)

Balance at end of year	$4,874	$(57,548)	$(4,550)

Comprehensive Income (Loss):
Net earnings (loss)	$12,170	$(13,151)	$9,312
Change in net unrealized gains (losses) during the year	63,623	(52,998)	(3,582)

Comprehensive income (loss)	$75,793	$(66,149)	$5,730

See accompanying notes to financial statements.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF CASH FLOWS
(In thousands)

	Year Ended December 31
	2009	2008	2007
Cash flows from operating activities:
Net earnings (loss)	$12,170	$(13,151)	$9,312
Adjustments:
Benefits to annuity policyholders	48,436	41,587	29,668
Amortization of insurance acquisition costs	12,196	26,406	15,027
Depreciation and amortization	(9,078)	(3,519)	95
Realized losses on investments, net	7,318	22,808	1,373
Increase in insurance acquisition costs	(34,120)	(33,853)	(32,858)
Increase in accrued investment income	(3,832)	(923)	(1,317)
Increase (decrease) in payable to affiliates, net	5,131	(3,690)	2,813
(Decrease) increase in other liabilities	(6,545)	(1,565)	2,164
Increase in other assets	(1,838)	(5,948)	(1,230)
Other, net	(202)	11	(132)

Net cash provided by operating activities	29,636	28,163	24,915

Cash flows from investing activities:
Purchases of investments in:
Fixed maturities	(475,372)	(465,974)	(291,763)
Equity securities	—	(5,058)	(9,701)
Maturities and redemptions of fixed maturity investments	99,562	70,208	46,713
Sales of:
Fixed maturity investments	126,851	146,065	78,122
Equity securities	—	7,705	595
Increase in policy loans, net	(4,329)	(11,966)	(9,903)

Net cash used in investing activities	(253,288)	(259,020)	(185,937)

Cash flows from financing activities:
Annuity receipts	422,449	418,334	319,271
Annuity surrenders, benefits, and withdrawals	(197,513)	(229,732)	(253,400)
Net transfers (to) from variable annuity assets	(9,673)	45,868	59,629
Capital contribution from parent	35,000	32,000	5,000

Net cash provided by financing activities	250,263	266,470	130,500

Net increase (decrease) in cash and cash equivalents	26,611	35,613	(30,522)
Beginning cash and cash equivalents	85,407	49,794	80,316

Ending cash and cash equivalents	$112,018	$85,407	$49,794

See accompanying notes to financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
A. DESCRIPTION OF THE COMPANY
Annuity Investors Life Insurance Company (“AILIC” or the “Company”), a stock life insurance company domiciled in the state of Ohio, is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. (“AFG”).
AILIC’s products include variable, fixed and fixed indexed annuities. The products are marketed to educational institutions, hospitals, and other qualified and non-qualified markets, through independent agents, payroll deduction plans and financial institutions.
B. SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION
The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to amounts previously reported for prior years to conform to the current year’s presentation.
FAIR VALUE MEASUREMENTS
Effective January 1, 2008, AILIC adopted a new accounting standard on fair value measurements, with the exception of the application of the standard to nonrecurring fair value measurements of nonfinancial assets and liabilities that was adopted pursuant to the standard as of January 1, 2009. The standard defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standard establishes a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect AILIC’s assumptions about the assumptions market participants would use in pricing the asset or liability. As of January 1, 2009, AILIC adopted new accounting guidance on estimating the fair value of an asset or liability when there is no active market and on identifying transactions that are not orderly. As of December 31, 2009 AILIC adopted new accounting guidance that clarified net asset value is an appropriate measure for fair value of the funds within the separate accounts. The guidance did not change the objective of fair value measurements. Adoption of these standards did not have a significant impact on AILIC’s financial condition or results of operations.
INVESTMENTS
Fixed maturity securities and equity securities classified as “available for sale” are reported at fair value with unrealized gains and losses included in a separate component of stockholder’s equity. Premiums and discounts on fixed maturity securities are amortized using the interest method; mortgage-backed securities (“MBS”) are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations. Cash equivalents are carried at cost; policy loans are carried at the aggregate unpaid balance.
Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other-than-temporary at the balance sheet date, a provision for impairment is charged to earnings (included in realized gains (losses)) and the cost basis of that investment is reduced.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INVESTMENTS (CONTINUED)
In March 2009, AILIC adopted new accounting guidance relating to the recognition and presentation of other-than-temporary impairments. Under the guidance, if management can assert that it does not intend to sell an impaired fixed maturity security and it is not more likely than not that it will have to sell the security before recovery of its amortized cost basis, then an entity may separate other-than-temporary impairments into two components: 1) the amount related to credit losses (recorded in earnings) and 2) the amount related to all other factors (recorded in other comprehensive income (loss)). The credit-related portion of an other-than-temporary impairment is measured by comparing a security’s amortized cost to the present value of its current expected cash flows discounted at its effective yield prior to the impairment charge. Both components are required to be shown in the Statement of Earnings. If management intends to sell an impaired security, or it is more likely than not that it will be required to sell the security before recovery, an impairment charge is required to reduce the amortized cost of that security to fair value. AILIC adopted this guidance effective January 1, 2009, and recorded a cumulative effect adjustment of $1.2 million to reclassify the non-credit component of previously recognized impairments from retained earnings to accumulated other comprehensive income (loss). Additional disclosures required by this guidance are contained in Note D – “Investments.”
DERIVATIVES
Derivatives included in AILIC’s balance sheet are recorded at fair value and consist primarily of 1) the equity-based component of certain indexed-annuity products, (included in annuity benefits accumulated), and 2) related call options (included in other assets) designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those indexed-annuity products. Changes in the fair value of derivatives are included in earnings.
On January 1, 2009, AILIC adopted a new accounting standard relating to disclosures about derivative instruments and hedging activities. The standard requires enhanced disclosures about objectives and strategies for using derivatives, how they are accounted for and how the instruments affect the entity’s financial statements. See Note E – “Derivatives” for the related disclosures. Adoption of this standard had no impact on AILIC’s financial position or results of operations.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INSURANCE ACQUISITION COSTS AND EXPENSES
Unamortized insurance acquisition costs consist primarily of deferred policy acquisition costs (“DPAC”). Insurance acquisition expenses in the statement of earnings primarily reflect the amortization of DPAC. In addition, certain commission costs are expensed as paid and included in insurance acquisition expenses. All other uncapitalized acquisition costs such as marketing expenses are included in “Other expenses.”
DPAC (principally commissions, policy issuance and sales expenses that vary with and are primarily related to the production of new business) are deferred to the extent that such costs are deemed recoverable. Unamortized insurance acquisition costs also include capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses.
DPAC related to annuity products is deferred to the extent deemed recoverable and is amortized, with interest, in relation to the present value of expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margins (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other variable annuity policy charges, less death and annuitization benefits in excess of account balances and estimated future policy administration expenses.
To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains (losses). DPAC related to annuities is also adjusted, net of tax, for the change in amortization that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in unrealized gains (losses) on marketable securities, a component of “Accumulated other comprehensive earnings (loss), net of tax” in the stockholder’s equity section of the Balance Sheet.
ANNUITY BENEFITS ACCUMULATED
Annuity receipts and benefit payments are recorded as increases or decreases in “Annuity benefits accumulated” rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to annuity policy charges.
Reserves for single-tier fixed annuities are generally recorded at the stated annuitization value. Reserves for indexed annuities are recorded at a value reflecting the fixed guarantees in the product plus the fair value of the equity participation in the contract.
VARIABLE ANNUITY ASSETS AND LIABILITIES (SEPARATE ACCOUNTS)
Separate account assets related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.
AILIC’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions.

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INCOME TAXES
The Company has an intercompany tax allocation agreement with AFG and its includable subsidiaries. Pursuant to the agreement, the Company’s tax expense is determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments are made quarterly during the year. Following year-end, additional settlements are made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the agreement is based upon separate return calculations with current credit for losses to the extent the losses provide a benefit in the consolidated return.
Deferred income taxes are calculated using the liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between financial reporting and tax bases and are measured using enacted tax rates. Deferred tax assets are recognized if it is more likely than not that a benefit will be realized.
BENEFIT PLANS
AFG has established the American Financial Group Retirement and Savings Plan (“Plan”) for the benefit of employees of AFG and its participating subsidiaries, which includes GAFRI and the Company. Prior to July 1, 2006, GAFRI maintained a defined contribution plan that combined a retirement plan and 401(k) plan. Effective that date, the Company’s plan was merged with a similar plan sponsored by AFG. As a result, GAFRI employees who meet the eligibility requirements participate in that plan. AFG makes all contributions to the retirement fund portion of the plan and matches a percentage of employee contributions to the savings fund. Company contributions are expensed in the year for which they are declared.
GAFRI and certain of its subsidiaries provide health care benefits to eligible retirees. The projected future cost of providing these benefits is expensed over the period the employees earn such benefits.
STATEMENT OF CASH FLOWS
For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include obtaining resources from contract owners and providing them with a return on their investments. Annuity receipts, benefits and withdrawals are also reflected as financing activities. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.
SUBSEQUENT EVENTS
In 2009, the Company adopted new guidance that establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the financial statements are issued or are available to be issued. Specifically, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements and the disclosures that an entity should make about events or transactions that occurred after the balance sheet date. The adoption of this guidance did not have any impact on the financial statements. Management has evaluated the financial statements for subsequent events through the date when the financial statements are issued.

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
C. FAIR VALUE MEASUREMENTS
Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:
Level 1 — Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis). AILIC’s Level 1 financial instruments consist primarily of publicly traded equity securities and highly liquid government bonds for which quoted market prices in active markets are available.
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets. AILIC’s Level 2 financial instruments include separate account assets, purchased call options, corporate and municipal fixed maturity securities and mortgage-backed securities priced using observable inputs. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2.
Level 3 — Valuations derived from valuation techniques in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances. AILIC’s Level 3 is comprised of financial instruments whose fair value is estimated based on non-binding broker quotes or internally developed using significant inputs not based on, or corroborated by, readily available market information.
AILIC’s management is responsible for the valuation process and uses data from outside sources (including nationally recognized pricing sources and broker/dealers) in establishing fair value. This data is reviewed by internal investment professionals who ensure the fair value is representative of an exit price and consistent with accounting standards.
Amounts reported as fair value of embedded derivatives are estimated by projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and discounting the excess of the projected contract value amounts. The fair value of the embedded derivatives is adjusted for the non performance risk of the Company.

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
C. FAIR VALUE MEASUREMENTS (CONTINUED)
Assets and liabilities measured at fair value at December 31, 2009, are summarized below (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities:
Available for sale	$7,673	$1,336,664	$71,842	$1,416,179
Equity securities:
Common stocks	6,718	—	—	6,718
Perpetual preferred stocks	2,910	—	—	2,910
Separate account assets (a)	—	548,798	—	548,798
Other assets (purchase call options)	—	8,563	—	8,563

Total assets accounted for at fair value	$17,301	$1,894,025	$71,842	$1,983,168

Liabilities:
Derivatives embedded in annuity benefits accumulated	$—	$—	$16,528	$16,528

	$—	$—	$16,528	$16,528

(a)	Separate account liabilities equal the fair value for separate account assets.
Assets and liabilities measured at fair value at December 31, 2008, are summarized below (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities:
Available for sale	$17,720	$941,196	$38,663	$997,579
Equity securities:
Common stocks	2,304	—	—	2,304
Perpetual preferred stocks	2,467	—	—	2,467
Separate account assets (a)	—	415,896	—	415,896
Other assets (purchase call options)	—	1,943	—	1,943

Total assets accounted for at fair value	$22,491	$1,359,035	$38,663	$1,420,189

Liabilities:
Derivatives embedded in annuity benefits accumulated	$—	$—	$13,000	$13,000

	$—	$—	$13,000	$13,000

(a)	Separate account liabilities equal the fair value for separate account assets.
Less than 4% of the December 31, 2009 total assets measured at fair value were Level 3 assets. Approximately $55.4 million of these assets were mortgage backed securities (“MBS”) whose fair value were determined primarily using non-binding broker quotes; the balance was primarily private placement debt whose fair values were determined internally using significant unobservable inputs, including the evaluation of underlying collateral and issuer creditworthiness, as well as certain Level 2 inputs such as comparable yields and multiples on similar publicly traded issues.

11

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
C. FAIR VALUE MEASUREMENTS (CONTINUED)
Changes in balances of Level 3 financial assets and liabilities during 2009 are presented below (in thousands). Transfers into (out of) Level 3 are due to a change in the availability of market observable inputs for individual securities and are reflected in the table at the fair value as of the date of transfer.

	Fixed Maturities	Embedded
	Available for Sale	Derivatives

Balance at January 1, 2008	$5,064	$12,959
Total realized/unrealized gains (losses):
Included in net loss	(417)	(7,841)
Included in other comprehensive loss	(7,265)	—
Purchases, sales, issuances and settlements	35,817	7,882
Transfers into Level 3	5,464	—

Balance at December 31, 2008	$38,663	$13,000
Total realized/unrealized gains (losses):
Included in net income	2,321	4,138
Included in other comprehensive loss	4,960	—
Purchases, sales, issuances and settlements	38,687	(610)
Transfers out of Level 3	(12,789)	—

Balance at December 31, 2009	$71,842	$16,528

The following table presents the carrying values and estimated fair values of the Company’s financial instruments December 31 (in thousands):

	2009		2008
	Carrying	Estimated	Carrying	Estimated
	Value	Fair Value	Value	Fair Value
Assets
Fixed maturity investments	$1,416,179	$1,416,179	$997,579	$997,579
Equity securities and perpetual preferred stocks	9,628	9,628	4,771	4,771
Policy loans	54,983	54,983	50,654	50,654
Cash and cash equivalents	112,018	112,018	85,407	85,407
Variable annuity assets (separate accounts)	548,798	548,798	415,896	415,896

Liabilities
Annuity benefits accumulated*	$1,577,636	$1,409,456	$1,303,465	$1,128,656
Variable annuity liabilities (separate accounts)	548,798	548,798	415,896	415,896

*	Excludes life contingent annuities in the payout phase.
The carrying value of cash and cash equivalents approximates fair value. The fair value of policy loans is estimated to approximate carrying value; policy loans have no defined maturity dates and are inseparable from insurance contracts. Separate account assets are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments.

12

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS
Fixed maturities and equity securities at December 31 consisted of the following (in thousands):

	2009
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses

Direct obligations of the U.S. Government	$7,280	$7,673	$393	$—
U.S. Government agencies and authorities	4,865	5,361	496	—
States, municipalities and political subdivisions	26,357	26,234	473	(596)
Residential mortgage-backed securities	331,327	307,097	6,665	(30,895)
Commercial mortgage-backed securities	192,892	193,221	3,485	(3,156)
All other corporate	845,211	876,593	40,808	(9,426)

	$1,407,932	$1,416,179	$52,320	$(44,073)

Common stocks	$3,438	$6,718	$3,280	$—

Perpetual preferred stock	$3,000	$2,910	$—	$(90)

	2008
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses

Direct obligations of the U.S. Government	$7,528	$8,280	$752	$—
U.S. Government agencies and authorities	5,258	6,051	793	—
States, municipalities and political subdivisions	10,381	10,173	70	(278)
Residential mortgage-backed securities	366,221	281,784	62	(84,499)
Commercial mortgage-backed securities	145,697	117,000	68	(28,765)
All other corporate	623,624	574,291	6,488	(55,821)

	$1,158,709	$997,579	$8,233	$(169,363)

Common stocks	$3,501	$2,304	$—	$(1,197)

Perpetual preferred stock	$3,000	$2,467	$—	$(533)

The non-credit related portions of other-than-temporary impairment charges are included in the other comprehensive income (loss). Such charges taken for securities still owned at December 31, 2009 were $32.0 million for residential mortgage backed securities (“MBS”) and $0.6 million for commercial MBS.

13

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS (CONTINUED)
The following table shows gross unrealized losses (in thousands) on fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2009 and 2008.

	2009
	Twelve Months or Less		More Than Twelve Months
	Unrealized	Fair	Unrealized	Fair
	Loss	Value	Loss	Value

Direct obligations of the U.S. Government	$—	$—	$—	$—
U.S. Government agencies and authorities	—	—	—	—
States, municipalities and political subdivisions	371	10,703	225	2,639
Residential mortgage-backed securities	2,568	37,503	28,327	125,582
Commercial mortgage-backed securities	104	24,972	3,052	58,937
All other corporate	1,661	90,713	7,765	90,642

Total fixed maturity investments	$4,704	$163,891	$39,369	$277,800

Perpetual preferred stock	$—	$—	$90	$2,910

	2008
	Twelve Months or Less		More Than Twelve Months
	Unrealized	Fair	Unrealized	Fair
	Loss	Value	Loss	Value

Direct obligations of the U.S. Government	$—	$—	$—	$—
U.S. Government agencies and authorities	—	—	—	—
States, municipalities and political subdivisions	278	5,849	—	—
Residential mortgage-backed securities	55,390	200,046	29,109	71,992
Commercial mortgage-backed securities	22,386	91,739	6,379	18,823
All other corporate	32,655	315,384	23,166	99,202

Total fixed maturity investments	$110,709	$613,018	$58,654	$190,017

Common stocks	$—	$—	$1,197	$1,904

Perpetual preferred stock	$533	$2,467	$—	$—

At December 31, 2009, the gross unrealized losses on fixed maturities relate to approximately 387 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 59% of the gross unrealized loss and 86% of the fair value. Mortgage backed securities and all other corporate bonds comprised approximately 97% of the fair value of the available for sale fixed maturity portfolio at December 31, 2009, and 99% of the gross unrealized losses. Gross unrealized losses on these two groups increased significantly during 2008 and early 2009 as widespread deterioration in economic conditions resulted in significantly wider spreads. As a result of improving financial markets, spreads have narrowed since March of 2009, significantly reducing the unrealized loss on these two groups. Approximately 90% of the gross unrealized losses on these two groups at December 31, 2009, included securities that were in an unrealized loss position for more than 12 months.
At December 31, 2008, the gross unrealized losses on fixed maturities related to approximately 457 securities. Investment grade securities represented approximately 92% of the total unrealized losses and 96% of the fair value.

14

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS (CONTINUED)
At December 31, 2009, gross unrealized losses on AILIC’s MBS represented 77% of the total gross unrealized loss on fixed maturity securities. Over 99% of AILIC’s commercial MBS are AAA-rated. Of the residential MBS that have been in an unrealized loss position (“impaired”) for 12 months or more (214 securities), approximately 53% of the unrealized losses and 76% of the fair value relate to investment grade rated securities. AILIC analyzes its MBS securities for impairment each quarter based upon expected future cash flows. Management estimates expected future cash flows based upon its knowledge of the MBS market, cash flow projections (which reflect loan to collateral values, subordination, vintage and geographic concentration) received from independent sources, implied cash flows inherent in security ratings and analysis of historical payment data. For 2009, AILIC recorded in earnings $9.9 million in other-than-temporary impairment charges related to its residential MBS. For the same period, AILIC recorded $29.7 million in other comprehensive income (loss) for the non-credit portion of these impairment charges.
Regarding the “all other corporate” securities that were impaired for 12 months or more at December 31, 2009 (47 securities), $4.5 million (58%) of the gross unrealized loss related to investments in debt securities of banks, credit and lending institutions. Investment grade rated securities represented 64% of the unrealized loss and 84% of the fair value. Approximately $1.7 million of the unrealized loss (3 securities with an aggregate fair value of $4.6 million) relates to securities that were more than 20% impaired.
The remaining $3.3 million in unrealized losses for “all other corporate” securities that have been in a loss position for more than one year relates to 29 securities spread across a variety of industries and issuers. Investment grade rated securities represent 71% of the unrealized loss and 69% of the fair value. None of these securities were more than 20% impaired at December 31, 2009.
AILIC recognized in earnings approximately $4.6 million in other-than-temporary impairment charges on “all other corporate” securities during 2009. Management concluded that the unrealized losses were due primarily to widened credit spreads and sector related issues and that no additional charges for other-than-temporary impairment were required based on many factors, including AILIC’s ability and intent to hold the investments for a period of time sufficient to allow for anticipated recovery of its amortized cost, the length of time and the extent to which fair value has been below cost, analysis of historical and projected company-specific financial data, the outlook for industry sectors, and credit ratings.
The following table is a progression of the credit portion of other-than-temporary impairments on fixed maturity securities for which the non-credit portion of an impairment has been recognized in other comprehensive income (loss) (in millions).

Balance at January 1, 2009	$1.2
Additional credit impairments on:
Previously impaired securities	3.1
Securities without prior impairments	5.1
Reductions – disposals	(0.1)

Balance at December 31, 2009	$9.3

15

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS (CONTINUED)
The table below sets forth the scheduled maturities of available for sale fixed maturities as of December 31, 2009 (in thousands). Securities with sinking funds and other securities that pay down over time are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers. MBS had an average life of approximately 4 years at December 31, 2009.

	Amortized	Fair	Fair
	Cost	Value	Value %

Maturity
One year or less	$16,519	$16,975	1%
After one year through five years	424,693	449,670	32
After five years through ten years	385,660	393,179	28
After ten years	56,841	56,037	4

Subtotal	$883,713	$915,861	65

Mortgage-backed securities	524,219	500,318	35

Total bonds by maturity	$1,407,932	$1,416,179	100%

Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.
Proceeds from sales of fixed maturity investments were $126.9 million in 2009, $146.1 million in 2008, and $78.1 million in 2007.
At December 31, 2009, U.S. Treasury Notes with a carrying value of $7.6 million were on deposit as required by the insurance departments of various states.
In addition to adjusting equity securities and fixed maturity securities classified as “available for sale” to fair value, GAAP requires that deferred policy acquisition costs related to annuities and certain other balance sheet amounts be adjusted to the extent that unrealized gains and losses from securities would result in adjustments to those balances had the unrealized gains or losses actually been realized. The following table (in thousands) shows the components of the net unrealized loss on securities that is included in Accumulated Other Comprehensive Earnings (Loss) in AILIC’s balance sheet.

	2009
	Pre-tax	Deferred Tax	Net
Unrealized gain on:
Fixed maturities — available for sale	$8,247	$(2,887)	$5,360
Equity securities	3,190	(1,117)	2,073
Deferred policy acquisition costs	(3,914)	1,370	(2,544)
Annuity benefits accumulated	(24)	9	(15)

	$7,499	$(2,625)	$4,874

	2008
	Pre-tax	Deferred Tax	Net
Unrealized loss on:
Fixed maturities — available for sale	$(161,130)	$56,396	$(104,734)
Equity securities	(1,730)	605	(1,125)
Deferred policy acquisition costs	73,688	(25,791)	47,897
Annuity benefits accumulated	637	(223)	414

	$(88,535)	$30,987	$(57,548)

16

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS (CONTINUED)
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments are summarized as follows (in thousands):

	Fixed	Equity
	Maturities	Securities	Other*	Tax Effects	Total

2009
Realized before impairments	$3,943	$—	$(1,408)	$(887)	$1,648
Realized – impairments	(15,082)	(71)	5,300	3,448	(6,405)
Change in unrealized	172,212	4,920	(79,251)	(34,258)	63,623

2008
Realized before impairments	(8,044)	(1,610)	3,070	2,304	(4,280)
Realized – impairments	(13,398)	(7,939)	5,113	5,678	(10,546)
Change in unrealized	(155,679)	2,404	71,739	28,538	(52,998)

2007
Realized before impairments	(669)	95	273	105	(196)
Realized – impairments	(1,810)	—	738	375	(697)
Change in unrealized	(2,404)	(4,266)	1,159	1,929	(3,582)

*	Primarily adjustments to deferred policy acquisition costs related to annuities.
Gross realized gains and losses (excluding impairment writedowns and mark-to-market of derivatives) on available for sale fixed maturity and equity security investment transactions included in the Statement of Cash Flows consisted of the following (in thousands):

	2009	2008	2007
Fixed maturities:
Gross gains	$6,586	$2,491	$1,119
Gross losses	(2,643)	(10,535)	(1,788)

Equity securities:
Gross gains	—	373	105
Gross losses	—	(1,983)	(10)
Net investment income by investment type consisted of the following (in thousands):

	2009	2008	2007
Fixed maturities	$84,269	$65,002	$50,395
Equity securities	292	301	73
Short-term investments	90	806	1,405
Cash on hand and on deposit	1	70	209
Policy loans	3,591	3,077	2,309
Other	178	321	366

Gross investment income	88,421	69,577	54,757
Investment expenses	(1,838)	(505)	(518)

Net investment income	$86,583	$69,072	$54,239

AILIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management charges related to this subsidiary of $1.1 million in 2009, $0.4 million in 2008, and $0.5 million in 2007.

17

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
E. DERIVATIVES
As discussed under “Derivatives” in Note B, AILIC uses derivatives in certain areas of its operations. AILIC’s derivatives do not qualify for hedge accounting under GAAP; changes in the fair value of derivatives are included in earnings.
AILIC’s indexed annuities, which represent 28% of annuity benefits accumulated at December 31, 2009, provide policyholders with a crediting rate tied, in part, to the performance of an existing stock market index. AILIC attempts to mitigate the risk in the index-based component of these products through the purchase of call options on the appropriate index. AILIC’s strategy is designed so that an increase in the liabilities, due to an increase in the market index, will be generally offset by unrealized and realized gains on the call options purchased by AILIC. Both the index-based component of the annuities and the related call options are considered derivatives.
The following derivatives are included in AILIC’s Balance Sheet at December 31, 2009 (in thousands):

		Fair Value
Derivative	Balance Sheet Line	Asset	Liability
Indexed annuities (embedded derivatives)	Annuity benefits accumulated	$—	$16,528
Purchased call options	Other assets	8,564	—

		$8,564	$16,528

F. UNAMORTIZED INSURANCE ACQUISITION COSTS
Unamortized insurance acquisition costs consisted of the following at December 31 (in thousands):

	2009	2008
Deferred policy acquisition costs (“DPAC”)	$183,640	$162,063
Policyholder sales inducements	26,355	16,276
Unrealized DPAC adjustment	(3,914)	73,688

Unamortized insurance costs, net	$206,081	$252,027

The unrealized DPAC adjustment reflects the change in DPAC assuming the unrealized losses on securities had actually been realized (see Note B to the Financial Statements).
During 2009, 2008 and 2007, the Company capitalized $7.1 million, $8.1 million and $5.6 million relating to sales inducements offered to annuity policyholders.

18

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
G. STOCKHOLDER’S EQUITY
Total statutory capital and surplus of the Company at December 31, 2009 and 2008, respectively, was $129.6 million and $82.4 million.
The maximum amount of dividends that can be paid to stockholder’s in 2009 by life insurance companies domiciled in the state of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. Dividends in 2010 will require prior approval based on statutory earned deficit.
Comprehensive income (loss) is defined as all changes in Stockholder’s Equity except those arising from transactions with stockholders. Comprehensive income (loss) includes net earnings (loss) and changes in net unrealized gains or losses on available for sale securities.
The change in net unrealized losses on marketable securities, a component of accumulated other comprehensive (loss) income, net, included the following for the year ended December 31 (in thousands):

	2009
	Pretax	Taxes	Net
Unrealized holding gains on securities arising during the period	$90,563	$(31,697)	$58,866
Realized losses on securities included in earnings	7,318	(2,561)	4,757

Change in net unrealized gains on marketable securities	$97,881	$(34,258)	$63,623

	2008
	Pretax	Taxes	Net
Unrealized holding losses on securities arising during the period	$(104,343)	$36,520	$(67,823)
Realized losses on securities included in earnings	22,808	(7,983)	14,825

Change in net unrealized losses on marketable securities	$(81,535)	$28,537	$(52,998)

	2007
	Pretax	Taxes	Net
Unrealized holding losses on securities arising during the period	$(6,883)	$2,409	$(4,474)
Realized losses on securities included in earnings	1,373	(481)	892

Change in net unrealized losses on marketable securities	$(5,510)	$1,928	$(3,582)

19

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
H. FEDERAL INCOME TAXES
The Company’s 2009 effective tax rate of 26% differs from the federal statutory rate of 35% due to permanent items consisting mainly of a pre-tax dividend received deduction of approximately $3.8 million relating to AILIC’s variable annuity separate accounts. The 2008 effective tax benefit rate of 42% differs from the federal statutory rate of 35% due to permanent items consisting mainly of a pre-tax dividend received deduction of approximately $3.7 million. The calculation is detailed as follows:

	2009		2008		2007
		Effective		Effective		Effective
	Amount	Rate	Amount	Rate	Amount	Rate

Provision computed at federal rate of 35%	$5,780	35%	$(7,929)	35%	$4,170	35%
Dividends received deduction	(1,330)	(8%)	(1,310)	6%	(1,120)	(9%)
Other	(105)	(1%)	(265)	1%	(448)	(4%)

Provision for income tax expense (benefit)	$4,345	26%	$(9,504)	42%	$2,602	22%

Deferred tax assets and liabilities reflect temporary differences between the carrying amounts of assets and liabilities recognized for financial reporting purposes. The significant components of deferred tax assets and liabilities, excluding the effects of unrealized gains and losses on securities, included in the Balance Sheets in “Deferred federal income tax asset” and “Deferred federal income tax liability,” were as follows (in thousands):

	December 31
	2009	2008

Deferred tax assets:
Policyholder liabilities	$34,597	$26,196
Investment securities	5,071	6,169
Unrealized losses	—	30,987
Other, net	2,998	3,145

	42,666	66,497
Deferred tax liabilities:
Unamortized insurance acquisition costs	(73,498)	(62,419)
Unrealized gains	(2,625)	—

Net deferred tax (liability) asset	$(33,457)	$4,078

All reserves for subsidiary uncertain tax positions at December 31, 2009 and 2008 are held at GAFRI.
As of December 31, 2009, AILIC’s 2006 through 2009 tax years remain subject to examination by the Internal Revenue Service.

20

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
I. ADDITIONAL INFORMATION
At December 31, 2009, the aggregate guaranteed minimum death benefit value (assuming every variable annuity policyholder died on those dates) exceeded the fair value of the underlying variable annuities by $85.0 million, compared to $191.3 million at December 31, 2008. This benefit is on all of AILIC’s variable annuity policies. AILIC had a $1.0 million GAAP reserve at December 31, 2009 compared to a $2.3 million GAAP reserve at December 31, 2008. Death benefits paid in excess of the variable annuity account balances were $0.9 million, $0.3 million and $0.3 million for 2009, 2008 and 2007, respectively. The weighted average age of these policyholders was 48 years old at December 31, 2009.
AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly-owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2009, 2008 and 2007, AILIC paid $2.1 million, $2.7 million and $4.0 million, respectively, in commissions to GAA.
Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2009, 2008 and 2007, AILIC paid $16.4 million, $17.4 million and $18.9 million, respectively, for services to affiliates.
AILIC expensed approximately $0.5 million in 2009, $0.6 million in 2008 and $0.5 million in 2007 for its retirement and employee savings plans.

21

Financial Statements
Annuity Investors Variable Account B
Year Ended December 31, 2009
With Report of Independent Registered
Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT B
Financial Statements
Year Ended December 31, 2009

Report of Independent Registered Public Accounting Firm
Contract Holders of Annuity Investors Variable Account B
     and
Board of Directors of Annuity Investors Life Insurance Company
We have audited the accompanying statements of assets and liabilities of Annuity Investors Variable Account B (“the Account”), comprised of the sub-accounts listed in Note 1 to the financial statements, as of December 31, 2009, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of securities owned as of December 31, 2009, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account B at December 31, 2009, and the results of their operations, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 28, 2010

1

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2009

			Fair
	Shares	Cost	Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund	827,096.513	$12,963,596	$9,337,920
Core Equity Fund	260,083.907	6,444,067	6,481,290
Dynamics Fund	25,643.287	417,931	364,903
Financial Services Fund	171,217.987	1,205,968	873,212
Global Health Care Fund	194,405.012	3,327,668	3,085,208
High Yield Fund	540,411.747	2,823,805	2,820,950
Small Cap Equity Fund	198,883.008	2,833,173	2,557,636
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	288,064.386	3,375,321	2,454,309
Mid Cap Value Fund	586,657.206	7,626,599	7,110,285
Ultra Fund	533,105.488	5,180,248	4,328,816
Vista Fund	574,090.649	9,427,477	7,572,256
Calamos Advisors Trust:
Growth and Income Portfolio	90,918.739	988,749	1,153,759
Davis Variable Account Fund, Inc.:
Value Portfolio	138,522.965	1,422,397	1,489,122
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	222,920.192	5,498,851	5,853,884
Stock Index Fund, Inc.	1,476,953.775	39,216,830	38,858,654
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	1,096,333.822	10,267,110	10,952,376
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	4,219.825	34,305	44,139
Dreyfus Variable Investment Funds — Initial Shares:
Appreciation Portfolio	282,634.776	9,707,703	8,874,733
Developing Leaders Portfolio	248,786.052	8,887,191	5,843,985
Growth and Income Portfolio	211,667.667	4,386,051	3,568,717
Money Market Portfolio	7,112,167.788	7,112,168	7,112,167
DWS Investments VIT Funds — Class A:
Small Cap Index VIP	405,130.212	5,299,523	4,010,789
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	183,191.946	1,580,663	1,679,871
Ibbotson Conservative ETF Asset Allocation Portfolio	66,260.057	649,072	698,380
Ibbotson Growth ETF Asset Allocation Portfolio	263,465.309	2,138,855	2,247,359
Ibbotson Income and Growth ETF Asset Allocation Portfolio	87,563.727	799,798	859,876
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Fund	70,566.255	851,165	949,116
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	1,653,710.310	39,211,972	44,451,733
Enterprise Portfolio	431,306.730	9,238,720	13,279,935
Forty Portfolio	424,272.173	11,258,500	14,255,544
Janus Portfolio	657,231.512	11,277,099	14,084,471
Overseas Portfolio	644,951.090	27,652,070	29,596,805
Worldwide Portfolio	413,336.540	9,468,686	10,821,153
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	141,695.881	2,114,478	1,459,468
Capital Appreciation Fund	69,139.438	2,717,765	2,554,011
Main Street Fund	107,618.614	2,259,334	1,956,505
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	406,779.965	5,136,437	5,060,342
Total Return Portfolio	593,586.794	6,265,626	6,422,610
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	302,951.311	3,314,381	2,987,099
Strategic Growth Fund	424,186.617	4,364,331	3,499,540
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	886,942.858	9,769,987	8,807,343
Mid-Cap Growth Portfolio	90,601.391	769,714	829,909
U.S. Mid Cap Value Portfolio	767,443.700	11,411,470	8,104,206
U.S. Real Estate Portfolio	753,972.957	12,653,606	7,652,825
Value Portfolio	860,781.872	10,025,565	7,273,606
Wilshire Variable Insurance Trust:
2015 ETF Fund	70,255.683	630,038	657,594
2025 ETF Fund	22,871.786	181,930	203,559
2035 ETF Fund	26,466.179	191,258	226,022
The accompanying notes are an integral part of these financial statements.

2

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2009

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2):
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund - 1.50% series contract	4,485.356	$10.307003	$46,231
Capital Development Fund - 1.40% series contract	881,089.599	10.360399	9,128,440
Capital Development Fund - 1.25% series contract	3,762.461	10.440970	39,284
Capital Development Fund - 1.10% series contract	8,898.877	10.521990	93,634
Capital Development Fund - 0.95% series contract	2,860.529	10.603442	30,331
Core Equity Fund - 1.40% series contract	638,170.693	10.042331	6,408,721
Core Equity Fund - 1.25% series contract	1,970.868	10.098800	19,903
Core Equity Fund - 1.10% series contract	5,064.866	10.155438	51,436
Core Equity Fund - 0.95% series contract	120.484	10.212277	1,230
Dynamics Fund - 1.50% series contract	208.331	8.109649	1,689
Dynamics Fund - 1.40% series contract	44,201.169	8.180679	361,596
Dynamics Fund - 0.95% series contract	190.206	8.507936	1,618
Financial Services Fund - 1.40% series contract	166,863.342	5.105057	851,847
Financial Services Fund - 1.25% series contract	3,456.053	5.172385	17,876
Financial Services Fund - 1.10% series contract	320.689	5.240456	1,681
Financial Services Fund - 0.95% series contract	340.535	5.309402	1,808
Global Health Care Fund - 1.50% series contract	697.681	10.859906	7,577
Global Health Care Fund - 1.40% series contract	274,749.744	10.955003	3,009,884
Global Health Care Fund - 1.25% series contract	4,242.649	11.099296	47,090
Global Health Care Fund - 1.10% series contract	904.173	11.245254	10,168
Global Health Care Fund - 0.95% series contract	920.626	11.393028	10,489
High Yield Fund - 1.40% series contract	205,734.182	13.096510	2,694,400
High Yield Fund - 1.25% series contract	8,990.320	13.210168	118,764
High Yield Fund - 1.10% series contract	212.978	13.324556	2,838
High Yield Fund - 0.95% series contract	368.140	13.439612	4,948
Small Cap Equity Fund - 1.50% series contract	369.292	10.505649	3,880
Small Cap Equity Fund - 1.40% series contract	233,790.333	10.560052	2,468,838
Small Cap Equity Fund - 1.25% series contract	5,438.438	10.642207	57,877
Small Cap Equity Fund - 1.10% series contract	2,147.285	10.724769	23,029
Small Cap Equity Fund - 0.95% series contract	371.211	10.807756	4,012
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund - 1.40% series contract	251,200.267	8.901355	2,236,023
Large Company Value Fund - 1.25% series contract	23,641.270	8.970571	212,076
Large Company Value Fund - 1.10% series contract	408.687	9.040175	3,695
Large Company Value Fund - 0.95% series contract	276.061	9.110166	2,515
Mid Cap Value Fund - 1.50% series contract	3,020.443	12.198523	36,845
Mid Cap Value Fund - 1.40% series contract	554,495.560	12.261657	6,799,034
Mid Cap Value Fund - 1.25% series contract	20,386.583	12.357009	251,917
Mid Cap Value Fund - 1.10% series contract	1,805.921	12.452868	22,489
Ultra Fund - 1.50% series contract	1,744.637	9.062227	15,810
Ultra Fund - 1.40% series contract	465,662.403	9.109140	4,241,784
Ultra Fund - 1.10% series contract	7,296.322	9.251218	67,500
Ultra Fund - 0.95% series contract	399.260	9.322807	3,722
Vista Fund - 1.50% series contract	1,009.998	9.994331	10,094
Vista Fund - 1.40% series contract	743,185.410	10.046098	7,466,113
Vista Fund - 1.25% series contract	3,860.152	10.124228	39,081
Vista Fund - 1.10% series contract	5,350.674	10.202788	54,592
Vista Fund - 0.95% series contract	231.050	10.281743	2,376
Calamos Advisors Trust:
Growth and Income Portfolio - 1.40% series contract	118,358.600	9.633554	1,140,214
Growth and Income Portfolio - 1.25% series contract	1,059.515	9.672878	10,249
Growth and Income Portfolio - 1.10% series contract	339.368	9.712245	3,296
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.50% series contract	1,084.521	7.539424	8,177
Value Portfolio - 1.40% series contract	190,658.865	7.559947	1,441,371
Value Portfolio - 1.25% series contract	647.066	7.590817	4,912
Value Portfolio - 1.10% series contract	2,583.968	7.621755	19,694
Value Portfolio - 0.95% series contract	1,955.888	7.652717	14,968
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc. - 1.50% series contract	274.536	10.159571	2,789
Socially Responsible Growth Fund, Inc. - 1.40% series contract	560,684.875	10.287151	5,767,850
Socially Responsible Growth Fund, Inc. - 1.10% series contract	7,795.056	10.679251	83,245
Stock Index Fund, Inc. - 1.50% series contract	5,863.879	12.009771	70,424
Stock Index Fund, Inc. - 1.40% series contract	3,157,298.781	12.160550	38,394,490
Stock Index Fund, Inc. - 1.25% series contract	15,304.077	9.855344	150,827
Stock Index Fund, Inc. - 1.10% series contract	14,673.632	12.623970	185,239
Stock Index Fund, Inc. - 0.95% series contract	4,483.990	12.862112	57,674
The accompanying notes are an integral part of these financial statements.

3

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2009

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio - 1.50% series contract	697.165	$10.838990	$7,557
Technology Growth Portfolio - 1.40% series contract	997,390.377	10.895130	10,866,698
Technology Growth Portfolio - 1.25% series contract	1,371.580	10.979829	15,060
Technology Growth Portfolio - 1.10% series contract	4,874.101	11.065036	53,932
Technology Growth Portfolio - 0.95% series contract	818.657	11.150653	9,129
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio - 1.40% series contract	6,059.237	7.284643	44,139
Dreyfus Variable Investment Funds — Initial Shares:
Appreciation Portfolio - 1.50% series contract	253.182	13.149066	3,329
Appreciation Portfolio - 1.40% series contract	646,153.835	13.314101	8,602,957
Appreciation Portfolio - 1.25% series contract	21,321.750	10.898715	232,380
Appreciation Portfolio - 1.10% series contract	2,554.564	13.821459	35,308
Appreciation Portfolio - 0.95% series contract	53.885	14.082019	759
Developing Leaders Portfolio - 1.50% series contract	1,471.548	9.966140	14,666
Developing Leaders Portfolio - 1.40% series contract	566,076.124	10.091016	5,712,283
Developing Leaders Portfolio - 1.25% series contract	7,871.539	9.633463	75,830
Developing Leaders Portfolio - 1.10% series contract	3,327.238	10.475736	34,855
Developing Leaders Portfolio - 0.95% series contract	594.992	10.673474	6,351
Growth and Income Portfolio - 1.50% series contract	465.633	10.082315	4,695
Growth and Income Portfolio - 1.40% series contract	333,618.716	10.209163	3,405,968
Growth and Income Portfolio - 1.25% series contract	12,075.969	9.443452	114,039
Growth and Income Portfolio - 1.10% series contract	4,148.936	10.598240	43,971
Growth and Income Portfolio - 0.95% series contract	4.044	10.798137	44
Money Market Portfolio - 1.50% series contract	2,690.666	1.204726	3,242
Money Market Portfolio - 1.40% series contract	5,766,256.197	1.214495	7,003,089
Money Market Portfolio - 1.25% series contract	28,796.477	1.197516	34,484
Money Market Portfolio - 1.10% series contract	45,108.568	1.252565	56,501
Money Market Portfolio - 0.95% series contract	11,666.616	1.272974	14,851
DWS Investments VIT Funds — Class A:
Small Cap Index VIP - 1.50% series contract	212.771	13.434334	2,858
Small Cap Index VIP - 1.40% series contract	294,557.144	13.579609	3,999,971
Small Cap Index VIP - 1.25% series contract	64.931	13.799314	896
Small Cap Index VIP - 1.10% series contract	171.426	14.022277	2,404
Small Cap Index VIP - 0.95% series contract	327.071	14.248812	4,660
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	186,322.194	8.907869	1,659,734
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.10% series contract	1,219.928	8.980628	10,956
Ibbotson Balanced ETF Asset Allocation Portfolio - 0.95% series contract	1,018.156	9.017101	9,181
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.50% series contract	2,679.260	10.191274	27,305
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	63,998.511	10.218964	653,998
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.10% series contract	1,504.883	10.302376	15,504
Ibbotson Conservative ETF Asset Allocation Portfolio - 0.95% series contract	152.048	10.344203	1,573
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	258,899.931	8.282285	2,144,283
Ibbotson Growth ETF Asset Allocation Portfolio - 1.10% series contract	1,308.443	8.349955	10,925
Ibbotson Growth ETF Asset Allocation Portfolio - 0.95% series contract	10,991.398	8.383881	92,151
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.40% series contract	73,753.690	9.525025	702,506
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.25% series contract	171.990	9.563875	1,645
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.10% series contract	1,319.783	9.602792	12,674
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 0.95% series contract	14,836.552	9.641793	143,051
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Fund - 1.40% series contract	104,462.210	8.486115	886,478
Templeton Foreign Securities Fund - 1.25% series contract	2,078.695	8.520749	17,712
Templeton Foreign Securities Fund - 1.10% series contract	4,496.982	8.555439	38,474
Templeton Foreign Securities Fund - 0.95% series contract	751.094	8.590188	6,452
The accompanying notes are an integral part of these financial statements.

4

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2009

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Janus Aspen Series — Institutional Shares:
Balanced Portfolio - 1.65% series contract	410.896	$22.334883	$9,177
Balanced Portfolio - 1.50% series contract	2,094.887	22.756010	47,671
Balanced Portfolio - 1.40% series contract	1,889,388.689	23.041572	43,534,486
Balanced Portfolio - 1.25% series contract	35,590.043	18.321739	652,071
Balanced Portfolio - 1.10% series contract	8,415.042	23.919450	201,283
Balanced Portfolio - 0.95% series contract	289.077	24.370407	7,045
Enterprise Portfolio - 1.50% series contract	174.422	16.687444	2,911
Enterprise Portfolio - 1.40% series contract	773,505.725	16.896627	13,069,638
Enterprise Portfolio - 1.25% series contract	767.793	13.450339	10,327
Enterprise Portfolio - 1.10% series contract	10,917.383	17.540879	191,500
Enterprise Portfolio - 0.95% series contract	311.037	17.871563	5,559
Forty Portfolio - 1.50% series contract	2,675.692	12.106160	32,392
Forty Portfolio - 1.40% series contract	1,142,119.314	12.237077	13,976,202
Forty Portfolio - 1.25% series contract	11,903.088	12.435039	148,015
Forty Portfolio - 1.10% series contract	7,534.795	12.635964	95,209
Forty Portfolio - 0.95% series contract	290.186	12.840126	3,726
Janus Portfolio - 1.50% series contract	273.807	11.938595	3,269
Janus Portfolio - 1.40% series contract	1,152,693.064	12.088320	13,934,123
Janus Portfolio - 1.25% series contract	7,061.448	9.813502	69,298
Janus Portfolio - 1.10% series contract	6,194.177	12.549112	77,731
Janus Portfolio - 0.95% series contract	3.892	12.785966	50
Overseas Portfolio - 1.50% series contract	670.980	28.720720	19,271
Overseas Portfolio - 1.40% series contract	983,173.085	29.081634	28,592,280
Overseas Portfolio - 1.25% series contract	23,952.663	23.771138	569,382
Overseas Portfolio - 1.10% series contract	10,697.900	30.189779	322,967
Overseas Portfolio - 0.95% series contract	3,020.438	30.758924	92,905
Worldwide Portfolio - 1.50% series contract	1,124.888	11.637188	13,091
Worldwide Portfolio - 1.40% series contract	902,705.882	11.783409	10,636,953
Worldwide Portfolio - 1.25% series contract	9,612.550	9.191218	88,351
Worldwide Portfolio - 1.10% series contract	6,492.712	12.232581	79,423
Worldwide Portfolio - 0.95% series contract	267.565	12.463098	3,335
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund - 1.50% series contract	3,921.266	7.872935	30,872
Balanced Fund - 1.40% series contract	172,651.262	7.913698	1,366,310
Balanced Fund - 1.25% series contract	5,991.944	7.975265	47,787
Balanced Fund - 1.10% series contract	200.415	8.037124	1,611
Balanced Fund - 0.95% series contract	1,591.194	8.099333	12,888
Capital Appreciation Fund - 1.50% series contract	837.076	9.752866	8,164
Capital Appreciation Fund - 1.40% series contract	256,120.266	9.803405	2,510,851
Capital Appreciation Fund - 1.25% series contract	944.770	9.879633	9,334
Capital Appreciation Fund - 1.10% series contract	451.380	9.956301	4,494
Capital Appreciation Fund - 0.95% series contract	2,109.767	10.033347	21,168
Main Street Fund - 1.40% series contract	190,755.847	9.691422	1,848,695
Main Street Fund - 1.25% series contract	2,231.775	9.766786	21,797
Main Street Fund - 1.10% series contract	5,501.973	9.842547	54,153
Main Street Fund - 0.95% series contract	3,212.104	9.918750	31,860
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio - 1.50% series contract	970.058	11.791322	11,438
Real Return Portfolio - 1.40% series contract	424,389.110	11.852373	5,030,018
Real Return Portfolio - 1.10% series contract	1,462.297	12.037094	17,602
Real Return Portfolio - 0.95% series contract	105.835	12.130221	1,284
Total Return Portfolio - 1.50% series contract	7,279.428	12.916087	94,022
Total Return Portfolio - 1.40% series contract	470,047.023	12.982892	6,102,570
Total Return Portfolio - 1.25% series contract	4,284.346	13.083816	56,056
Total Return Portfolio - 1.10% series contract	7,727.755	13.185247	101,892
Total Return Portfolio - 0.95% series contract	5,122.936	13.287246	68,070
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund - 1.50% series contract	3,013.278	10.966451	33,045
Conservative Growth Fund - 1.40% series contract	267,285.063	11.051517	2,953,905
Conservative Growth Fund - 1.10% series contract	13.208	11.310713	149
Strategic Growth Fund - 1.50% series contract	144.314	9.986399	1,441
Strategic Growth Fund - 1.40% series contract	347,592.943	10.063779	3,498,099
The accompanying notes are an integral part of these financial statements.

5

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2009

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio - 1.50% series contract	3,635.572	$14.740103	$53,589
Core Plus Fixed Income Portfolio - 1.40% series contract	558,865.908	14.924840	8,340,984
Core Plus Fixed Income Portfolio - 1.25% series contract	22,405.676	14.140559	316,829
Core Plus Fixed Income Portfolio - 1.10% series contract	4,606.681	15.493462	71,373
Core Plus Fixed Income Portfolio - 0.95% series contract	1,556.323	15.785713	24,568
Mid-Cap Growth Portfolio - 1.40% series contract	89,948.195	9.178449	825,585
Mid-Cap Growth Portfolio - 1.10% series contract	438.289	9.253450	4,056
Mid-Cap Growth Portfolio - 0.95% series contract	28.841	9.291050	268
U.S. Mid Cap Value Portfolio - 1.65% series contract	417.078	18.965060	7,910
U.S. Mid Cap Value Portfolio - 1.50% series contract	499.784	19.322740	9,657
U.S. Mid Cap Value Portfolio - 1.40% series contract	405,313.835	19.564836	7,929,899
U.S. Mid Cap Value Portfolio - 1.25% series contract	5,340.357	16.268350	86,879
U.S. Mid Cap Value Portfolio - 1.10% series contract	2,290.539	20.310531	46,522
U.S. Mid Cap Value Portfolio - 0.95% series contract	1,127.798	20.693868	23,339
U.S. Real Estate Portfolio - 1.50% series contract	41.219	22.971146	947
U.S. Real Estate Portfolio - 1.40% series contract	317,774.229	23.259087	7,391,138
U.S. Real Estate Portfolio - 1.25% series contract	7,432.246	22.389345	166,403
U.S. Real Estate Portfolio - 1.10% series contract	3,177.397	24.145689	76,720
U.S. Real Estate Portfolio - 0.95% series contract	716.093	24.601334	17,617
Value Portfolio - 1.50% series contract	448.299	12.807160	5,741
Value Portfolio - 1.40% series contract	549,162.263	12.968058	7,121,568
Value Portfolio - 1.25% series contract	3,947.059	12.468537	49,214
Value Portfolio - 1.10% series contract	5,555.538	13.462273	74,790
Value Portfolio - 0.95% series contract	1,625.303	13.716224	22,293
Wilshire Variable Insurance Trust:
2015 ETF Fund - 1.40% series contract	71,047.736	8.853895	629,049
2015 ETF Fund - 1.10% series contract	789.876	8.926219	7,051
2015 ETF Fund - 0.95% series contract	2,398.181	8.962486	21,494
2025 ETF Fund - 1.40% series contract	23,545.507	8.378892	197,285
2025 ETF Fund - 1.25% series contract	392.236	8.413094	3,300
2025 ETF Fund - 1.10% series contract	352.060	8.447325	2,974
2035 ETF Fund - 1.40% series contract	27,324.342	7.790364	212,867
2035 ETF Fund - 1.10% series contract	1,674.880	7.854013	13,155
The accompanying notes are an integral part of these financial statements.

6

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2009

						Net Change
				Net Realized		in Unrealized		Net
				Gain (Loss)		Appreciation	Net	Increase
	Dividends from	Mortality and	Net	on Sale of	Realized	(Depreciation)	Gain (Loss)	(Decrease)
	Investments in	Expense Risk	Investment	Investments in	Gain	of Investments in	on Investments in	in Net Assets
	Portfolio Shares	Fee (Note 4)	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Portfolio Shares	from Operations
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund	$0	$112,132	$(112,132)	$(1,175,412)	$0	$4,025,367	$2,849,955	$2,737,823
Core Equity Fund	105,929	82,461	23,468	(237,477)	0	1,588,497	1,351,020	1,374,488
Dynamics Fund	0	4,665	(4,665)	(51,335)	0	170,288	118,953	114,288
Financial Services Fund	24,607	10,730	13,877	(722,744)	0	917,365	194,621	208,498
Global Health Care Fund	9,670	39,807	(30,137)	(227,065)	0	906,826	679,761	649,624
High Yield Fund	213,524	33,481	180,043	(213,426)	0	992,472	779,046	959,089
Small Cap Equity Fund	3,944	30,956	(27,012)	(208,113)	0	674,468	466,355	439,343
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	120,404	30,834	89,570	(384,899)	0	670,179	285,280	374,850
Mid Cap Value Fund	254,040	89,286	164,754	(428,159)	0	1,896,137	1,467,978	1,632,732
Ultra Fund	11,023	53,172	(42,149)	(309,658)	0	1,447,837	1,138,179	1,096,030
Vista Fund	0	98,165	(98,165)	(478,398)	0	1,891,093	1,412,695	1,314,530
Calamos Advisors Trust:
Growth and Income Portfolio	26,260	13,301	12,959	(128,367)	0	427,035	298,668	311,627
Davis Variable Account Fund, Inc.:
Value Portfolio	11,626	16,412	(4,786)	(210,461)	0	555,616	345,155	340,369
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	48,115	70,878	(22,763)	(178,197)	0	1,636,167	1,457,970	1,435,207
Stock Index Fund, Inc.	710,385	475,683	234,702	(235,267)	2,122,923	5,530,660	7,418,316	7,653,018
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	39,994	125,991	(85,997)	(202,062)	0	4,288,420	4,086,358	4,000,361
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	336	549	(213)	(8,330)	0	20,687	12,357	12,144
Dreyfus Variable Investment Funds — Initial Shares:
Appreciation Portfolio	212,045	111,755	100,290	(189,436)	618,738	1,003,360	1,432,662	1,532,952
Developing Leaders Portfolio	81,154	70,544	10,610	(444,510)	0	1,583,531	1,139,021	1,149,631
Growth and Income Portfolio	42,912	45,381	(2,469)	(275,763)	0	1,047,986	772,223	769,754
Money Market Portfolio	11,063	93,374	(82,311)	0	0	0	0	(82,311)
DWS Investments VIT Funds — Class A:
Small Cap Index VIP	57,484	47,492	9,992	(364,690)	215,591	914,933	765,834	775,826
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	11,293	18,054	(6,761)	(13,001)	1,115	260,421	248,535	241,774
Ibbotson Conservative ETF Asset Allocation Portfolio	4,195	8,160	(3,965)	(15,821)	433	61,148	45,760	41,795
Ibbotson Growth ETF Asset Allocation Portfolio	14,348	23,955	(9,607)	(96,283)	681	483,161	387,559	377,952
Ibbotson Income and Growth ETF Asset Allocation Portfolio	5,616	8,290	(2,674)	(3,133)	498	87,582	84,947	82,273
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Fund	18,920	10,250	8,670	(191,981)	23,341	387,456	218,816	227,486
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	1,244,997	583,506	661,491	210,083	1,584,961	6,565,475	8,360,519	9,022,010
Enterprise Portfolio	0	157,155	(157,155)	458,036	0	3,767,407	4,225,443	4,068,288
Forty Portfolio	4,665	170,733	(166,068)	334,275	0	4,275,725	4,610,000	4,443,932
Janus Portfolio	66,120	173,879	(107,759)	(39,296)	0	3,859,928	3,820,632	3,712,873
Overseas Portfolio	136,579	337,260	(200,681)	943,713	678,121	11,848,649	13,470,483	13,269,802
Worldwide Portfolio	134,652	133,822	830	77,737	0	2,868,985	2,946,722	2,947,552
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	0	18,951	(18,951)	(215,704)	0	479,917	264,213	245,262
Capital Appreciation Fund	6,129	27,404	(21,275)	(112,696)	0	830,965	718,269	696,994
Main Street Fund	29,035	22,484	6,551	(113,571)	0	507,480	393,909	400,460
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	136,345	55,319	81,026	(5,841)	191,290	423,277	608,726	689,752
Total Return Portfolio	284,948	78,643	206,305	40,228	199,583	194,611	434,422	640,727
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	48,170	42,595	5,575	(122,152)	0	708,725	586,573	592,148
Strategic Growth Fund	21,099	44,069	(22,970)	(348,306)	0	1,123,909	775,603	752,633
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	748,862	122,818	626,044	(266,216)	0	318,151	51,935	677,979
Mid-Cap Growth Portfolio	0	6,936	(6,936)	(108,612)	0	321,094	212,482	205,546
U.S. Mid Cap Value Portfolio	83,792	94,477	(10,685)	(1,236,240)	0	3,403,853	2,167,613	2,156,928
U.S. Real Estate Portfolio	203,459	86,922	116,537	(1,887,649)	0	3,375,235	1,487,586	1,604,123
Value Portfolio	209,720	87,830	121,890	(1,198,503)	0	2,714,958	1,516,455	1,638,345
Wilshire Variable Insurance Trust:
2015 ETF Fund	19,320	7,207	12,113	(16,676)	769	101,775	85,868	97,981
2025 ETF Fund	3,825	2,855	970	(43,714)	271	81,906	38,463	39,433
2035 ETF Fund	2,217	3,561	(1,344)	(33,018)	190	87,871	55,043	53,699
The accompanying notes are an integral part of these financial statements.

7

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2009

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund	$(112,132)	$(1,175,412)	$0	$4,025,367	$2,737,823	$784,018	$952,534	$(487,103)	$(655,619)	$2,082,204	$7,255,716	$9,337,920
Core Equity Fund	23,468	(237,477)	0	1,588,497	1,374,488	306,486	737,495	(375,364)	(806,373)	568,115	5,913,175	6,481,290
Dynamics Fund	(4,665)	(51,335)	0	170,288	114,288	26,698	61,249	(42,211)	(76,762)	37,526	327,377	364,903
Financial Services Fund	13,877	(722,744)	0	917,365	208,498	132,880	150,394	(36,368)	(53,882)	154,616	718,596	873,212
Global Health Care Fund	(30,137)	(227,065)	0	906,826	649,624	261,492	462,206	(253,170)	(453,884)	195,740	2,889,468	3,085,208
High Yield Fund	180,043	(213,426)	0	992,472	959,089	113,771	269,483	65,178	(90,534)	868,555	1,952,395	2,820,950
Small Cap Equity Fund	(27,012)	(208,113)	0	674,468	439,343	291,222	218,652	(27,322)	45,248	484,591	2,073,045	2,557,636
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	89,570	(384,899)	0	670,179	374,850	199,897	261,823	(244,115)	(306,041)	68,809	2,385,500	2,454,309
Mid Cap Value Fund	164,754	(428,159)	0	1,896,137	1,632,732	417,458	830,485	(574,192)	(987,219)	645,513	6,464,772	7,110,285
Ultra Fund	(42,149)	(309,658)	0	1,447,837	1,096,030	241,255	413,097	(241,376)	(413,218)	682,812	3,646,004	4,328,816
Vista Fund	(98,165)	(478,398)	0	1,891,093	1,314,530	507,720	854,329	(502,867)	(849,476)	465,054	7,107,202	7,572,256
Calamos Advisors Trust:
Growth and Income Portfolio	12,959	(128,367)	0	427,035	311,627	123,615	90,032	13,171	46,754	358,381	795,378	1,153,759
Davis Variable Account Fund, Inc.:
Value Portfolio	(4,786)	(210,461)	0	555,616	340,369	194,792	87,339	108,002	215,455	555,824	933,298	1,489,122
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	(22,763)	(178,197)	0	1,636,167	1,435,207	332,182	459,901	(64,710)	(192,429)	1,242,778	4,611,106	5,853,884
Stock Index Fund, Inc.	234,702	(235,267)	2,122,923	5,530,660	7,653,018	2,845,529	3,460,060	(1,444,689)	(2,059,220)	5,593,798	33,264,856	38,858,654
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	(85,997)	(202,062)	0	4,288,420	4,000,361	563,924	826,041	(226,514)	(488,631)	3,511,730	7,440,646	10,952,376
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	(213)	(8,330)	0	20,687	12,144	11,026	491	(11,595)	(1,060)	11,084	33,055	44,139
Dreyfus Variable Investment Funds — Initial Shares:
Appreciation Portfolio	100,290	(189,436)	618,738	1,003,360	1,532,952	656,797	945,314	(472,759)	(761,276)	771,676	8,103,057	8,874,733
Developing Leaders Portfolio	10,610	(444,510)	0	1,583,531	1,149,631	419,016	575,094	(128,203)	(284,281)	865,350	4,978,635	5,843,985
Growth and Income Portfolio	(2,469)	(275,763)	0	1,047,986	769,754	218,930	550,204	(243,395)	(574,669)	195,085	3,373,632	3,568,717
Money Market Portfolio	(82,311)	0	0	0	(82,311)	425,635	3,233,688	1,401,441	(1,406,612)	(1,488,923)	8,601,090	7,112,167
DWS Investments VIT Funds — Class A:
Small Cap Index VIP	9,992	(364,690)	215,591	914,933	775,826	328,543	357,018	(11,776)	(40,251)	735,575	3,275,214	4,010,789
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	(6,761)	(13,001)	1,115	260,421	241,774	161,177	13,976	468,899	616,100	857,874	821,997	1,679,871
Ibbotson Conservative ETF Asset Allocation Portfolio	(3,965)	(15,821)	433	61,148	41,795	160,343	22,711	(43,820)	93,812	135,607	562,773	698,380
Ibbotson Growth ETF Asset Allocation Portfolio	(9,607)	(96,283)	681	483,161	377,952	291,622	37,592	480,043	734,073	1,112,025	1,135,334	2,247,359
Ibbotson Income and Growth ETF Asset Allocation Portfolio	(2,674)	(3,133)	498	87,582	82,273	212,245	16,411	267,455	463,289	545,562	314,314	859,876
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Fund	8,670	(191,981)	23,341	387,456	227,486	156,090	68,552	145,549	233,087	460,573	488,543	949,116
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	661,491	210,083	1,584,961	6,565,475	9,022,010	2,065,345	5,350,483	(1,345,035)	(4,630,173)	4,391,837	40,059,896	44,451,733
Enterprise Portfolio	(157,155)	458,036	0	3,767,407	4,068,288	635,020	1,056,918	(540,355)	(962,253)	3,106,035	10,173,900	13,279,935
Forty Portfolio	(166,068)	334,275	0	4,275,725	4,443,932	848,036	1,190,712	(210,949)	(553,625)	3,890,307	10,365,237	14,255,544
Janus Portfolio	(107,759)	(39,296)	0	3,859,928	3,712,873	771,991	1,405,415	(739,425)	(1,372,849)	2,340,024	11,744,447	14,084,471
Overseas Portfolio	(200,681)	943,713	678,121	11,848,649	13,269,802	2,052,131	2,293,909	(1,818,625)	(2,060,403)	11,209,399	18,387,406	29,596,805
Worldwide Portfolio	830	77,737	0	2,868,985	2,947,552	544,538	1,039,842	(549,120)	(1,044,424)	1,903,128	8,918,025	10,821,153
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	(18,951)	(215,704)	0	479,917	245,262	132,172	135,677	(136,164)	(139,669)	105,593	1,353,875	1,459,468
Capital Appreciation Fund	(21,275)	(112,696)	0	830,965	696,994	208,534	191,211	165,049	182,372	879,366	1,674,645	2,554,011
Main Street Fund	6,551	(113,571)	0	507,480	400,460	322,887	145,711	(24,567)	152,609	553,069	1,403,436	1,956,505
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	81,026	(5,841)	191,290	423,277	689,752	297,200	339,198	494,227	452,229	1,141,981	3,918,361	5,060,342
Total Return Portfolio	206,305	40,228	199,583	194,611	640,727	720,468	557,373	554,617	717,712	1,358,439	5,064,171	6,422,610
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	5,575	(122,152)	0	708,725	592,148	52,420	596,276	(115,108)	(658,964)	(66,816)	3,053,915	2,987,099
Strategic Growth Fund	(22,970)	(348,306)	0	1,123,909	752,633	55,132	421,198	(139,659)	(505,725)	246,908	3,252,632	3,499,540
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	626,044	(266,216)	0	318,151	677,979	644,584	1,394,149	(367,516)	(1,117,081)	(439,102)	9,246,445	8,807,343
Mid-Cap Growth Portfolio	(6,936)	(108,612)	0	321,094	205,546	71,621	61,273	328,196	338,544	544,090	285,819	829,909
U.S. Mid Cap Value Portfolio	(10,685)	(1,236,240)	0	3,403,853	2,156,928	629,698	708,742	(336,789)	(415,833)	1,741,095	6,363,111	8,104,206
U.S. Real Estate Portfolio	116,537	(1,887,649)	0	3,375,235	1,604,123	698,084	759,835	(615,231)	(676,982)	927,141	6,725,684	7,652,825
Value Portfolio	121,890	(1,198,503)	0	2,714,958	1,638,345	593,517	669,029	(454,930)	(530,442)	1,107,903	6,165,703	7,273,606
Wilshire Variable Insurance Trust:
2015 ETF Fund	12,113	(16,676)	769	101,775	97,981	49,495	58,280	171,379	162,594	260,575	397,019	657,594
2025 ETF Fund	970	(43,714)	271	81,906	39,433	144,169	158,690	(21,462)	(35,983)	3,450	200,109	203,559
2035 ETF Fund	(1,344)	(33,018)	190	87,871	53,699	99,338	155,271	(11,047)	(66,980)	(13,281)	239,303	226,022
The accompanying notes are an integral part of these financial statements.

8

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2008

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund	$(162,502)	$(503,884)	$1,446,326	$(7,783,380)	$(7,003,440)	$1,190,963	$1,439,573	$(1,264,069)	$(1,512,679)	$(8,516,119)	$15,771,835	$7,255,716
Core Equity Fund	61,094	17,532	0	(2,772,269)	(2,693,643)	520,430	1,069,414	(224,367)	(773,351)	(3,466,994)	9,380,169	5,913,175
Dynamics Fund	(9,535)	38,993	0	(437,866)	(408,408)	55,017	110,764	(253,034)	(308,781)	(717,189)	1,044,566	327,377
Financial Services Fund	16,045	(180,505)	96,017	(929,471)	(997,914)	204,965	192,789	5,380	17,556	(980,358)	1,698,954	718,596
Global Health Care Fund	(51,205)	104,630	758,039	(2,054,670)	(1,243,206)	455,912	508,311	(178,254)	(230,653)	(1,473,859)	4,363,327	2,889,468
High Yield Fund	200,513	(187,463)	0	(732,838)	(719,788)	155,774	616,568	70,397	(390,397)	(1,110,185)	3,062,580	1,952,395
Small Cap Equity Fund	(35,666)	(64,841)	8,804	(895,190)	(986,893)	422,992	408,479	262,914	277,427	(709,466)	2,782,511	2,073,045
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	35,461	(250,666)	114,158	(1,551,497)	(1,652,544)	296,452	666,569	(541,346)	(911,463)	(2,564,007)	4,949,507	2,385,500
Mid Cap Value Fund	(110,001)	(422,626)	0	(1,838,397)	(2,371,024)	665,321	1,196,270	(1,607,353)	(2,138,302)	(4,509,326)	10,974,098	6,464,772
Ultra Fund	(74,735)	(142,091)	867,644	(3,459,598)	(2,808,780)	383,839	696,610	(220,263)	(533,034)	(3,341,814)	6,987,818	3,646,004
Vista Fund	(166,828)	8,156	613,991	(7,895,833)	(7,440,514)	790,017	2,007,385	313,674	(903,694)	(8,344,208)	15,451,410	7,107,202
Calamos Advisors Trust:
Growth and Income Portfolio	(2,604)	(65,104)	23,039	(214,441)	(259,110)	154,467	86,486	432,074	500,055	240,945	554,433	795,378
Davis Variable Account Fund, Inc.:
Value Portfolio	2,357	(35,586)	23,267	(472,541)	(482,503)	194,427	81,880	940,359	1,052,906	570,403	362,895	933,298
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	(40,736)	(240,112)	0	(2,324,213)	(2,605,061)	510,536	666,986	(356,765)	(513,215)	(3,118,276)	7,729,382	4,611,106
Stock Index Fund, Inc.	322,719	414,217	0	(22,265,275)	(21,528,339)	4,397,138	6,347,004	(3,702,762)	(5,652,628)	(27,180,967)	60,445,823	33,264,856
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	(150,627)	(58,598)	0	(5,346,518)	(5,555,743)	774,236	1,374,319	(477,451)	(1,077,534)	(6,633,277)	14,073,923	7,440,646
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	(93)	(15,061)	8,494	(9,740)	(16,400)	10,764	1,005	21,316	31,075	14,675	18,380	33,055
Dreyfus Variable Investment Funds — Initial Shares:
Appreciation Portfolio	73,117	358,561	875,729	(5,343,636)	(4,036,229)	1,009,362	1,880,482	(1,091,983)	(1,963,103)	(5,999,332)	14,102,389	8,103,057
Developing Leaders Portfolio	(35,266)	(349,645)	400,808	(3,289,828)	(3,273,931)	664,813	1,051,210	(627,085)	(1,013,482)	(4,287,413)	9,266,048	4,978,635
Growth and Income Portfolio	(38,931)	207,960	669,254	(3,399,649)	(2,561,366)	344,605	818,732	(513,142)	(987,269)	(3,548,635)	6,922,267	3,373,632
Money Market Portfolio	83,944	0	0	0	83,944	495,822	4,045,330	2,172,975	(1,376,533)	(1,292,589)	9,893,679	8,601,090
DWS Investments VIT Funds — Class A:
Small Cap Index VIP	12,405	(129,219)	518,202	(2,384,470)	(1,983,082)	479,854	745,667	(1,558,425)	(1,824,238)	(3,807,320)	7,082,534	3,275,214
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	(8,541)	(32,839)	175	(160,503)	(201,708)	266,896	64,630	328,590	530,856	329,148	492,849	821,997
Ibbotson Conservative ETF Asset Allocation Portfolio	(6,022)	(12,748)	64	(12,290)	(30,996)	136,248	22,750	343,581	457,079	426,083	136,690	562,773
Ibbotson Growth ETF Asset Allocation Portfolio	(11,524)	(27,314)	156	(373,407)	(412,089)	987,749	58,645	51,625	980,729	568,640	566,694	1,135,334
Ibbotson Income and Growth ETF Asset Allocation Portfolio	(2,910)	(12,570)	11	(28,351)	(43,820)	93,494	5,471	158,690	246,713	202,893	111,421	314,314
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Fund	7,628	(67,173)	66,357	(306,636)	(299,824)	162,535	30,429	190,681	322,787	22,963	465,580	488,543
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	615,791	708,266	3,420,089	(13,612,420)	(8,868,274)	3,035,081	7,978,059	(1,102,922)	(6,045,900)	(14,914,174)	54,974,070	40,059,896
Forty Portfolio	(205,468)	686,312	0	(9,134,191)	(8,653,347)	1,326,106	2,147,111	1,173,614	352,609	(8,300,738)	18,665,975	10,365,237
International Growth Portfolio	449,562	2,571,894	4,645,844	(29,093,583)	(21,426,283)	3,328,308	4,663,049	(1,598,265)	(2,933,006)	(24,359,289)	42,746,695	18,387,406
Large Cap Growth Portfolio	(117,372)	290,253	0	(8,620,432)	(8,447,551)	1,155,243	2,290,155	(889,431)	(2,024,343)	(10,471,894)	22,216,341	11,744,447
Mid Cap Growth Portfolio	(188,125)	1,477,699	916,909	(10,663,255)	(8,456,772)	896,288	1,949,411	(1,115,000)	(2,168,123)	(10,624,895)	20,798,795	10,173,900
Worldwide Growth Portfolio	(32,033)	693,682	0	(8,551,900)	(7,890,251)	819,860	2,095,752	(691,175)	(1,967,067)	(9,857,318)	18,775,343	8,918,025
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	39,556	(282,856)	176,718	(1,130,109)	(1,196,691)	241,434	453,160	(570,132)	(781,858)	(1,978,549)	3,332,424	1,353,875
Capital Appreciation Fund	(31,533)	(26,487)	0	(1,386,105)	(1,444,125)	299,224	393,823	410,826	316,227	(1,127,898)	2,802,543	1,674,645
Main Street Fund	5,189	(21,544)	149,953	(1,103,134)	(969,536)	510,033	337,370	(634,465)	(461,802)	(1,431,338)	2,834,774	1,403,436
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	83,405	(65,976)	5,745	(519,933)	(496,759)	432,768	768,707	2,412,131	2,076,192	1,579,433	2,338,928	3,918,361
Total Return Portfolio	140,461	2,140	85,657	(106,634)	121,624	965,332	608,469	1,868,817	2,225,680	2,347,304	2,716,867	5,064,171
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	20,149	133,251	270,631	(1,932,916)	(1,508,885)	99,787	797,413	(830,580)	(1,528,206)	(3,037,091)	6,091,006	3,053,915
Strategic Growth Fund	(12,222)	3,446	481,761	(2,961,433)	(2,488,448)	116,642	925,908	(317,818)	(1,127,084)	(3,615,532)	6,868,164	3,252,632
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	361,620	(253,820)	0	(1,516,483)	(1,408,683)	993,173	2,278,429	(927,261)	(2,212,517)	(3,621,200)	12,867,645	9,246,445
Mid-Cap Growth Portfolio	(2,111)	(75,658)	104,309	(254,207)	(227,667)	71,165	60,413	229,206	239,958	12,291	273,528	285,819
U.S. Mid Cap Value Portfolio	(56,463)	(61,927)	3,181,228	(8,154,672)	(5,091,834)	1,025,052	1,621,210	(1,778,233)	(2,374,391)	(7,466,225)	13,829,336	6,363,111
U.S. Real Estate Portfolio	215,234	(82,560)	4,034,520	(8,504,627)	(4,337,433)	1,135,803	1,880,162	(1,854,068)	(2,598,427)	(6,935,860)	13,661,544	6,725,684
Value Portfolio	188,699	(1,016,097)	1,617,147	(4,851,771)	(4,062,022)	1,063,170	1,542,459	(2,040,978)	(2,520,267)	(6,582,289)	12,747,992	6,165,703
Wilshire Variable Insurance Trust:
2010 Moderate Fund (*)	3,870	(18,676)	2,745	(17)	(12,078)	4,989	2,318	6,282	8,953	(3,125)	3,125	0
2015 Moderate Fund	3,527	(28,718)	5,203	(71,915)	(91,903)	73,292	15,636	229,587	287,243	195,340	201,679	397,019
2025 Moderate Fund	2,561	(19,195)	3,899	(58,649)	(71,384)	142,935	9,979	(13,446)	119,510	48,126	151,983	200,109
2035 Moderate Fund	2,659	(1,708)	3,891	(52,349)	(47,507)	109,124	8,087	101,966	203,003	155,496	83,807	239,303
2045 Moderate Fund (*)	1,633	(63,433)	3,909	143	(57,748)	41,433	16,719	(57,101)	(32,387)	(90,135)	90,135	0
The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*)	Period from January 1, 2008 to December 19, 2008 (fund merged date).

9

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
December 31, 2009
(1)	ORGANIZATION

Annuity Investors Variable Account B (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states.
Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.
At December 31, 2009 and for the two year period then ended, the following investment options, each representing a sub-account of the Account, were available:
AIM Variable Insurance Funds — Series I Shares:
•	Capital Development Fund

•	Core Equity Fund

•	Dynamics Fund

•	Financial Services Fund

•	Global Health Care Fund

•	High Yield Fund

•	Small Cap Equity Fund
American Century Variable Portfolios — Class I Shares:
•	Large Company Value Fund

•	Mid Cap Value Fund

•	Ultra Fund

•	Vista Fund
Calamos Advisors Trust:
•	Growth and Income Portfolio
Davis Variable Account Fund, Inc.:
•	Value Portfolio
Dreyfus Funds — Initial Shares:
•	Socially Responsible Growth Fund, Inc.
•	Stock Index Fund, Inc.
Dreyfus Investment Portfolio — Initial Shares:
•	Technology Growth Portfolio
Dreyfus Investment Portfolio — Service Shares:
•	MidCap Stock Portfolio
Dreyfus Variable Investment Funds — Initial Shares:
•	Appreciation Portfolio

•	Developing Leaders Portfolio

•	Growth and Income Portfolio

•	Money Market Portfolio
DWS Investments VIT Funds — Class A:
•	Small Cap Index VIP

10

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(1)	ORGANIZATION — Continued
Financial Investors Variable Insurance Trust — Class II:
•	Ibbotson Balanced ETF Asset Allocation Portfolio

•	Ibbotson Conservative ETF Asset Allocation Portfolio

•	Ibbotson Growth ETF Asset Allocation Portfolio

•	Ibbotson Income and Growth ETF Asset Allocation Portfolio
Franklin Templeton Variable Insurance Products Trust — Class 2:
•	Templeton Foreign Securities Fund
Janus Aspen Series — Institutional Shares:
•	Balanced Portfolio

•	Enterprise Portfolio

•	Forty Portfolio

•	Janus Portfolio

•	Overseas Portfolio

•	Worldwide Portfolio
Oppenheimer Variable Account Funds — Non-Service Shares:
•	Balanced Fund

•	Capital Appreciation Fund

•	Main Street Fund
PIMCO Variable Insurance Trust — Administrative Class:
•	Real Return Portfolio

•	Total Return Portfolio
Timothy Partners, Ltd. — Variable Series:
•	Conservative Growth Fund

•	Strategic Growth Fund
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
•	Core Plus Fixed Income Portfolio

•	Mid-Cap Growth Portfolio

•	U.S. Mid Cap Value Portfolio

•	U.S. Real Estate Portfolio

•	Value Portfolio
Wilshire Variable Insurance Trust:
•	2015 ETF Fund

•	2025 ETF Fund

•	2035 ETF Fund
Janus Aspen Series — Institutional Shares International Growth Portfolio’s name changed to Janus Aspen Series — Institutional Shares Overseas Portfolio on May 1, 2009. Janus Aspen Series — Institutional Shares Large Cap Growth Portfolio’s name changed to Janus Aspen Series — Institutional Shares Janus Portfolio on May 1, 2009. Janus Aspen Series — Institutional Shares Mid Cap Growth Portfolio’s name changed to Janus Aspen Series — Institutional Shares Enterprise Portfolio on May 1, 2009. Janus Aspen Series — Institutional Shares Worldwide Growth Portfolio’s name changed to Janus Aspen Series — Institutional Shares Worldwide Portfolio on May 1, 2009. Wilshire Variable Insurance Trust 2015 Moderate Fund’s name changed to Wilshire Variable Insurance Trust 2015 ETF Fund on May 1, 2009. Wilshire Variable Insurance Trust 2025 Moderate Fund’s name changed to Wilshire Variable Insurance Trust 2025 ETF Fund on May 1, 2009. Wilshire Variable Insurance Trust 2035 Moderate Fund’s name changed to Wilshire Variable Insurance Trust 2035 ETF Fund on May 1, 2009.
Wilshire Variable Insurance Trust 2010 Moderate Fund sub-account was merged into the Wilshire Variable Insurance Trust 2015 Moderate Fund sub-account on December 19, 2008 by Wilshire Variable Insurance Trust. Wilshire Variable Insurance Trust 2045 Moderate Fund sub-account was merged into the Wilshire Variable Insurance Trust 2035 Moderate Fund sub-account on December 19, 2008 by Wilshire Variable Insurance Trust.

11

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior year amounts to conform to the current year’s presentation.

Fair Value Measurements

Effective January 1, 2008, the Account adopted a new accounting standard on fair value measurements, with the exception of the application of the standard to nonrecurring fair value measurements of nonfinancial assets and liabilities that was adopted pursuant to the standard as of January 1, 2009. The standard defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standard establishes a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Account’s assumptions about the assumptions market participants would use in pricing the asset or liability. As of January 1, 2009, the Account adopted new accounting guidance on estimating the fair value of an asset or liability when there is no active market and on identifying transactions that are not orderly. As of December 31, 2009 the Account adopted new accounting guidance that clarified net asset value is an appropriate measure for fair value of the funds within the separate accounts. The guidance did not change the objective of fair value measurements. Adoption of these standards did not have a significant impact on the Account’s financial condition or results of operations. The three levels of the hierarchy are as follows:
Level 1 — Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.
Level 3 — Valuations derived from valuation techniques in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.
The Account’s investments in the sub-accounts are valued in accordance with the fair value accounting standards hierarchy as Level 2. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company purchases and redeems shares at net asset value with the Funds.

12

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — Continued

Investments
Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income for dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.
Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.
Federal Income Taxes
No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.
Net Assets Attributable to Variable Annuity Contract Holders
The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

13

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(3)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the periods ended (refer to the 2009 Statements of Changes in Net Assets for applicable periods) December 31, 2009, are as follows:

	2009
	Cost of	Proceeds
	Purchases	from Sales
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund	$317,673	$1,085,425
Core Equity Fund	258,450	1,041,353
Dynamics Fund	24,700	106,125
Financial Services Fund	240,973	280,978
Global Health Care Fund	168,668	652,689
High Yield Fund	683,453	593,946
Small Cap Equity Fund	485,306	467,069
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	264,431	480,902
Mid Cap Value Fund	465,223	1,287,688
Ultra Fund	135,607	590,973
Vista Fund	190,967	1,138,607
Calamos Advisors Trust:
Growth and Income Portfolio	394,088	334,376
Davis Variable Account Fund, Inc.:
Value Portfolio	482,524	271,856
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	304,553	519,744
Stock Index Fund, Inc.	3,710,891	3,412,485
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	382,194	956,823
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	20,513	21,785
Dreyfus Variable Investment Funds — Initial Shares:
Appreciation Portfolio	1,171,493	1,213,742
Developing Leaders Portfolio	374,690	648,360
Growth and Income Portfolio	170,921	748,059
Money Market Portfolio	1,972,242	3,461,164
DWS Investments VIT Funds — Class A:
Small Cap Index VIP	795,117	609,784
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	643,837	33,385
Ibbotson Conservative ETF Asset Allocation Portfolio	326,182	235,902
Ibbotson Growth ETF Asset Allocation Portfolio	879,420	154,273
Ibbotson Income and Growth ETF Asset Allocation Portfolio	483,457	22,345
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Fund	583,228	318,131
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	3,795,644	6,179,365
Enterprise Portfolio	211,960	1,331,370
Forty Portfolio	585,404	1,305,096
Janus Portfolio	292,279	1,772,886
Overseas Portfolio	1,814,831	3,397,794
Worldwide Portfolio	261,295	1,304,890
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	99,924	258,546
Capital Appreciation Fund	445,846	284,749
Main Street Fund	382,550	223,389
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	1,255,674	531,129
Total Return Portfolio	2,310,784	1,187,186
Timothy Partners, Ltd — Variable Series.:
Conservative Growth Fund	119,611	773,000
Strategic Growth Fund	71,290	599,985
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	1,232,492	1,723,529
Mid-Cap Growth Portfolio	454,435	122,828
U.S. Mid Cap Value Portfolio	639,054	1,065,571
U.S. Real Estate Portfolio	544,557	1,105,002
Value Portfolio	691,211	1,099,763
Wilshire Variable Insurance Trust:
2015 ETF Fund	253,434	77,958
2025 ETF Fund	150,591	185,333
2035 ETF Fund	95,500	163,635

14

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(4)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-account’s, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.
The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.
The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts. Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2009:

1.65% Series Contracts	$421
1.50% Series Contracts	9,788
1.40% Series Contracts	3,900,081
1.25% Series Contracts	39,473
1.10% Series Contracts	26,484
0.95% Series Contracts	5,090
0.75% Series Contracts	2,847

$3,984,184

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 8.0% depending on the product and based upon the number of years the purchase payment has been held.
In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $452,574 for the year ended December 31, 2009.
(5)	OTHER TRANSACTIONS WITH AFFILIATES
Great American Advisors, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

15

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2009	Purchased	Redeemed	12/31/2009
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund - 1.50% series contract	4,263.225	325.590	103.459	4,485.356
Capital Development Fund - 1.40% series contract	946,895.438	111,018.945	176,824.784	881,089.599
Capital Development Fund - 1.25% series contract	3,501.270	353.693	92.502	3,762.461
Capital Development Fund - 1.10% series contract	8,104.862	4,233.490	3,439.475	8,898.877
Capital Development Fund - 0.95% series contract	1,562.789	1,429.848	132.108	2,860.529
Capital Development Fund - 0.75% series contract	18,140.974	1,041.757	19,182.731	0.000
Core Equity Fund - 1.40% series contract	737,379.930	75,006.419	174,215.656	638,170.693
Core Equity Fund - 1.25% series contract	1,810.563	160.305	0.000	1,970.868
Core Equity Fund - 1.10% series contract	5,312.221	606.059	853.414	5,064.866
Core Equity Fund - 0.95% series contract	61.410	59.074	0.000	120.484
Core Equity Fund - 0.75% series contract	245.999	7.318	253.317	0.000
Dynamics Fund - 1.50% series contract	188.518	20.238	0.425	208.331
Dynamics Fund - 1.40% series contract	55,720.355	5,708.099	17,227.285	44,201.169
Dynamics Fund - 0.95% series contract	147.224	42.982	0.000	190.206
Dynamics Fund - 0.75% series contract	137.983	0.000	137.983	0.000
Financial Services Fund - 1.50% series contract	876.437	0.000	876.437	0.000
Financial Services Fund - 1.40% series contract	166,382.593	84,537.196	84,056.447	166,863.342
Financial Services Fund - 1.25% series contract	5,834.061	513.119	2,891.127	3,456.053
Financial Services Fund - 1.10% series contract	2,546.957	976.009	3,202.277	320.689
Financial Services Fund - 0.95% series contract	222.160	118.375	0.000	340.535
Financial Services Fund - 0.75% series contract	825.928	153.457	979.385	0.000
Global Health Care Fund - 1.50% series contract	1,501.107	0.000	803.426	697.681
Global Health Care Fund - 1.40% series contract	313,750.756	39,088.878	78,089.890	274,749.744
Global Health Care Fund - 1.25% series contract	4,148.183	217.626	123.160	4,242.649
Global Health Care Fund - 1.10% series contract	1,193.409	69.088	358.324	904.173
Global Health Care Fund - 0.95% series contract	716.591	204.035	0.000	920.626
Global Health Care Fund - 0.75% series contract	10,120.141	449.007	10,569.148	0.000
High Yield Fund - 1.40% series contract	215,192.913	69,119.317	78,578.048	205,734.182
High Yield Fund - 1.25% series contract	8,646.700	524.100	180.480	8,990.320
High Yield Fund - 1.10% series contract	199.476	26.220	12.718	212.978
High Yield Fund - 0.95% series contract	301.264	66.876	0.000	368.140
High Yield Fund - 0.75% series contract	167.430	7.555	174.985	0.000
Small Cap Equity Fund - 1.50% series contract	0.000	369.292	0.000	369.292
Small Cap Equity Fund - 1.40% series contract	221,619.162	107,496.789	95,325.618	233,790.333
Small Cap Equity Fund - 1.25% series contract	5,588.439	418.466	568.467	5,438.438
Small Cap Equity Fund - 1.10% series contract	2,135.677	430.801	419.193	2,147.285
Small Cap Equity Fund - 0.95% series contract	250.577	120.634	0.000	371.211
Small Cap Equity Fund - 0.75% series contract	4,969.919	330.083	5,300.002	0.000
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund - 1.50% series contract	14.710	0.000	14.710	0.000
Large Company Value Fund - 1.40% series contract	292,792.476	32,823.177	74,415.386	251,200.267
Large Company Value Fund - 1.25% series contract	22,722.785	2,207.783	1,289.298	23,641.270
Large Company Value Fund - 1.10% series contract	586.278	122.760	300.351	408.687
Large Company Value Fund - 0.95% series contract	212.809	63.252	0.000	276.061
Large Company Value Fund - 0.75% series contract	701.696	107.051	808.747	0.000
Mid Cap Value Fund - 1.50% series contract	2,949.951	89.908	19.416	3,020.443
Mid Cap Value Fund - 1.40% series contract	643,576.702	102,898.675	191,979.817	554,495.560
Mid Cap Value Fund - 1.25% series contract	20,864.494	1,705.305	2,183.216	20,386.583
Mid Cap Value Fund - 1.10% series contract	2,128.521	493.717	816.317	1,805.921
Mid Cap Value Fund - 0.75% series contract	5,700.671	411.102	6,111.773	0.000
Ultra Fund - 1.65% series contract	455.034	0.000	455.034	0.000
Ultra Fund - 1.50% series contract	1,888.230	40.136	183.729	1,744.637
Ultra Fund - 1.40% series contract	518,640.998	44,145.563	97,124.158	465,662.403
Ultra Fund - 1.25% series contract	60.185	11.461	71.646	0.000
Ultra Fund - 1.10% series contract	7,329.338	397.867	430.883	7,296.322
Ultra Fund - 0.95% series contract	297.949	175.445	74.134	399.260
Ultra Fund - 0.75% series contract	1,917.709	7.814	1,925.523	0.000
Vista Fund - 1.50% series contract	1,289.399	809.087	1,088.488	1,009.998
Vista Fund - 1.40% series contract	826,352.105	97,897.572	181,064.267	743,185.410
Vista Fund - 1.25% series contract	3,882.977	1,069.687	1,092.512	3,860.152
Vista Fund - 1.10% series contract	8,326.352	708.282	3,683.960	5,350.674
Vista Fund - 0.95% series contract	201.267	85.183	55.400	231.050
Vista Fund - 0.75% series contract	13,738.973	495.090	14,234.063	0.000
Calamos Advisors Trust:
Growth and Income Portfolio - 1.40% series contract	111,399.974	110,968.698	104,010.072	118,358.600
Growth and Income Portfolio - 1.25% series contract	1,059.515	0.000	0.000	1,059.515
Growth and Income Portfolio - 1.10% series contract	429.616	563.309	653.557	339.368
Growth and Income Portfolio - 0.75% series contract	598.528	114.671	713.199	0.000
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.50% series contract	1,063.140	1,084.521	1,063.140	1,084.521
Value Portfolio - 1.40% series contract	154,220.486	116,537.637	80,099.258	190,658.865
Value Portfolio - 1.25% series contract	546.159	113.475	12.568	647.066
Value Portfolio - 1.10% series contract	945.382	2,311.229	672.643	2,583.968
Value Portfolio - 0.95% series contract	1,230.299	916.670	191.081	1,955.888
Value Portfolio - 0.75% series contract	1,612.196	87.396	1,699.592	0.000

16

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2009	Purchased	Redeemed	12/31/2009
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc. - 1.50% series contract	569.131	0.000	294.595	274.536
Socially Responsible Growth Fund, Inc. - 1.40% series contract	579,088.137	58,032.827	76,436.089	560,684.875
Socially Responsible Growth Fund, Inc. - 1.10% series contract	7,715.712	1,300.396	1,221.052	7,795.056
Socially Responsible Growth Fund, Inc. - 0.75% series contract	4,055.249	208.168	4,263.417	0.000
Stock Index Fund, Inc. - 1.65% series contract	346.665	0.000	346.665	0.000
Stock Index Fund, Inc. - 1.50% series contract	6,003.756	156.631	296.508	5,863.879
Stock Index Fund, Inc. - 1.40% series contract	3,356,601.303	360,384.876	559,687.398	3,157,298.781
Stock Index Fund, Inc. - 1.25% series contract	14,559.046	1,254.850	509.819	15,304.077
Stock Index Fund, Inc. - 1.10% series contract	13,245.896	6,003.556	4,575.820	14,673.632
Stock Index Fund, Inc. - 0.95% series contract	3,454.321	1,923.095	893.426	4,483.990
Stock Index Fund, Inc. - 0.75% series contract	18,120.086	1,518.128	19,638.214	0.000
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio - 1.50% series contract	698.373	0.000	1.208	697.165
Technology Growth Portfolio - 1.40% series contract	1,051,298.784	108,823.926	162,732.333	997,390.377
Technology Growth Portfolio - 1.25% series contract	1,371.580	0.000	0.000	1,371.580
Technology Growth Portfolio - 1.10% series contract	4,912.351	767.802	806.052	4,874.101
Technology Growth Portfolio - 0.95% series contract	786.393	190.676	158.412	818.657
Technology Growth Portfolio - 0.75% series contract	2,486.816	59.718	2,546.534	0.000
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio - 1.40% series contract	6,054.670	2,394.550	2,389.983	6,059.237
MidCap Stock Portfolio - 1.10% series contract	0.000	1,228.949	1,228.949	0.000
MidCap Stock Portfolio - 0.75% series contract	0.000	38.709	38.709	0.000
Dreyfus Variable Investment Funds — Initial Shares:
Appreciation Portfolio - 1.50% series contract	254.538	0.000	1.356	253.182
Appreciation Portfolio - 1.40% series contract	708,576.070	80,161.005	142,583.240	646,153.835
Appreciation Portfolio - 1.25% series contract	21,503.643	2,498.491	2,680.384	21,321.750
Appreciation Portfolio - 1.10% series contract	3,921.416	218.094	1,584.946	2,554.564
Appreciation Portfolio - 0.95% series contract	30.664	23.221	0.000	53.885
Appreciation Portfolio - 0.75% series contract	5,763.693	323.572	6,087.265	0.000
Developing Leaders Portfolio - 1.50% series contract	2,150.440	135.723	814.615	1,471.548
Developing Leaders Portfolio - 1.40% series contract	592,552.159	79,966.224	106,442.259	566,076.124
Developing Leaders Portfolio - 1.25% series contract	8,701.290	363.858	1,193.609	7,871.539
Developing Leaders Portfolio - 1.10% series contract	3,429.651	354.118	456.531	3,327.238
Developing Leaders Portfolio - 0.95% series contract	644.201	253.561	302.770	594.992
Developing Leaders Portfolio - 0.75% series contract	5,902.659	346.464	6,249.123	0.000
Growth and Income Portfolio - 1.50% series contract	388.288	84.896	7.551	465.633
Growth and Income Portfolio - 1.40% series contract	397,593.350	36,241.049	100,215.683	333,618.716
Growth and Income Portfolio - 1.25% series contract	12,075.969	0.000	0.000	12,075.969
Growth and Income Portfolio - 1.10% series contract	3,603.879	681.616	136.559	4,148.936
Growth and Income Portfolio - 0.95% series contract	4.044	0.000	0.000	4.044
Growth and Income Portfolio - 0.75% series contract	6,935.623	454.533	7,390.156	0.000
Money Market Portfolio - 1.50% series contract	2,693.966	259.976	263.276	2,690.666
Money Market Portfolio - 1.40% series contract	6,894,098.095	2,768,540.362	3,896,382.260	5,766,256.197
Money Market Portfolio - 1.25% series contract	1,060.643	41,516.938	13,781.104	28,796.477
Money Market Portfolio - 1.10% series contract	38,305.622	12,941.996	6,139.050	45,108.568
Money Market Portfolio - 0.95% series contract	3,284.131	8,652.450	269.965	11,666.616
Money Market Portfolio - 0.75% series contract	65,266.763	4,302.553	69,569.316	0.000
DWS Investments VIT Funds — Class A:
Small Cap Index VIP - 1.50% series contract	201.180	11.947	0.356	212.771
Small Cap Index VIP - 1.40% series contract	299,117.876	87,335.642	91,896.374	294,557.144
Small Cap Index VIP - 1.25% series contract	94.701	0.000	29.770	64.931
Small Cap Index VIP - 1.10% series contract	217.385	40.159	86.118	171.426
Small Cap Index VIP - 0.95% series contract	232.865	94.206	0.000	327.071
Small Cap Index VIP - 0.75% series contract	1,054.740	58.323	1,113.063	0.000
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	107,236.129	95,220.752	16,134.687	186,322.194
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.10% series contract	1,051.150	294.825	126.047	1,219.928
Ibbotson Balanced ETF Asset Allocation Portfolio - 0.95% series contract	0.000	1,018.156	0.000	1,018.156
Ibbotson Balanced ETF Asset Allocation Portfolio - 0.75% series contract	447.796	109.192	556.988	0.000
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.50% series contract	0.000	2,679.260	0.000	2,679.260
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	57,711.154	45,656.964	39,369.607	63,998.511
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.10% series contract	1,052.032	473.234	20.383	1,504.883
Ibbotson Conservative ETF Asset Allocation Portfolio - 0.95% series contract	0.000	161.758	9.710	152.048
Ibbotson Conservative ETF Asset Allocation Portfolio - 0.75% series contract	21.697	6.535	28.232	0.000
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	162,988.155	239,809.904	143,898.128	258,899.931
Ibbotson Growth ETF Asset Allocation Portfolio - 1.10% series contract	1,058.808	254.481	4.846	1,308.443
Ibbotson Growth ETF Asset Allocation Portfolio - 0.95% series contract	4,389.235	6,796.174	194.011	10,991.398
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.40% series contract	35,362.381	46,272.601	7,881.292	73,753.690
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.25% series contract	171.990	0.000	0.000	171.990
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.10% series contract	1,302.787	388.700	371.704	1,319.783
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 0.95% series contract	18.461	15,039.838	221.747	14,836.552
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Fund - 1.40% series contract	71,522.023	104,909.717	71,969.530	104,462.210
Templeton Foreign Securities Fund - 1.25% series contract	1,580.694	778.785	280.784	2,078.695
Templeton Foreign Securities Fund - 1.10% series contract	2,735.993	2,931.024	1,170.035	4,496.982
Templeton Foreign Securities Fund - 0.95% series contract	173.635	585.735	8.276	751.094
Templeton Foreign Securities Fund - 0.75% series contract	1,740.206	245.697	1,985.903	0.000

17

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2009	Purchased	Redeemed	12/31/2009
Janus Aspen Series — Institutional Shares:
Balanced Portfolio - 1.65% series contract	647.497	0.000	236.601	410.896
Balanced Portfolio - 1.50% series contract	6,639.313	451.654	4,996.080	2,094.887
Balanced Portfolio - 1.40% series contract	2,106,521.139	192,225.376	409,357.826	1,889,388.689
Balanced Portfolio - 1.25% series contract	35,262.387	1,950.005	1,622.349	35,590.043
Balanced Portfolio - 1.10% series contract	10,499.537	2,171.357	4,255.852	8,415.042
Balanced Portfolio - 0.95% series contract	150.770	142.451	4.144	289.077
Balanced Portfolio - 0.75% series contract	6,319.822	461.639	6,781.461	0.000
Enterprise Portfolio - 1.50% series contract	1,243.597	16.814	1,085.989	174.422
Enterprise Portfolio - 1.40% series contract	844,041.239	81,870.305	152,405.819	773,505.725
Enterprise Portfolio - 1.25% series contract	627.024	157.927	17.158	767.793
Enterprise Portfolio - 1.10% series contract	11,363.637	527.191	973.445	10,917.383
Enterprise Portfolio - 0.95% series contract	244.854	72.879	6.696	311.037
Enterprise Portfolio - 0.75% series contract	2,430.325	132.988	2,563.313	0.000
Forty Portfolio - 1.50% series contract	4,216.545	726.832	2,267.685	2,675.692
Forty Portfolio - 1.40% series contract	1,176,081.761	201,820.074	235,782.521	1,142,119.314
Forty Portfolio - 1.25% series contract	13,914.388	1,897.774	3,909.074	11,903.088
Forty Portfolio - 1.10% series contract	6,784.900	1,227.207	477.312	7,534.795
Forty Portfolio - 0.95% series contract	264.996	34.273	9.083	290.186
Forty Portfolio - 0.75% series contract	19,258.834	1,038.279	20,297.113	0.000
Janus Portfolio - 1.50% series contract	1,942.650	27.885	1,696.728	273.807
Janus Portfolio - 1.40% series contract	1,287,933.053	108,095.335	243,335.324	1,152,693.064
Janus Portfolio - 1.25% series contract	7,323.575	718.218	980.345	7,061.448
Janus Portfolio - 1.10% series contract	7,518.771	498.692	1,823.286	6,194.177
Janus Portfolio - 0.95% series contract	3.892	0.000	0.000	3.892
Janus Portfolio - 0.75% series contract	3,045.528	204.820	3,250.348	0.000
Overseas Portfolio - 1.50% series contract	894.812	455.259	679.091	670.980
Overseas Portfolio - 1.40% series contract	1,076,456.667	179,771.713	273,055.295	983,173.085
Overseas Portfolio - 1.25% series contract	24,489.654	3,124.791	3,661.782	23,952.663
Overseas Portfolio - 1.10% series contract	11,248.267	4,347.661	4,898.028	10,697.900
Overseas Portfolio - 0.95% series contract	2,196.968	1,201.095	377.625	3,020.438
Overseas Portfolio - 0.75% series contract	9,428.699	983.128	10,411.827	0.000
Worldwide Portfolio - 1.50% series contract	2,591.601	0.000	1,466.713	1,124.888
Worldwide Portfolio - 1.40% series contract	1,008,264.804	65,344.720	170,903.642	902,705.882
Worldwide Portfolio - 1.25% series contract	9,612.550	0.000	0.000	9,612.550
Worldwide Portfolio - 1.10% series contract	6,153.773	506.401	167.462	6,492.712
Worldwide Portfolio - 0.95% series contract	238.860	28.705	0.000	267.565
Worldwide Portfolio - 0.75% series contract	3,191.505	143.155	3,334.660	0.000
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund - 1.50% series contract	6,830.317	203.554	3,112.605	3,921.266
Balanced Fund - 1.40% series contract	185,839.541	25,340.155	38,528.434	172,651.262
Balanced Fund - 1.25% series contract	5,623.450	683.800	315.306	5,991.944
Balanced Fund - 1.10% series contract	2,649.655	393.977	2,843.217	200.415
Balanced Fund - 0.95% series contract	946.650	644.544	0.000	1,591.194
Balanced Fund - 0.75% series contract	3,569.579	125.575	3,695.154	0.000
Capital Appreciation Fund - 1.50% series contract	905.960	837.078	905.962	837.076
Capital Appreciation Fund - 1.40% series contract	231,588.838	94,677.792	70,146.364	256,120.266
Capital Appreciation Fund - 1.25% series contract	822.576	170.460	48.266	944.770
Capital Appreciation Fund - 1.10% series contract	1,178.186	514.493	1,241.299	451.380
Capital Appreciation Fund - 0.95% series contract	1,311.073	964.873	166.179	2,109.767
Capital Appreciation Fund - 0.75% series contract	7,367.825	375.467	7,743.292	0.000
Main Street Fund - 1.40% series contract	169,948.768	76,324.237	55,517.158	190,755.847
Main Street Fund - 1.25% series contract	2,012.601	232.475	13.301	2,231.775
Main Street Fund - 1.10% series contract	5,434.999	4,565.320	4,498.346	5,501.973
Main Street Fund - 0.95% series contract	1,847.892	1,503.897	139.685	3,212.104
Main Street Fund - 0.75% series contract	3,712.440	464.401	4,176.841	0.000
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio - 1.50% series contract	589.763	970.061	589.766	970.058
Real Return Portfolio - 1.40% series contract	379,477.577	138,221.705	93,310.172	424,389.110
Real Return Portfolio - 1.10% series contract	2,772.903	1,153.725	2,464.331	1,462.297
Real Return Portfolio - 0.95% series contract	0.000	105.835	0.000	105.835
Real Return Portfolio - 0.75% series contract	2,977.641	81.298	3,058.939	0.000
Total Return Portfolio - 1.50% series contract	527.360	7,279.433	527.365	7,279.428
Total Return Portfolio - 1.40% series contract	423,985.467	239,086.539	193,024.983	470,047.023
Total Return Portfolio - 1.25% series contract	2,577.746	2,030.464	323.864	4,284.346
Total Return Portfolio - 1.10% series contract	5,599.654	4,579.437	2,451.336	7,727.755
Total Return Portfolio - 0.95% series contract	3,422.084	2,002.541	301.689	5,122.936
Total Return Portfolio - 0.75% series contract	2,400.209	523.650	2,923.859	0.000

18

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2009	Purchased	Redeemed	12/31/2009
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund - 1.50% series contract	10,848.742	45.714	7,881.178	3,013.278
Conservative Growth Fund - 1.40% series contract	321,412.820	16,324.547	70,452.304	267,285.063
Conservative Growth Fund - 1.10% series contract	13.208	0.000	0.000	13.208
Conservative Growth Fund - 0.75% series contract	2,295.238	64.353	2,359.591	0.000
Strategic Growth Fund - 1.50% series contract	245.679	52.668	154.033	144.314
Strategic Growth Fund - 1.40% series contract	412,084.563	25,815.461	90,307.081	347,592.943
Strategic Growth Fund - 0.75% series contract	277.991	17.547	295.538	0.000
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio - 1.50% series contract	3,509.017	187.281	60.726	3,635.572
Core Plus Fixed Income Portfolio - 1.40% series contract	633,167.502	70,201.571	144,503.165	558,865.908
Core Plus Fixed Income Portfolio - 1.25% series contract	21,598.445	2,136.932	1,329.701	22,405.676
Core Plus Fixed Income Portfolio - 1.10% series contract	4,309.288	1,261.824	964.431	4,606.681
Core Plus Fixed Income Portfolio - 0.95% series contract	1,053.994	591.152	88.823	1,556.323
Core Plus Fixed Income Portfolio - 0.75% series contract	7,163.347	324.283	7,487.630	0.000
Mid-Cap Growth Portfolio - 1.50% series contract	479.719	0.000	479.719	0.000
Mid-Cap Growth Portfolio - 1.40% series contract	47,092.588	97,634.811	54,779.204	89,948.195
Mid-Cap Growth Portfolio - 1.25% series contract	24.374	12.714	37.088	0.000
Mid-Cap Growth Portfolio - 1.10% series contract	363.377	74.912	0.000	438.289
Mid-Cap Growth Portfolio - 0.95% series contract	21.247	7.594	0.000	28.841
Mid-Cap Growth Portfolio - 0.75% series contract	421.177	128.459	549.636	0.000
U.S. Mid Cap Value Portfolio - 1.65% series contract	418.066	0.000	0.988	417.078
U.S. Mid Cap Value Portfolio - 1.50% series contract	2,045.755	79.161	1,625.132	499.784
U.S. Mid Cap Value Portfolio - 1.40% series contract	429,690.091	78,691.541	103,067.797	405,313.835
U.S. Mid Cap Value Portfolio - 1.25% series contract	4,789.280	681.526	130.449	5,340.357
U.S. Mid Cap Value Portfolio - 1.10% series contract	5,446.869	402.738	3,559.068	2,290.539
U.S. Mid Cap Value Portfolio - 0.95% series contract	726.316	419.073	17.591	1,127.798
U.S. Mid Cap Value Portfolio - 0.75% series contract	4,468.885	316.019	4,784.904	0.000
U.S. Real Estate Portfolio - 1.50% series contract	110.153	0.000	68.934	41.219
U.S. Real Estate Portfolio - 1.40% series contract	350,079.782	54,585.883	86,891.436	317,774.229
U.S. Real Estate Portfolio - 1.25% series contract	7,296.492	1,003.388	867.634	7,432.246
U.S. Real Estate Portfolio - 1.10% series contract	5,062.382	1,276.987	3,161.972	3,177.397
U.S. Real Estate Portfolio - 0.95% series contract	454.136	424.036	162.079	716.093
U.S. Real Estate Portfolio - 0.75% series contract	2,994.991	293.626	3,288.617	0.000
Value Portfolio - 1.50% series contract	425.761	38.586	16.048	448.299
Value Portfolio - 1.40% series contract	596,256.187	92,024.755	139,118.679	549,162.263
Value Portfolio - 1.25% series contract	3,955.998	624.945	633.884	3,947.059
Value Portfolio - 1.10% series contract	6,775.137	3,313.676	4,533.275	5,555.538
Value Portfolio - 0.95% series contract	860.318	765.449	0.464	1,625.303
Value Portfolio - 0.75% series contract	5,652.214	503.267	6,155.481	0.000
Wilshire Variable Insurance Trust:
2015 ETF Fund - 1.40% series contract	46,470.538	27,828.749	3,251.551	71,047.736
2015 ETF Fund - 1.10% series contract	4,307.481	2,722.648	6,240.253	789.876
2015 ETF Fund - 0.95% series contract	2,398.181	0.000	0.000	2,398.181
2025 ETF Fund - 1.40% series contract	10,980.789	19,483.632	6,918.914	23,545.507
2025 ETF Fund - 1.25% series contract	524.681	437.761	570.206	392.236
2025 ETF Fund - 1.10% series contract	16,457.335	7,487.469	23,592.744	352.060
2025 ETF Fund - 0.75% series contract	314.799	66.234	381.033	0.000
2035 ETF Fund - 1.40% series contract	20,882.706	7,676.001	1,234.365	27,324.342
2035 ETF Fund - 1.10% series contract	15,141.054	7,493.140	20,959.314	1,674.880
2035 ETF Fund - 0.75% series contract	506.673	211.012	717.685	0.000

19

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2008	Purchased	Redeemed	12/31/2008
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund - 1.50% series contract	6,070.414	306.004	2,113.193	4,263.225
Capital Development Fund - 1.40% series contract	1,085,589.211	179,222.459	317,916.232	946,895.438
Capital Development Fund - 1.25% series contract	2,704.439	798.305	1.474	3,501.270
Capital Development Fund - 1.10% series contract	5,721.311	3,605.365	1,221.814	8,104.862
Capital Development Fund - 0.95% series contract	89.361	1,537.721	64.293	1,562.789
Capital Development Fund - 0.75% series contract	15,559.952	6,109.184	3,528.162	18,140.974
Core Equity Fund - 1.40% series contract	807,450.262	117,190.211	187,260.543	737,379.930
Core Equity Fund - 1.25% series contract	1,668.932	146.004	4.373	1,810.563
Core Equity Fund - 1.10% series contract	4,107.964	1,461.631	257.374	5,312.221
Core Equity Fund - 0.95% series contract	15.286	46.124	0.000	61.410
Core Equity Fund - 0.75% series contract	559.770	116.355	430.126	245.999
Dynamics Fund - 1.50% series contract	173.124	17.156	1.762	188.518
Dynamics Fund - 1.40% series contract	91,372.086	39,269.049	74,920.780	55,720.355
Dynamics Fund - 0.95% series contract	112.020	36.438	1.234	147.224
Dynamics Fund - 0.75% series contract	137.993	0.000	0.010	137.983
Financial Services Fund - 1.50% series contract	876.437	0.000	0.000	876.437
Financial Services Fund - 1.40% series contract	160,195.947	72,804.732	66,618.086	166,382.593
Financial Services Fund - 1.25% series contract	3,256.818	2,646.307	69.064	5,834.061
Financial Services Fund - 1.10% series contract	1,986.127	3,200.221	2,639.391	2,546.957
Financial Services Fund - 0.95% series contract	148.794	75.907	2.541	222.160
Financial Services Fund - 0.75% series contract	627.399	232.907	34.378	825.928
Global Health Care Fund - 1.50% series contract	1,501.510	0.404	0.807	1,501.107
Global Health Care Fund - 1.40% series contract	335,033.531	91,402.913	112,685.688	313,750.756
Global Health Care Fund - 1.25% series contract	4,039.469	169.479	60.765	4,148.183
Global Health Care Fund - 1.10% series contract	1,151.691	197.752	156.034	1,193.409
Global Health Care Fund - 0.95% series contract	452.451	268.278	4.138	716.591
Global Health Care Fund - 0.75% series contract	10,174.312	1,957.174	2,011.345	10,120.141
High Yield Fund - 1.50% series contract	1,002.991	0.000	1,002.991	0.000
High Yield Fund - 1.40% series contract	246,721.437	98,103.319	129,631.843	215,192.913
High Yield Fund - 1.25% series contract	8,916.748	505.447	775.495	8,646.700
High Yield Fund - 1.10% series contract	304.725	33.400	138.649	199.476
High Yield Fund - 0.95% series contract	232.319	71.486	2.541	301.264
High Yield Fund - 0.75% series contract	844.287	51.047	727.904	167.430
Small Cap Equity Fund - 1.50% series contract	299.089	340.033	639.122	0.000
Small Cap Equity Fund - 1.40% series contract	199,548.559	112,627.811	90,557.208	221,619.162
Small Cap Equity Fund - 1.25% series contract	6,370.782	940.982	1,723.325	5,588.439
Small Cap Equity Fund - 1.10% series contract	2,251.030	92.880	208.233	2,135.677
Small Cap Equity Fund - 0.95% series contract	83.231	167.346	0.000	250.577
Small Cap Equity Fund - 0.75% series contract	4,703.400	1,375.320	1,108.801	4,969.919
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund - 1.50% series contract	132.473	0.000	117.763	14.710
Large Company Value Fund - 1.40% series contract	382,937.244	61,598.641	151,743.409	292,792.476
Large Company Value Fund - 1.25% series contract	22,366.355	2,383.127	2,026.697	22,722.785
Large Company Value Fund - 1.10% series contract	562.471	234.666	210.859	586.278
Large Company Value Fund - 0.95% series contract	161.673	53.022	1.886	212.809
Large Company Value Fund - 0.75% series contract	679.354	433.542	411.200	701.696
Mid Cap Value Fund - 1.50% series contract	2,880.335	73.064	3.448	2,949.951
Mid Cap Value Fund - 1.40% series contract	824,409.192	116,625.970	297,458.460	643,576.702
Mid Cap Value Fund - 1.25% series contract	20,787.735	1,558.305	1,481.546	20,864.494
Mid Cap Value Fund - 1.10% series contract	1,978.442	185.118	35.039	2,128.521
Mid Cap Value Fund - 0.75% series contract	5,045.823	1,501.209	846.361	5,700.671
Ultra Fund - 1.65% series contract	456.300	0.000	1.266	455.034
Ultra Fund - 1.50% series contract	1,432.106	517.893	61.769	1,888.230
Ultra Fund - 1.40% series contract	575,813.493	68,608.698	125,781.193	518,640.998
Ultra Fund - 1.25% series contract	36.573	23.612	0.000	60.185
Ultra Fund - 1.10% series contract	7,031.090	352.614	54.366	7,329.338
Ultra Fund - 0.95% series contract	130.840	167.109	0.000	297.949
Ultra Fund - 0.75% series contract	1,876.658	148.785	107.734	1,917.709
Vista Fund - 1.50% series contract	680.863	1,474.702	866.166	1,289.399
Vista Fund - 1.40% series contract	915,985.190	279,542.277	369,175.362	826,352.105
Vista Fund - 1.25% series contract	2,847.514	1,082.791	47.328	3,882.977
Vista Fund - 1.10% series contract	8,152.670	1,261.022	1,087.340	8,326.352
Vista Fund - 0.95% series contract	192.517	37.802	29.052	201.267
Vista Fund - 0.75% series contract	12,565.904	1,805.082	632.013	13,738.973
Calamos Advisors Trust:
Growth and Income Portfolio - 1.40% series contract	51,983.045	99,910.983	40,494.054	111,399.974
Growth and Income Portfolio - 1.25% series contract	1,033.447	26.924	0.856	1,059.515
Growth and Income Portfolio - 1.10% series contract	230.905	796.899	598.188	429.616
Growth and Income Portfolio - 0.75% series contract	0.000	1,088.397	489.869	598.528
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.50% series contract	0.000	1,063.140	0.000	1,063.140
Value Portfolio - 1.40% series contract	36,509.854	165,450.534	47,739.902	154,220.486
Value Portfolio - 1.25% series contract	0.000	546.159	0.000	546.159
Value Portfolio - 1.10% series contract	13.838	1,029.996	98.452	945.382
Value Portfolio - 0.95% series contract	0.000	1,234.212	3.913	1,230.299
Value Portfolio - 0.75% series contract	0.000	2,848.939	1,236.743	1,612.196

20

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2008	Purchased	Redeemed	12/31/2008
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc. - 1.50% series contract	570.216	0.000	1.085	569.131
Socially Responsible Growth Fund, Inc. - 1.40% series contract	630,147.828	66,819.976	117,879.667	579,088.137
Socially Responsible Growth Fund, Inc. - 1.10% series contract	6,547.156	1,209.299	40.743	7,715.712
Socially Responsible Growth Fund, Inc. - 0.75% series contract	3,703.507	772.935	421.193	4,055.249
Stock Index Fund, Inc. - 1.65% series contract	347.620	0.000	0.955	346.665
Stock Index Fund, Inc. - 1.50% series contract	7,225.071	196.138	1,417.453	6,003.756
Stock Index Fund, Inc. - 1.40% series contract	3,792,658.208	557,867.642	993,924.547	3,356,601.303
Stock Index Fund, Inc. - 1.25% series contract	14,254.308	3,273.679	2,968.941	14,559.046
Stock Index Fund, Inc. - 1.10% series contract	8,643.223	5,473.346	870.673	13,245.896
Stock Index Fund, Inc. - 0.95% series contract	1,009.877	2,546.789	102.345	3,454.321
Stock Index Fund, Inc. - 0.75% series contract	18,424.198	4,768.613	5,072.725	18,120.086
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio - 1.50% series contract	699.274	0.314	1.215	698.373
Technology Growth Portfolio - 1.40% series contract	1,154,532.874	112,096.195	215,330.285	1,051,298.784
Technology Growth Portfolio - 1.25% series contract	1,422.794	3.535	54.749	1,371.580
Technology Growth Portfolio - 1.10% series contract	4,614.070	384.672	86.391	4,912.351
Technology Growth Portfolio - 0.95% series contract	568.074	250.808	32.489	786.393
Technology Growth Portfolio - 0.75% series contract	2,613.785	215.753	342.722	2,486.816
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio - 1.40% series contract	1,976.759	13,280.124	9,202.213	6,054.670
MidCap Stock Portfolio - 1.10% series contract	0.000	359.926	359.926	0.000
Dreyfus Variable Investment Funds — Initial Shares:
Appreciation Portfolio - 1.50% series contract	686.696	0.000	432.158	254.538
Appreciation Portfolio - 1.40% series contract	863,904.016	124,802.933	280,130.879	708,576.070
Appreciation Portfolio - 1.25% series contract	18,684.059	3,761.756	942.172	21,503.643
Appreciation Portfolio - 1.10% series contract	3,664.796	731.816	475.196	3,921.416
Appreciation Portfolio - 0.95% series contract	17.568	32.269	19.173	30.664
Appreciation Portfolio - 0.75% series contract	6,332.276	1,910.503	2,479.086	5,763.693
Developing Leaders Portfolio - 1.50% series contract	2,192.803	519.787	562.150	2,150.440
Developing Leaders Portfolio - 1.40% series contract	683,423.829	101,490.903	192,362.573	592,552.159
Developing Leaders Portfolio - 1.25% series contract	8,382.687	379.457	60.854	8,701.290
Developing Leaders Portfolio - 1.10% series contract	3,292.355	275.351	138.055	3,429.651
Developing Leaders Portfolio - 0.95% series contract	635.120	253.692	244.611	644.201
Developing Leaders Portfolio - 0.75% series contract	4,504.824	3,619.178	2,221.343	5,902.659
Growth and Income Portfolio - 1.50% series contract	305.898	86.499	4.109	388.288
Growth and Income Portfolio - 1.40% series contract	484,210.513	43,150.287	129,767.450	397,593.350
Growth and Income Portfolio - 1.25% series contract	12,648.857	0.162	573.050	12,075.969
Growth and Income Portfolio - 1.10% series contract	3,131.987	585.546	113.654	3,603.879
Growth and Income Portfolio - 0.95% series contract	4.044	0.000	0.000	4.044
Growth and Income Portfolio - 0.75% series contract	6,647.698	2,095.540	1,807.615	6,935.623
Money Market Portfolio - 1.50% series contract	2,283.013	424.240	13.287	2,693.966
Money Market Portfolio - 1.40% series contract	7,980,519.294	3,969,635.156	5,056,056.355	6,894,098.095
Money Market Portfolio - 1.25% series contract	5,805.780	1,202.788	5,947.925	1,060.643
Money Market Portfolio - 1.10% series contract	35,610.229	9,644.033	6,948.640	38,305.622
Money Market Portfolio - 0.95% series contract	7.177	4,075.813	798.859	3,284.131
Money Market Portfolio - 0.75% series contract	105,591.754	13,419.873	53,744.864	65,266.763
DWS Investments VIT Funds — Class A:
Small Cap Index VIP - 1.50% series contract	680.335	10.402	489.557	201.180
Small Cap Index VIP - 1.40% series contract	419,825.549	64,192.050	184,899.723	299,117.876
Small Cap Index VIP - 1.25% series contract	794.212	48.164	747.675	94.701
Small Cap Index VIP - 1.10% series contract	153.623	105.870	42.108	217.385
Small Cap Index VIP - 0.95% series contract	103.383	130.204	0.722	232.865
Small Cap Index VIP - 0.75% series contract	1,126.528	382.618	454.406	1,054.740
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	48,022.988	91,063.692	31,850.551	107,236.129
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.10% series contract	801.436	256.058	6.344	1,051.150
Ibbotson Balanced ETF Asset Allocation Portfolio - 0.75% series contract	0.000	813.130	365.334	447.796
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	12,429.371	70,163.140	24,881.357	57,711.154
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.10% series contract	798.961	268.476	15.405	1,052.032
Ibbotson Conservative ETF Asset Allocation Portfolio - 0.75% series contract	0.000	23.755	2.058	21.697
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	55,891.199	159,750.688	52,653.732	162,988.155
Ibbotson Growth ETF Asset Allocation Portfolio - 1.10% series contract	805.328	253.480	0.000	1,058.808
Ibbotson Growth ETF Asset Allocation Portfolio - 0.95% series contract	0.000	4,389.235	0.000	4,389.235
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.40% series contract	9,987.815	44,089.939	18,715.373	35,362.381
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.25% series contract	135.521	37.675	1.206	171.990
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.10% series contract	805.937	496.850	0.000	1,302.787
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 0.95% series contract	0.000	18.461	0.000	18.461
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Fund - 1.40% series contract	40,534.202	74,611.747	43,623.926	71,522.023
Templeton Foreign Securities Fund - 1.25% series contract	1,028.647	558.798	6.751	1,580.694
Templeton Foreign Securities Fund - 1.10% series contract	798.561	2,330.046	392.614	2,735.993
Templeton Foreign Securities Fund - 0.95% series contract	22.401	164.742	13.508	173.635
Templeton Foreign Securities Fund - 0.75% series contract	1,186.991	702.904	149.689	1,740.206

21

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2008	Purchased	Redeemed	12/31/2008
Janus Aspen Series — Institutional Shares:
Balanced Portfolio - 1.65% series contract	648.850	0.000	1.353	647.497
Balanced Portfolio - 1.50% series contract	7,609.358	675.007	1,645.052	6,639.313
Balanced Portfolio - 1.40% series contract	2,407,948.228	412,178.052	713,605.141	2,106,521.139
Balanced Portfolio - 1.25% series contract	33,950.614	3,287.860	1,976.087	35,262.387
Balanced Portfolio - 1.10% series contract	9,247.980	3,110.080	1,858.523	10,499.537
Balanced Portfolio - 0.95% series contract	130.164	44.016	23.410	150.770
Balanced Portfolio - 0.75% series contract	5,626.001	3,234.764	2,540.943	6,319.822
Forty Portfolio - 1.50% series contract	3,202.209	1,144.373	130.037	4,216.545
Forty Portfolio - 1.40% series contract	1,180,450.358	360,456.176	364,824.773	1,176,081.761
Forty Portfolio - 1.25% series contract	12,691.603	1,583.055	360.270	13,914.388
Forty Portfolio - 1.10% series contract	6,304.616	559.539	79.255	6,784.900
Forty Portfolio - 0.95% series contract	249.918	22.193	7.115	264.996
Forty Portfolio - 0.75% series contract	8,199.026	16,241.270	5,181.462	19,258.834
International Growth Portfolio - 1.50% series contract	894.492	775.254	774.934	894.812
International Growth Portfolio - 1.40% series contract	1,193,428.967	383,992.333	500,964.633	1,076,456.667
International Growth Portfolio - 1.25% series contract	22,978.545	2,954.406	1,443.297	24,489.654
International Growth Portfolio - 1.10% series contract	8,914.364	3,128.114	794.211	11,248.267
International Growth Portfolio - 0.95% series contract	426.772	1,949.791	179.595	2,196.968
International Growth Portfolio - 0.75% series contract	6,981.651	3,854.228	1,407.180	9,428.699
Large Cap Growth Portfolio - 1.50% series contract	1,818.811	169.453	45.614	1,942.650
Large Cap Growth Portfolio - 1.40% series contract	1,451,223.867	141,537.477	304,828.291	1,287,933.053
Large Cap Growth Portfolio - 1.25% series contract	6,409.562	1,142.269	228.256	7,323.575
Large Cap Growth Portfolio - 1.10% series contract	7,515.669	306.555	303.453	7,518.771
Large Cap Growth Portfolio - 0.95% series contract	3.892	0.000	0.000	3.892
Large Cap Growth Portfolio - 0.75% series contract	2,956.246	697.915	608.633	3,045.528
Mid Cap Growth Portfolio - 1.50% series contract	1,071.494	233.449	61.346	1,243.597
Mid Cap Growth Portfolio - 1.40% series contract	959,193.271	112,536.183	227,688.215	844,041.239
Mid Cap Growth Portfolio - 1.25% series contract	601.710	101.683	76.369	627.024
Mid Cap Growth Portfolio - 1.10% series contract	11,623.480	551.692	811.535	11,363.637
Mid Cap Growth Portfolio - 0.95% series contract	223.145	49.465	27.756	244.854
Mid Cap Growth Portfolio - 0.75% series contract	2,835.597	548.821	954.093	2,430.325
Worldwide Growth Portfolio - 1.50% series contract	2,332.385	273.641	14.425	2,591.601
Worldwide Growth Portfolio - 1.40% series contract	1,161,307.113	81,747.773	234,790.082	1,008,264.804
Worldwide Growth Portfolio - 1.25% series contract	9,914.578	0.119	302.147	9,612.550
Worldwide Growth Portfolio - 1.10% series contract	6,328.041	380.674	554.942	6,153.773
Worldwide Growth Portfolio - 0.95% series contract	214.662	25.108	0.910	238.860
Worldwide Growth Portfolio - 0.75% series contract	2,734.959	467.941	11.395	3,191.505
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund - 1.50% series contract	5,748.165	1,215.404	133.252	6,830.317
Balanced Fund - 1.40% series contract	264,436.247	46,949.566	125,546.272	185,839.541
Balanced Fund - 1.25% series contract	5,092.145	610.732	79.427	5,623.450
Balanced Fund - 1.10% series contract	3,049.914	856.060	1,256.319	2,649.655
Balanced Fund - 0.95% series contract	461.906	727.737	242.993	946.650
Balanced Fund - 0.75% series contract	3,170.208	399.371	0.000	3,569.579
Capital Appreciation Fund - 1.50% series contract	712.676	905.966	712.682	905.960
Capital Appreciation Fund - 1.40% series contract	209,919.379	171,744.520	150,075.061	231,588.838
Capital Appreciation Fund - 1.25% series contract	416.865	412.021	6.310	822.576
Capital Appreciation Fund - 1.10% series contract	1,621.643	563.422	1,006.879	1,178.186
Capital Appreciation Fund - 0.95% series contract	199.412	1,160.362	48.701	1,311.073
Capital Appreciation Fund - 0.75% series contract	5,806.126	3,820.781	2,259.082	7,367.825
Main Street Fund - 1.50% series contract	705.457	0.000	705.457	0.000
Main Street Fund - 1.40% series contract	217,168.911	122,183.065	169,403.208	169,948.768
Main Street Fund - 1.25% series contract	2,329.317	1,687.361	2,004.077	2,012.601
Main Street Fund - 1.10% series contract	2,639.277	3,625.960	830.238	5,434.999
Main Street Fund - 0.95% series contract	32.319	1,858.477	42.904	1,847.892
Main Street Fund - 0.75% series contract	1,512.291	2,263.029	62.880	3,712.440
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio - 1.50% series contract	776.634	589.769	776.640	589.763
Real Return Portfolio - 1.40% series contract	207,278.006	449,055.549	276,855.978	379,477.577
Real Return Portfolio - 1.10% series contract	2,829.432	3,292.034	3,348.563	2,772.903
Real Return Portfolio - 0.75% series contract	199.235	3,488.441	710.035	2,977.641
Total Return Portfolio - 1.50% series contract	778.595	527.368	778.603	527.360
Total Return Portfolio - 1.40% series contract	238,092.027	368,602.675	182,709.235	423,985.467
Total Return Portfolio - 1.25% series contract	1,205.180	1,376.219	3.653	2,577.746
Total Return Portfolio - 1.10% series contract	2,086.449	4,191.423	678.218	5,599.654
Total Return Portfolio - 0.95% series contract	71.404	4,167.132	816.452	3,422.084
Total Return Portfolio - 0.75% series contract	933.906	1,988.447	522.144	2,400.209

22

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2008	Purchased	Redeemed	12/31/2008
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund - 1.50% series contract	10,816.707	36.587	4.552	10,848.742
Conservative Growth Fund - 1.40% series contract	455,222.276	32,434.502	166,243.958	321,412.820
Conservative Growth Fund - 1.10% series contract	13.418	0.000	0.210	13.208
Conservative Growth Fund - 0.75% series contract	4,102.160	313.972	2,120.894	2,295.238
Strategic Growth Fund - 1.50% series contract	208.850	38.729	1.900	245.679
Strategic Growth Fund - 1.40% series contract	518,810.234	65,336.244	172,061.915	412,084.563
Strategic Growth Fund - 0.75% series contract	225.416	55.214	2.639	277.991
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio - 1.50% series contract	4,585.761	303.031	1,379.775	3,509.017
Core Plus Fixed Income Portfolio - 1.40% series contract	790,109.961	181,222.129	338,164.588	633,167.502
Core Plus Fixed Income Portfolio - 1.25% series contract	19,565.182	2,795.250	761.987	21,598.445
Core Plus Fixed Income Portfolio - 1.10% series contract	3,609.600	1,098.100	398.412	4,309.288
Core Plus Fixed Income Portfolio - 0.95% series contract	2.990	1,258.973	207.969	1,053.994
Core Plus Fixed Income Portfolio - 0.75% series contract	8,443.460	2,589.932	3,870.045	7,163.347
Mid-Cap Growth Portfolio - 1.50% series contract	0.000	958.199	478.480	479.719
Mid-Cap Growth Portfolio - 1.40% series contract	24,266.882	49,607.404	26,781.698	47,092.588
Mid-Cap Growth Portfolio - 1.25% series contract	0.000	24.374	0.000	24.374
Mid-Cap Growth Portfolio - 1.10% series contract	46.682	316.695	0.000	363.377
Mid-Cap Growth Portfolio - 0.95% series contract	0.688	20.559	0.000	21.247
Mid-Cap Growth Portfolio - 0.75% series contract	0.000	665.026	243.849	421.177
U.S. Mid Cap Value Portfolio - 1.65% series contract	418.774	0.000	0.708	418.066
U.S. Mid Cap Value Portfolio - 1.50% series contract	2,365.719	72.436	392.400	2,045.755
U.S. Mid Cap Value Portfolio - 1.40% series contract	546,047.920	99,990.876	216,348.705	429,690.091
U.S. Mid Cap Value Portfolio - 1.25% series contract	4,293.194	526.557	30.471	4,789.280
U.S. Mid Cap Value Portfolio - 1.10% series contract	5,239.508	1,138.480	931.119	5,446.869
U.S. Mid Cap Value Portfolio - 0.95% series contract	396.489	467.255	137.428	726.316
U.S. Mid Cap Value Portfolio - 0.75% series contract	3,948.681	1,115.540	595.336	4,468.885
U.S. Real Estate Portfolio - 1.50% series contract	625.320	0.000	515.167	110.153
U.S. Real Estate Portfolio - 1.40% series contract	439,009.316	82,866.948	171,796.482	350,079.782
U.S. Real Estate Portfolio - 1.25% series contract	6,909.522	1,308.868	921.898	7,296.492
U.S. Real Estate Portfolio - 1.10% series contract	4,628.248	1,462.767	1,028.633	5,062.382
U.S. Real Estate Portfolio - 0.95% series contract	214.591	379.473	139.928	454.136
U.S. Real Estate Portfolio - 0.75% series contract	3,866.750	752.300	1,624.059	2,994.991
Value Portfolio - 1.50% series contract	1,168.560	297.833	1,040.632	425.761
Value Portfolio - 1.40% series contract	789,939.565	157,843.200	351,526.578	596,256.187
Value Portfolio - 1.25% series contract	3,456.598	509.304	9.904	3,955.998
Value Portfolio - 1.10% series contract	3,986.655	3,533.751	745.269	6,775.137
Value Portfolio - 0.95% series contract	279.735	824.003	243.420	860.318
Value Portfolio - 0.75% series contract	4,173.943	1,741.299	263.028	5,652.214
Wilshire Variable Insurance Trust:
2010 Moderate Fund - 1.40% series contract	29.765	18,448.766	18,478.531	0.000
2010 Moderate Fund - 1.10% series contract	281.096	414.902	695.998	0.000
2015 Moderate Fund - 1.40% series contract	17,496.921	45,667.272	16,693.655	46,470.538
2015 Moderate Fund - 1.10% series contract	1,962.408	2,661.642	316.569	4,307.481
2015 Moderate Fund - 0.95% series contract	687.173	1,789.685	78.677	2,398.181
2025 Moderate Fund - 1.40% series contract	8,817.071	10,663.802	8,500.084	10,980.789
2025 Moderate Fund - 1.25% series contract	107.599	417.082	0.000	524.681
2025 Moderate Fund - 1.10% series contract	6,305.373	12,908.332	2,756.370	16,457.335
2025 Moderate Fund - 0.75% series contract	0.000	571.421	256.622	314.799
2035 Moderate Fund - 1.40% series contract	3,691.070	20,962.412	3,770.776	20,882.706
2035 Moderate Fund - 1.10% series contract	4,746.712	10,873.546	479.204	15,141.054
2035 Moderate Fund - 0.75% series contract	0.000	506.673	0.000	506.673
2045 Moderate Fund - 1.40% series contract	7,633.978	12,656.536	20,290.514	0.000
2045 Moderate Fund - 1.10% series contract	1,554.251	2,581.586	4,135.837	0.000

23

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2009				Periods Ended December 31, 2009
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund	901	$10.307003	$10.603442	$9,338	0.00%	0.95%	1.50%	40.23%	41.02%
Core Equity Fund	645	10.042331	10.212277	6,481	1.71%	0.95%	1.40%	26.50%	27.08%
Dynamics Fund	45	8.109649	8.507936	365	0.00%	0.95%	1.50%	40.31%	41.09%
Financial Services Fund	171	5.105057	5.309402	873	3.09%	0.95%	1.40%	25.64%	26.22%
Global Health Care Fund	282	10.859906	11.393028	3,085	0.32%	0.95%	1.50%	25.76%	26.46%
High Yield Fund	215	13.096510	13.439612	2,821	8.95%	0.95%	1.40%	50.65%	51.34%
Small Cap Equity Fund	242	10.505649	10.807756	2,558	0.17%	0.95%	1.50%	19.47%	20.14%
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	276	8.901355	9.110166	2,454	4.98%	0.95%	1.40%	18.36%	18.90%
Mid Cap Value Fund	580	12.198523	12.452868	7,110	3.74%	1.10%	1.50%	28.00%	28.52%
Ultra Fund	475	9.062227	9.322807	4,329	0.28%	0.95%	1.50%	32.46%	33.20%
Vista Fund	754	9.994331	10.281743	7,572	0.00%	0.95%	1.50%	20.63%	21.31%
Calamos Advisors Trust:
Growth and Income Portfolio	120	9.633554	9.712245	1,154	2.69%	1.10%	1.40%	37.47%	37.89%
Davis Variable Account Fund, Inc.:
Value Portfolio	197	7.539424	7.652717	1,489	0.96%	0.95%	1.50%	29.19%	29.91%
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	569	10.159571	10.679251	5,854	0.92%	1.10%	1.50%	31.75%	32.28%
Stock Index Fund, Inc.	3,198	12.009771	12.862112	38,859	1.97%	0.95%	1.50%	24.44%	25.13%
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	1,005	10.838990	11.150653	10,952	0.43%	0.95%	1.50%	55.30%	56.17%
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	6	7.284643	7.284643	44	0.87%	1.40%	1.40%	33.43%	33.43%
Dreyfus Variable Investment Funds — Initial Shares:
Appreciation Portfolio	670	13.149066	14.082019	8,875	2.50%	0.95%	1.50%	20.72%	21.39%
Developing Leaders Portfolio	579	9.966140	10.673474	5,844	1.50%	0.95%	1.50%	24.15%	24.84%
Growth and Income Portfolio	350	10.082315	10.798137	3,569	2.69%	0.95%	1.50%	26.85%	27.56%
Money Market Portfolio	5,855	1.204726	1.272974	7,112	0.14%	0.95%	1.50%	-1.13%	-0.64%
DWS Investments VIT Funds — Class A:
Small Cap Index VIP	295	13.434334	14.248812	4,011	1.58%	0.95%	1.50%	24.67%	25.37%
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	189	8.907869	9.017101	1,680	0.90%	0.95%	1.40%	17.85%	18.38%
Ibbotson Conservative ETF Asset Allocation Portfolio	68	10.191274	10.344203	698	0.67%	0.95%	1.50%	6.64%	7.24%
Ibbotson Growth ETF Asset Allocation Portfolio	271	8.282285	8.383881	2,247	0.85%	0.95%	1.40%	22.90%	23.46%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	90	9.525025	9.641793	860	0.96%	0.95%	1.40%	11.71%	12.22%
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Fund	112	8.486115	8.590188	949	2.63%	0.95%	1.40%	35.12%	35.74%
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	1,936	22.334883	24.370407	44,452	2.95%	0.95%	1.65%	23.81%	24.69%
Enterprise Portfolio	786	16.687444	17.871563	13,280	0.00%	0.95%	1.50%	42.65%	43.45%
Forty Portfolio	1,165	12.106160	12.840126	14,256	0.04%	0.95%	1.50%	44.14%	44.94%
Janus Portfolio	1,166	11.938595	12.785966	14,084	0.51%	0.95%	1.50%	34.31%	35.06%
Overseas Portfolio	1,022	28.720720	30.758924	29,597	0.57%	0.95%	1.50%	76.86%	77.85%
Worldwide Portfolio	920	11.637188	12.463098	10,821	1.36%	0.95%	1.50%	35.63%	36.39%
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	184	7.872935	8.099333	1,459	0.00%	0.95%	1.50%	20.06%	20.73%
Capital Appreciation Fund	260	9.752866	10.033347	2,554	0.29%	0.95%	1.50%	42.35%	43.15%
Main Street Fund	202	9.691422	9.918750	1,957	1.73%	0.95%	1.40%	26.49%	27.07%
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	427	11.791322	12.130221	5,060	3.04%	0.95%	1.50%	16.62%	17.27%
Total Return Portfolio	494	12.916087	13.287246	6,423	4.96%	0.95%	1.50%	12.36%	12.99%
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	270	10.966451	11.310713	2,987	1.59%	1.10%	1.50%	20.96%	21.45%
Strategic Growth Fund	348	9.986399	10.063779	3,500	0.62%	1.40%	1.50%	27.54%	27.67%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	591	14.740103	15.785713	8,807	8.30%	0.95%	1.50%	8.00%	8.60%
Mid-Cap Growth Portfolio	90	9.178449	9.291050	830	0.00%	0.95%	1.40%	55.45%	56.16%
U.S. Mid Cap Value Portfolio	415	18.965060	20.693868	8,104	1.16%	0.95%	1.65%	36.91%	37.88%
U.S. Real Estate Portfolio	329	22.971146	24.601334	7,653	2.83%	0.95%	1.50%	26.43%	27.13%
Value Portfolio	561	12.807160	13.716224	7,274	3.12%	0.95%	1.50%	29.03%	29.75%
Wilshire Variable Insurance Trust:
2015 ETF Fund	74	8.853895	8.962486	658	3.66%	0.95%	1.40%	18.68%	19.22%
2025 ETF Fund	24	8.378892	8.447325	204	1.90%	1.10%	1.40%	18.78%	19.14%
2035 ETF Fund	29	7.790364	7.854013	226	0.95%	1.10%	1.40%	19.19%	19.56%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

24

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2008				Periods Ended December 31, 2008
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund	982	$7.349885	$7.581518	$7,256	0.00%	0.75%	1.50%	-47.83%	-47.43%
Core Equity Fund	745	7.938572	8.079812	5,913	2.25%	0.75%	1.40%	-31.12%	-30.67%
Dynamics Fund	56	5.779978	6.123616	327	0.00%	0.75%	1.50%	-48.86%	-48.47%
Financial Services Fund	177	4.031897	4.271711	719	2.76%	0.75%	1.50%	-60.06%	-59.75%
Global Health Care Fund	331	8.635418	9.148575	2,889	0.00%	0.75%	1.50%	-29.70%	-29.16%
High Yield Fund	225	8.693381	8.964798	1,952	9.46%	0.75%	1.40%	-26.74%	-26.25%
Small Cap Equity Fund	235	8.830277	9.070753	2,073	0.00%	0.75%	1.40%	-32.28%	-31.83%
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	317	7.489274	7.725233	2,386	2.34%	0.75%	1.50%	-38.23%	-37.75%
Mid Cap Value Fund	675	9.530444	9.830643	6,465	0.10%	0.75%	1.50%	-25.49%	-24.92%
Ultra Fund	531	6.798929	7.056941	3,646	0.00%	0.75%	1.65%	-42.45%	-41.92%
Vista Fund	854	8.284943	8.545985	7,107	0.00%	0.75%	1.50%	-49.40%	-49.01%
Calamos Advisors Trust:
Growth and Income Portfolio	113	7.007788	7.085385	795	1.06%	0.75%	1.40%	-32.70%	-32.25%
Davis Variable Account Fund, Inc.:
Value Portfolio	160	5.835980	5.910695	933	2.14%	0.75%	1.50%	-41.22%	-40.77%
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	591	7.711317	6.757562	4,611	0.78%	0.75%	1.50%	-35.41%	-34.92%
Stock Index Fund, Inc.	3,412	9.486924	8.323078	33,265	2.12%	0.75%	1.65%	-38.18%	-37.62%
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	1,062	6.979168	7.199074	7,441	0.00%	0.75%	1.50%	-42.07%	-41.63%
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	6	5.459428	5.459428	33	1.66%	1.40%	1.40%	-41.28%	-41.28%
Dreyfus Variable Investment Funds — Initial Shares:
Appreciation Portfolio	740	10.892180	9.487800	8,103	2.12%	0.75%	1.50%	-30.61%	-30.08%
Developing Leaders Portfolio	613	8.027711	8.155005	4,979	0.94%	0.75%	1.50%	-38.53%	-38.06%
Growth and Income Portfolio	421	7.948028	7.823392	3,374	1.06%	0.75%	1.50%	-41.31%	-40.86%
Money Market Portfolio	7,005	1.218460	1.260375	8,601	2.51%	0.75%	1.50%	0.83%	1.41%
DWS Investments VIT Funds — Class A:
Small Cap Index VIP	301	10.775511	11.586652	3,275	1.57%	0.75%	1.50%	-35.12%	-34.62%
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	109	7.558919	7.642594	822	0.12%	0.75%	1.40%	-25.11%	-24.62%
Ibbotson Conservative ETF Asset Allocation Portfolio	59	9.572516	9.678378	563	0.00%	0.75%	1.40%	-7.35%	-6.74%
Ibbotson Growth ETF Asset Allocation Portfolio	168	6.738875	6.790527	1,135	0.16%	0.95%	1.40%	-32.58%	-32.27%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	37	8.526582	8.591886	314	0.00%	0.95%	1.40%	-16.35%	-15.97%
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Fund	78	6.280197	6.349740	489	3.40%	0.75%	1.40%	-41.22%	-40.83%
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	2,166	18.039572	15.527985	40,060	2.73%	0.75%	1.65%	-17.23%	-16.47%
Forty Portfolio	1,221	8.398965	9.031187	10,365	0.15%	0.75%	1.50%	-44.99%	-44.57%
International Growth Portfolio	1,125	16.238868	14.124673	18,387	2.96%	0.75%	1.50%	-52.83%	-52.47%
Large Cap Growth Portfolio	1,308	8.889123	7.678977	11,744	0.75%	0.75%	1.50%	-40.63%	-40.17%
Mid Cap Growth Portfolio	860	11.697931	9.909087	10,174	0.26%	0.75%	1.50%	-44.57%	-44.15%
Worldwide Growth Portfolio	1,030	8.579906	7.121653	8,918	1.19%	0.75%	1.50%	-45.50%	-45.08%
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	205	6.557275	6.763874	1,354	3.13%	0.75%	1.50%	-44.32%	-43.90%
Capital Appreciation Fund	243	6.851260	7.067181	1,675	0.16%	0.75%	1.50%	-46.34%	-45.93%
Main Street Fund	183	7.661801	7.870435	1,403	1.63%	0.75%	1.40%	-39.34%	-38.93%
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	386	10.110958	10.429376	3,918	4.55%	0.75%	1.50%	-8.45%	-7.75%
Total Return Portfolio	439	11.495104	11.864286	5,064	5.13%	0.75%	1.50%	3.23%	4.01%
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	335	9.066003	9.533610	3,054	1.89%	0.75%	1.50%	-29.61%	-29.07%
Strategic Growth Fund	413	7.830225	8.233353	3,253	1.24%	0.75%	1.50%	-40.46%	-40.01%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	671	13.648199	13.759623	9,246	4.67%	0.75%	1.50%	-11.56%	-10.88%
Mid-Cap Growth Portfolio	48	5.894304	5.969766	286	1.15%	0.75%	1.50%	-47.57%	-47.17%
U.S. Mid Cap Value Portfolio	448	13.852188	12.468605	6,363	0.86%	0.75%	1.65%	-42.26%	-41.73%
U.S. Real Estate Portfolio	366	18.169534	18.611116	6,726	3.61%	0.75%	1.50%	-38.83%	-38.36%
Value Portfolio	614	9.925561	10.155118	6,166	2.14%	0.75%	1.50%	-36.82%	-36.34%
Wilshire Variable Insurance Trust:
2015 Moderate Fund	53	7.460428	7.517602	397	2.58%	0.95%	1.40%	-25.45%	-25.11%
2025 Moderate Fund	28	7.054421	7.132525	200	2.88%	0.75%	1.40%	-29.25%	-28.78%
2035 Moderate Fund	37	6.535932	6.608316	239	2.56%	0.75%	1.40%	-34.12%	-33.68%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

25

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2007				Periods Ended December 31, 2007
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund	1,116	$14.087014	$14.420491	$15,772	0.00%	0.75%	1.50%	9.17%	10.01%
Core Equity Fund	814	11.525903	11.653774	9,380	1.08%	0.75%	1.40%	6.60%	7.30%
Dynamics Fund	92	11.302455	11.883356	1,045	0.00%	0.75%	1.50%	10.49%	11.34%
Financial Services Fund	167	10.094080	10.612748	1,699	1.72%	0.75%	1.50%	-23.39%	-22.80%
Global Health Care Fund	352	12.282810	12.913941	4,363	0.00%	0.75%	1.50%	10.17%	11.01%
High Yield Fund	258	11.821822	12.156051	3,063	6.48%	0.75%	1.50%	-0.28%	0.48%
Small Cap Equity Fund	213	12.997954	13.305633	2,783	0.06%	0.75%	1.50%	3.60%	4.39%
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	407	12.123966	12.410921	4,950	0.70%	0.75%	1.50%	-2.76%	-2.02%
Mid Cap Value Fund	855	12.790428	13.093148	10,974	0.68%	0.75%	1.50%	-3.78%	-3.04%
Ultra Fund	587	11.814013	12.150573	6,988	0.00%	0.75%	1.65%	19.01%	20.10%
Vista Fund	940	16.372858	16.760292	15,451	0.00%	0.75%	1.50%	37.67%	38.72%
Calamos Advisors Trust:
Growth and Income Portfolio (*)	53	10.412111	10.433387	554	1.71%	1.10%	1.40%	4.12%	4.33%
Davis Variable Account Fund, Inc.:
Value Portfolio (*)	37	9.935864	9.956171	363	2.36%	1.10%	1.40%	-0.64%	-0.44%
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	641	11.939452	10.383292	7,729	0.54%	0.75%	1.50%	6.16%	6.97%
Stock Index Fund, Inc.	3,843	15.347002	13.341516	60,446	1.73%	0.75%	1.65%	3.51%	4.46%
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	1,164	12.047391	12.332559	14,074	0.00%	0.75%	1.50%	13.00%	13.86%
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio (*)	2	9.297957	9.297957	18	0.00%	1.40%	1.40%	-7.02%	-7.02%
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	893	15.697602	13.569868	14,102	1.58%	0.75%	1.50%	5.52%	6.32%
Developing Leaders Portfolio	702	13.060302	13.166567	9,266	0.80%	0.75%	1.50%	-12.40%	-11.73%
Growth and Income Portfolio	507	13.542216	13.228581	6,922	0.76%	0.75%	1.50%	6.81%	7.63%
Money Market Portfolio	8,130	1.208421	1.242900	9,894	4.27%	0.75%	1.50%	2.76%	3.32%
DWS Investments VIT Funds — Class A:
Small Cap Index	423	16.607574	17.722014	7,083	0.94%	0.75%	1.50%	-3.38%	-2.64%
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio (*)	49	10.093988	10.114606	493	0.00%	1.10%	1.40%	0.94%	1.15%
Ibbotson Conservative ETF Asset Allocation Portfolio (*)	13	10.331779	10.352868	137	0.00%	1.10%	1.40%	3.32%	3.53%
Ibbotson Growth ETF Asset Allocation Portfolio (*)	57	9.994910	10.015324	567	0.00%	1.10%	1.40%	-0.05%	0.15%
Ibbotson Income and Growth ETF Asset Allocation Portfolio (*)	11	10.193054	10.213871	111	0.00%	1.10%	1.40%	1.93%	2.14%
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Fund (*)	44	10.683643	10.730846	466	0.19%	0.75%	1.40%	6.84%	7.31%
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	2,465	21.795367	18.590184	54,974	2.51%	0.75%	1.65%	8.70%	9.70%
Forty Portfolio	1,211	15.268688	16.293206	18,666	0.34%	0.75%	1.50%	34.93%	35.96%
International Growth Portfolio	1,234	34.429892	29.719504	42,747	0.64%	0.75%	1.50%	26.38%	27.35%
Large Cap Growth Portfolio	1,470	14.971877	12.835365	22,216	0.72%	0.75%	1.50%	13.36%	14.22%
Mid Cap Growth Portfolio	976	21.104067	17.740916	20,799	0.21%	0.75%	1.50%	20.20%	21.12%
Worldwide Growth Portfolio	1,183	15.741778	12.966900	18,775	0.76%	0.75%	1.50%	7.97%	8.80%
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	282	11.777481	12.056266	3,332	2.60%	0.75%	1.50%	2.22%	3.00%
Capital Appreciation Fund	219	12.767909	13.070156	2,803	0.23%	0.75%	1.50%	12.43%	13.29%
Main Street Fund	224	12.590252	12.888223	2,835	1.01%	0.75%	1.50%	2.85%	3.64%
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	211	11.044464	11.305940	2,339	4.54%	0.75%	1.50%	9.00%	9.83%
Total Return Portfolio	243	11.135916	11.406504	2,717	4.63%	0.75%	1.50%	7.12%	7.94%
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	470	12.879212	13.440722	6,091	0.00%	0.75%	1.50%	7.10%	7.92%
Strategic Growth Fund	519	13.152081	13.724129	6,868	0.00%	0.75%	1.50%	8.47%	9.30%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	826	15.431382	15.439456	12,868	3.61%	0.75%	1.50%	3.86%	4.66%
Mid-Cap Growth Portfolio (*)	24	11.249638	11.284097	274	0.00%	0.95%	1.40%	12.50%	12.84%
U.S. Mid Cap Value Portfolio	563	23.991349	21.398137	13,829	0.70%	0.75%	1.65%	6.06%	7.03%
U.S. Real Estate Portfolio	455	29.704466	30.194587	13,662	1.21%	0.75%	1.50%	-18.32%	-17.70%
Value Portfolio	803	15.710228	15.951436	12,748	1.97%	0.75%	1.50%	-4.53%	-3.80%
Wilshire Variable Insurance Trust:
2015 Moderate Fund (*)	20	10.007599	10.038253	202	0.87%	0.95%	1.40%	0.08%	0.38%
2025 Moderate Fund (*)	15	9.970642	9.991008	152	0.60%	1.10%	1.40%	-0.29%	-0.09%
2035 Moderate Fund (*)	8	9.921001	9.941273	84	0.07%	1.10%	1.40%	-0.79%	-0.59%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*)	Period from May 1, 2007 (commencement of operations) to December 31, 2007.

26

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2006				Periods Ended December 31, 2006
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Investment Funds, Inc. — Series I Shares:
Capital Development Fund	1,199	$12.903468	$13.108573	$15,505	0.00%	0.75%	1.50%	14.78%	15.65%
Core Equity Fund (*)	952	10.812798	10.860776	10,292	1.07%	0.75%	1.40%	8.13%	8.61%
Dynamics Fund	105	10.228974	10.672996	1,085	0.00%	0.75%	1.50%	14.38%	15.25%
Global Health Care Fund	384	11.149126	11.632963	4,313	0.00%	0.75%	1.50%	3.66%	4.45%
High Yield Fund	345	11.855400	12.097966	4,102	8.35%	0.75%	1.50%	9.08%	9.91%
Financial Services Fund	187	13.175998	13.747660	2,480	1.49%	0.75%	1.50%	14.70%	15.57%
Small Cap Equity Fund I	63	12.546245	12.745634	797	0.00%	0.75%	1.50%	15.68%	16.56%
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	442	12.468255	12.666366	5,527	0.01%	0.75%	1.50%	18.19%	19.09%
Mid Cap Value Fund	939	13.292897	13.504095	12,508	0.15%	0.75%	1.50%	18.50%	19.40%
Ultra Fund	720	9.926893	10.116676	7,189	0.00%	0.75%	1.65%	-4.87%	-4.00%
Vista Fund	997	11.893183	12.082229	11,890	0.00%	0.75%	1.50%	7.38%	8.19%
DWS Investments VIT Funds — Class A:
Small Cap Index	455	17.188175	18.202156	7,885	0.64%	0.75%	1.50%	15.73%	16.61%
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	973	14.876931	12.762733	14,562	1.53%	0.75%	1.50%	14.74%	15.61%
Growth and Income Portfolio	557	12.678713	12.290990	7,113	0.77%	0.75%	1.50%	12.80%	13.66%
Money Market Portfolio	6,546	1.175965	1.202985	7,748	4.71%	0.75%	1.50%	2.60%	3.19%
Developing Leaders Portfolio	828	14.909246	14.916250	12,457	0.41%	0.75%	1.50%	2.22%	2.99%
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	1,322	10.661865	10.831351	14,127	0.00%	0.75%	1.50%	2.75%	3.53%
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	710	11.246730	9.706556	8,061	0.11%	0.75%	1.50%	7.57%	8.38%
Stock Index Fund, Inc.	4,233	14.826623	12.771644	64,192	1.62%	0.75%	1.65%	13.60%	14.63%
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio	1,132	17.557561	14.647491	20,065	0.00%	0.75%	1.50%	11.91%	12.76%
Balanced Portfolio	2,905	20.050525	16.946087	59,473	2.11%	0.75%	1.65%	8.90%	9.89%
Forty Portfolio	1,303	11.316239	11.983880	14,864	0.34%	0.75%	1.50%	7.71%	8.53%
Large Cap Growth Portfolio	1,681	13.207761	11.236984	22,390	0.48%	0.75%	1.50%	9.71%	10.54%
International Growth Portfolio	1,221	27.242589	23.336974	33,479	1.97%	0.75%	1.50%	44.82%	45.92%
Worldwide Growth Portfolio	1,434	14.579256	11.918070	21,065	1.69%	0.75%	1.50%	16.44%	17.32%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	968	14.857509	14.752371	14,500	4.09%	0.75%	1.50%	2.18%	2.95%
U.S. Mid Cap Value Portfolio	597	22.621528	19.992502	13,811	0.28%	0.75%	1.65%	18.71%	19.80%
U.S. Real Estate Portfolio	639	36.367906	36.686891	23,437	1.08%	0.75%	1.50%	35.98%	37.01%
Value Portfolio	863	16.455411	16.581099	14,342	1.70%	0.75%	1.50%	15.14%	16.02%
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	526	12.025018	12.453961	6,357	2.79%	0.75%	1.50%	7.53%	8.34%
Strategic Growth Fund	630	12.124648	12.555889	7,673	1.85%	0.75%	1.50%	8.19%	9.01%
Oppenheimer Variable Account Funds — Initial Shares:
Balanced Fund	298	11.521604	11.704735	3,445	2.01%	0.75%	1.50%	9.48%	10.31%
Capital Appreciation Fund	210	11.356572	11.537101	2,391	0.26%	0.75%	1.50%	6.33%	7.14%
Main Street Fund	193	12.241524	12.436042	2,363	1.09%	0.75%	1.50%	13.30%	14.16%
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	217	10.132796	10.293911	2,205	4.23%	0.75%	1.50%	-0.79%	-0.04%
Total Return Portfolio	211	10.395533	10.567262	2,196	4.52%	0.75%	1.50%	2.30%	3.07%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*)	Period from April 28, 2006 (commencement of operations) to December 31, 2006.

27

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2005				Periods Ended December 31, 2005
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Investment Funds, Inc.:
Capital Development Fund	19	$11.254617	$11.291687	$212	0.00%	1.10%	1.40%	8.08%	8.40%
Dynamics Fund	76	8.943219	9.261113	685	0.00%	0.75%	1.50%	9.06%	9.89%
Global Health Care Fund	422	10.755506	11.137654	4,559	0.00%	0.75%	1.50%	6.53%	7.34%
High Yield Fund	359	10.868424	11.007248	3,909	7.96%	0.75%	1.50%	1.18%	1.95%
Financial Services Fund	209	11.487311	11.895426	2,410	1.34%	0.75%	1.50%	4.32%	5.11%
Small Cap Equity Fund	19	10.857407	10.893167	204	0.00%	1.10%	1.40%	6.60%	6.93%
American Century Investments:
Large Company Value — Class I	105	10.560864	10.595660	1,113	3.41%	1.10%	1.40%	3.37%	3.68%
Mid Cap Value — Class I	122	11.217536	11.309936	1,374	1.37%	0.75%	1.50%	7.92%	8.74%
Ultra — Class I	34	10.452014	10.538120	357	0.00%	0.75%	1.50%	0.64%	1.40%
Vista — Class I	81	11.088360	11.167429	898	0.00%	0.75%	1.40%	6.63%	7.33%
Scudder VIT Funds:
Small Cap Index	420	14.851525	15.609142	6,282	0.63%	0.75%	1.50%	2.70%	3.48%
The Dreyfus Variable Investment Fund:
Appreciation Portfolio	1,032	12.966250	11.039795	13,443	0.02%	0.75%	1.50%	2.82%	3.60%
Growth and Income Portfolio	595	11.239975	10.814168	6,730	1.31%	0.75%	1.50%	1.81%	2.58%
Money Market Portfolio	6,872	1.146196	1.165821	7,922	2.58%	0.75%	1.50%	0.98%	1.62%
Developing Leaders Portfolio	932	14.585834	14.482701	13,699	0.00%	0.75%	1.50%	4.22%	5.01%
Technology Growth Portfolio	37	10.388053	10.462156	380	0.00%	0.75%	1.40%	2.34%	3.01%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc.	804	10.455586	8.955771	8,479	0.00%	0.75%	1.50%	2.07%	2.84%
Stock Index Fund, Inc.	4,537	13.051861	11.141253	60,411	1.58%	0.75%	1.65%	2.97%	3.91%
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio	1,219	15.688702	12.989749	19,269	0.00%	0.75%	1.50%	10.63%	11.47%
Balanced Portfolio	3,279	18.412437	15.420964	61,531	2.20%	0.75%	1.65%	6.17%	7.14%
Forty Portfolio	1,454	10.506419	11.042426	15,387	0.21%	0.75%	1.50%	11.16%	12.00%
Growth Portfolio	1,843	12.038658	10.165143	22,350	0.32%	0.75%	1.50%	2.73%	3.51%
Worldwide Growth Portfolio	1,655	12.521328	10.158682	20,847	1.31%	0.75%	1.50%	4.28%	5.07%
Janus Aspen Select Series — Service Shares:
International Growth Portfolio	994	18.810903	15.992759	18,806	1.12%	0.75%	1.50%	30.32%	31.30%
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	1,063	14.540695	14.329012	15,577	3.50%	0.75%	1.50%	2.65%	3.43%
Mid Cap Value Portfolio	543	19.055685	16.688897	10,561	0.31%	0.75%	1.65%	10.46%	11.47%
U.S. Real Estate Portfolio	655	26.744644	26.776196	17,661	1.19%	0.75%	1.50%	15.30%	16.18%
Value Portfolio	873	14.291407	14.292090	12,591	1.37%	0.75%	1.50%	3.00%	3.78%
Timothy Partners, Ltd.:
Conservative Growth VS	581	11.183411	11.495051	6,517	0.25%	0.75%	1.50%	3.76%	4.55%
Strategic Growth VS	673	11.206981	11.518110	7,575	0.00%	0.75%	1.50%	4.30%	5.10%
Oppenheimer Variable Account Funds:
Balanced Fund	310	10.523629	10.610348	3,265	0.57%	0.75%	1.50%	2.33%	3.11%
Capital Appreciation Fund	88	10.691883	10.768137	943	0.24%	0.75%	1.40%	3.63%	4.31%
Main Street Fund	164	10.804162	10.893157	1,776	0.51%	0.75%	1.50%	4.39%	5.18%
PIMCO Variable Insurance Trust:
Real Return Portfolio — Administrative Class	244	10.213640	10.258560	2,493	3.87%	1.10%	1.50%	0.57%	0.98%
Total Return Portfolio — Administrative Class	202	10.162115	10.252148	2,054	4.09%	0.75%	1.50%	0.92%	1.69%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*)	Period from April 8, 2005 (commencement of operations) to December 31, 2005.

28

PART C
Other Information

Note:	This Part C contains information related to The Commodore Advantage® Variable Contract (File No. 333-51971), and Annuity Investors Variable Account B.
Item 24. Financial Statements and Exhibits
(a)	Financial Statements

All required financial Statements are included in Parts A or B of this Registration Statement.

(b)	Exhibits
(1)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company® authorizing establishment of Annuity Investors® Variable Account B. 1/

(2)	Not Applicable.

(3)	(a) Distribution Agreement between Annuity Investors Life Insurance Company® and AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.). 2/
(i)	Amended Schedule 1 to Distribution Agreement. 3/
(b)	Revised Form of Selling Agreement between Annuity Investors Life Insurance Company®, Great American Advisors®, Inc. and another Broker-Dealer. 12/
(4)	Individual and Group Contract Forms, Endorsements and Riders.
(a)	Form of Bonus Group Flexible Premium Deferred Annuity Contract. 3/

(b)	Form of Certificate of Participation under Bonus Group Contract. 3/

(c)	Form of Bonus Qualified Individual Flexible Premium Deferred Annuity Contract. 3/

(d)	Form of Bonus Non-Qualified Individual Flexible Premium Deferred Annuity Contract. 3/

(e)	Form of Loan Endorsement to Individual Contract. 2/

(f)	Form of Texas Optional Retirement Program Endorsement to Individual Contract. 2/

(g)	Form of Long-Term Care Waiver Rider to Individual Contract. 2/

(h)	Form of Loan Endorsement to Group Contract. 2/

1

(i)	Form of Loan Endorsement to Certificate of Participation under a Group Contract. 2/

(j)	Form of Deferred Compensation Endorsement to Group Contract. 2/

(k)	Form of Deferred Compensation Endorsement to Certificate of Participation under a Group Contract. 4/

(l)	Form of Texas Optional Retirement Program Endorsement to Group Contract. 4/

(m)	Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract. 2/

(n)	Form of Long-Term Care Waiver Rider to Group Contract. 2/

(o)	Form of Long-Term Care Waiver Rider to Certificate of Participation under a Group Contract. 2/

(p)	Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract. 3/

(q)	Form of SIMPLE IRA Endorsement to Qualified Individual Contract. 3/

(r)	Form of Roth IRA Endorsement to Qualified Individual Contract. 3/

(s)	Form of Employer Plan Endorsement to Group Contract. 3/

(t)	Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract. 3/

(u)	Form of Employer Plan Endorsement to Qualified Individual Contract. 3/

(v)	Form of Tax Sheltered Annuity Endorsement to Group Contract. 3/

(w)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract. 3/

(x)	Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract. 3/

(y)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. 3/

(z)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract. 3/

(aa)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract. 3/

(bb)	Form of Governmental Section 457 Plan Endorsement to Group Contract. 3/

(cc)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract. 3/

(dd)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract. 3/

2

(ee)	Form of Successor Owner Endorsement to Group Contract. 5/

(ff)	Form of Successor Owner Endorsement to Certificate of Participation under a group Contract. 5/

(gg)	Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract. 5/

(hh)	Form of Individual Retirement Annuity Endorsement to Group Contract. 6/

(ii)	Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 6/

(jj)	Form of SIMPLE IRA Endorsement to Group Contract. 6/

(kk)	Form of SIMPLE IRA Endorsement to Certificate of Participation under a Group Contract. 6/

(ll)	Form of Roth IRA Endorsement to Group Contract. 6/

(mm)	Form of Roth IRA Endorsement to Certificate of Participation under a Group Contract. 6/

(nn)	Form of Unisex Endorsement to Non-Qualified Individual Contract. 6/

(oo)	Revised Form of Bonus Qualified Individual Flexible Premium Deferred Annuity Contract. 16/

(pp)	Revised Form of Bonus Non-Qualified Individual Flexible Premium Deferred Annuity Contract. 16/

(qq)	Form of Loan Restriction Endorsement to Individual and Group Contract. 18/

(rr)	Form of Settlement Options Endorsement to Individual and Group Contract. 19/

(ss)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Individual Contract. 22/

(tt)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Individual Contract. 22/

(uu)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Group Contract. 22/

(vv)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Group Contract. 22/
(5)	Applications
(a)	Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 3/

(b)	Form of Application for Group Flexible Premium Deferred Annuity Contract. 3/

3

(c)	Revised Form of Application for Group Flexible Premium deferred Annuity Contract. 4/

(d)	Revised Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 13/
(6)	(a) Articles of Incorporation of Annuity Investors Life Insurance Company®. 1/
(i)	Amendment to Articles of Incorporation, adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. 7/

(ii)	Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. 7/
(b)	Code of Regulations of Annuity Investors Life Insurance Company®. 6/
(7)	Not Applicable.

(8)	(a) Dreyfus Variable Investment Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Dreyfus Variable Investment Fund. 2/
(i)	Dreyfus Variable Investment Fund: Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund.

(ii)	Dreyfus Variable Investment Fund: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement. 23/
(b)	Dreyfus Stock Index Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Dreyfus Stock Index Fund. 2/
(i)	Dreyfus Stock Index Fund: Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company® and Dreyfus Stock Index Fund. 2/
(c)	Dreyfus Socially Responsible Growth Fund: Participation Agreement between Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 2/
(i)	Dreyfus Socially Responsible Growth Fund: Letter of Agreement dated April 14, 1997 between Annuity Investors life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 2/
(ii)	Dreyfus Socially Responsible Growth Fund: Amendment to Fund Participation Agreement as of December 1, 2005 between Janus Aspen Series and Annuity Investors Life Insurance Company. 21/
(d)	Janus Aspen Series: Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 2/

4

(i)	Janus Aspen Series: Amended Schedule A to Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 3/
(iii)	Janus Aspen Series: Amendment to Participation Agreement dated as of May 1, 2008. 24/
(e)	[text intentionally deleted]

(f)	[text intentionally deleted]

(g)	Van Kampen Universal Institutional Funds: Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Fund, Inc.). 3/
(i)	Van Kampen Universal Institutional Funds: Amended Schedule B to Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds Inc.) 3/

(ii)	Van Kampen Universal Institutional Funds: Amendment dated as of May 1, 2007 to Participation Agreement. 23/

(iii)	Van Kampen Universal Institutional Funds: Amendment dated as of May 1, 2008, to Participation Agreement. 24/
(h)	[text intentionally deleted]

(i)	Service Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc.(n/k/a Great American® Financial Resources, Inc.). 2/

(j)	Agreement between AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and AAG Insurance Agency, Inc. 2/

(k)	Investment Services Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American Financial Resources, Inc.). 2/

(l)	[text intentionally deleted]

(m)	Van Kampen Universal Institutional Funds: Administrative Services Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Investment Management, Inc. (The Universal Institutional Funds) dated May 1, 2007. 23/

(n)	Dreyfus: Amended and Restated Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company®. 2/
(i)	Dreyfus: Second Amendment dated December 1, 2004 to Agreement by and between the Dreyfus Corporation and Annuity Investors Life Insurance Company®. 18/

5

(ii)	Dreyfus: Third Amendment dated as of March 1, 2007 to Agreement. 23/
(o)	Janus: Service Agreement between Annuity Investors Life Insurance Company® and Janus Capital Corporation. 2/

(p)	[text intentionally deleted]

(q)	Timothy Plan Variable Series: Participation Agreement between The Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company®. 4/
(i)	Timothy Plan Variable Series: Amendment effective January 12, 2006 among Annuity Investors Life Insurance Company, The Timothy Plan Variable Series and Timothy Partners, Ltd. to Participation Agreement. 21/
(r)	Timothy Plan Variable Series: Service Agreement between The Timothy Plan Variable Series and Annuity Investors Life Insurance Company®. 4/

(s)	Deutsche: Participation Agreement between BT Insurance Funds, Inc. (f/k/a Deutsche Asset Management VIT Funds n/k/a Scudder VIT Funds) Bankers Trust (f/k/a Deutsche Asset Management n/k/a Scudder Investment) and Annuity Investors Life Insurance Company®. 8/

(t)	Deutsche: Service Agreement between Bankers Trust (n/k/a Deutsche Asset Management VIF Funds n/k/a Scudder VIT Funds) and Annuity Investors Life Insurance Company®. 8/

(u)	Timothy Plan Variable Series: Participation Agreement between the Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company®. 14/

(v)	Timothy Plan Variable Series: Service Agreement between the Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company®. 14/

(w)	AIM Variable Insurance Funds: Amendment dated April 30, 2004 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Annuity Investors Life Insurance Company®, and Great American Advisors®, Inc. 18/

(x)	PIMCO Variable Insurance Trust: Amendment dated December 1, 2004 to Participation Agreement by and between Annuity Investors Life Insurance Company®, PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC. 18/

(y)	American Century: Shareholder Services Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company® and American Century Investment Services, Inc. 18/

(i) American Century: Novation Agreement dated as of February 16, 2010 with respect to Shareholder Services Agreement. 26/

6

(z)	[text intentionally deleted]

(aa)	Oppenheimer Variable Account Funds: Participation Agreement between Annuity Investors Life Insurance Company® and the Oppenheimer Variable Account Funds. 20/

(bb)	[text intentionally deleted]

(cc)	PIMCO Variable Insurance Trust: Amendment effective as of May 1, 2005 among Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors, LLC to Participation Agreement. 21/

(dd)	Davis Variable Account Fund: Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC and Annuity Investors Life Insurance Company. 23/
(i)	Davis Variable Account Fund: Amendment dated as of May 5, 2008 to Participation Agreement. 24/
(ee)	Franklin Templeton Variable Insurance Products: Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors, Inc. 23/
(i)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of May 1, 2008 to Fund Participation Agreement. 24/
(ff)	FIVIT Ibbotson: Fund Participation Agreement among Annuity Investors Life Insurance Company, Financial Investors Variable Insurance Trust (Ibbotson Portfolios), ALPS Advisers, Inc. and ALPS Distributors, Inc. 23/
(i)	FIVIT Ibbotson Portfolios: Amended Schedule dated as of January 25, 2008 to Fund Participation Agreement. 24/

(gg)	Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement among Wilshire Variable Insurance Trust, PFPC Distributors, Inc. and Annuity Investors Life Insurance Company. 25/

(hh)	Calamos Advisors Trust: Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC and Annuity Investors Life Insurance Company. 23/
(i)	Calamos Advisors Trust: Amendment dated as of May 1, 2008 to Participation Agreement. 24/
(ff)	AIM Variable Insurance Funds: Amendment effective May 1, 2008, to Participation Agreement. 24/

7

(gg)	AIM: AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 24/
(i)	AIM: Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 24/
(hh)	Calamos: Administrative Services Agreement between Calamos Advisors LLC and Annuity Investors Life Insurance Company dated as of May 1, 2007. 24/

(ii)	Calamos: Shareholder Information Agreement between Calamos Financial Services LLC and Annuity Investors Life Insurance Company dated as of November 26, 2007. 24/

(jj)	Dreyfus: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company as of October 1, 2006. 24/

(kk)	DWS Variable Series I, Variable Series II and Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. dates as of May 1, 2008. 24/

(ll)	DWS: Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of May 1, 2008. 24/

(i) DWS: Amendment dated as of May 1, 2010 to Administrative Services Letter Agreement. 25/

(mm)	DWS: Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 24/

(nn)	FIVIT Ibbotson Portfolios: Rule 22c-2 Shareholder Information Agreement between Financial Investors Variable Insurance Trust and Annuity Investors Life Insurance Company as of May 1, 2007. 24/

(oo)	Franklin Templeton: Shareholder Information Agreement between Franklin/Templeton Distributors, Inc. and Annuity Investors Life Insurance Company dated April 16, 2007. 24/

(pp)	Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 14, 2006. 24/

8

(qq)	Oppenheimer: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 24/

(rr)	PIMCO: Rule 22c-2 Amendment to Participation Agreement between Allianz Global Investors Distributors LLC and Annuity Investors Life Insurance Company dated as of April 4, 2007. 24/

(ss)	Van Kampen: Shareholder Information Agreement between Morgan Stanley Distribution, Inc. and Annuity Investors Life Insurance Company dated as of March 1, 2007. 24/
(9)	Opinion and Consent of Counsel. 1/

(10)	Consent of Independent Registered Public Accounting Firm. 27/

(11)	Not Applicable.

(12)	Not Applicable.

(99)	Powers of Attorney. 27/

1/	Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-59861, 1940 Act File No. 811-07299 on November 8, 1995.

2/	Incorporated by reference to Pre-Effective Amendment No. 3 to Form N-4 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-59861, 1940 Act File No. 811-07299 on December 4, 1995.

3/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account B 1933 Act File No. 333-19725 on November 17, 1998.

4/	Filed with and incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 on April 6, 1998.

5/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-59861, 1940 Act File No. 811-07299 on June 2, 1995.

6/	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-59861, 1940 Act File No. 811-07299 on April 24, 1996.

7/	Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-59861, 1940 Act File No. 811-07299, on April 29, 1997.

8/	Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors® Variable Account B 1933 Act File No. 333-19725, 1940 Act File No. 811-08017 on February 26, 1999.

9/	Incorporated by reference to Pre-Effective Amendment No. 3, filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409, 1940 Act File No. 811-07299 on December 23, 1996.

9

10/	Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on June 3, 1997.

11/	Incorporated by reference to Post-Effective Amendment No. 4, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on February 1, 1999.

12/	Incorporated by reference to Post Effective Amendment No. 7, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017 on April 28, 2000.

13/	Incorporated by reference to Post Effective Amendment No. 8, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017 on April 30, 2001.

14/	Incorporated by reference to Post Effective Amendment No. 9, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017 on April 30, 2002.

15/	Incorporated by reference to Post Effective Amendment No. 12, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017 on April 30, 2003.

16/	Incorporated by reference to Post Effective Amendment No. 7, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51971, 1940 Act File No. 811-08017 on February 27, 2004.

17/	[text intentionally deleted]

18/	Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88302, 1940 Act File No. 811-21095 on or about March 1, 2005 to be filed by amendment.

19/	Incorporated by reference to Post-Effective Amendment No. 9 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409, 1940 Act File No. 811-07299 on or about March 1, 2005.

20/	Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-65409, 1940 Act File No. 811-07299 on or about April 27, 2005.

21/	Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017 on April 28, 2006.

22/	Incorporated by reference to Post-Effective Amendment No. 13 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955, 1940 Act File No. 811-08017 on or about May 1, 2007.

23/	Incorporated by reference to Post-Effective Amendment No. 14 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 51955, 1940 Act File No. 811-08017 on May 22, 2007.

10

24/	Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148676, 1940 Act File No. 811-21095, on or about April 30, 2009.

25/	Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148387, 1940 Act File No. 811-21095, on or about February 16, 2010.

26/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148387, 1940 Act File No. 811-21095, on or about April 30, 2010.

27/	Filed herewith.

11

Item 25. Directors and Officers of Annuity Investors Life Insurance Company

	Principal
	Business
Name	Address	Positions and Offices With the Company
Stephen Craig Lindner	(1)	Director

Christopher P. Miliano	(1)	Director

Mark Francis Muething	(1)	Director and Executive Vice President & Secretary

Michael J. Prager	(1)	Director

Charles R. Scheper	(1)	Director and President & Chief Executive Officer

Richard L. Magoteaux	(1)	Executive Vice President, Chief Financial Officer-Operations & Treasurer

John P. Gruber	(1)	Senior Vice President, General Counsel & Chief Compliance Officer

Mathew Dutkiewicz	(1)	Senior Vice President

Michael C. Frings	(1)	Senior Vice President

Adrienne Kessling	(1)	Senior Vice President-Operations

Catherine A. Crume	(1)	Vice President

James L. Henderson	(1)	Vice President

Dale Herr	(1)	Vice President

Brian Sponaugle	(1)	Vice President

Richard Crago	(1)	Assistant Vice President & Appointed Actuary

William T. Gaynor, Jr.	(1)	Assistant Vice President & Assistant General Counsel

D. Quentin Reynolds	(1)	Assistant Vice President

Rebecca J. Schriml	(1)	Assistant Vice President

William C. Ellis	(1)	Assistant Treasurer

Thomas E. Mischell	(1)	Assistant Treasurer

(1)	250 East Fifth St., Cincinnati OH 45202

12

Item 26. Persons Controlled by or Under Common Control with the Depositor and Registrant.
The Depositor, Annuity Investors Life Insurance Company® is an indirect wholly-owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE:AFG)
Annuity Investors ® Variable Account B is a segregated asset account of Annuity Investors Life Insurance Company.®
The following chart indicates the persons controlled by or under common control with the Company:

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
American Financial Group, Inc.	Ohio	07/01/1997		Diversified Financial Holding Company
|___American Financial Capital Trust II	Delaware	02/04/1997	100	Statutory Trust
|___American Financial Capital Trust III	Delaware	06/25/2003	100	Statutory Trust
|___American Financial Capital Trust IV	Delaware	06/25/2003	100	Statutory Trust
|___American Financial Enterprises, Inc.	Connecticut	01/01/1871	100 (2)	Closed End Investment Company
|___American Money Management Corporation	Ohio	03/01/1973	100	Securities Management Company
|___APU Holding Company	Ohio	10/15/2003	100	Holding Company
|___American Premier Underwriters, Inc.	Pennsylvania	04/13/1846	100	Diversified Company
|___The Ann Arbor Railroad Company	Michigan	09/21/1895	99	Inactive
|___The Associates of the Jersey Company	New Jersey	11/10/1804	100	Inactive
|___Cal Coal, Inc.	Illinois	05/30/1979	100	Inactive
|___Great Southwest Corporation	Delaware	10/25/1978	100	Real Estate Developer
|___World Houston, Inc.	Delaware	05/30/1974	100	Real Estate Developer
|___The Indianapolis Union Railway Company	Indiana	11/19/1872	100	Inactive
|___Lehigh Valley Railroad Company	Pennsylvania	04/21/1846	100	Inactive
|___Magnolia Alabama Holdings, Inc.	Delaware	05/18/2004	100	Holding Company
|___Magnolia Alabama Holdings LLC	Alabama	05/24/2004	100	Real Estate
|___The Owasco River Railway, Inc	New York	06/02/1881	100	Inactive
|___PCC Real Estate, Inc.	New York	12/15/1986	100	Holding Company
|___PCC Chicago Realty Corp.	New York	12/23/1986	100	Real Estate Developer
|___PCC Gun Hill Realty Corp.	New York	12/18/1985	100	Real Estate Developer
|___PCC Michigan Realty, Inc.	Michigan	11/09/1987	100	Real Estate Developer
|___PCC Scarsdale Realty Corp.	New York	06/01/1986	100	Real Estate Developer
|___PCC Technical Industries, Inc.	Delaware	11/18/1983	100	Holding Company
|___ESC, Inc.	California	11/02/1962	100	Inactive
|___Marathon Manufacturing Company	Delaware	12/07/1979	100	Inactive
|___PCC Maryland Realty Corp.	Maryland	08/18/1993	100	Real Estate Holding Company
|___Penn Camarillo Realty Corp.	California	11/24/1992	100	Real Estate Holding Company
|___Penn Central Energy Management Company	Delaware	05/11/1987	100	Inactive
|___Penn Towers, Inc.	Pennsylvania	08/01/1958	100	Inactive
|___Pennsylvania-Reading Seashore Lines	New Jersey	06/14/1901	66.67	Inactive
|___Pittsburgh and Cross Creek Railroad Company	Pennsylvania	08/14/1970	83	Inactive
|___Terminal Realty Penn Co.	District of Columbia	09/23/1968	100	Inactive
|___United Railroad Corp.	Delaware	11/25/1981	100	Inactive

13

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)		Nature of Business
|___Waynesburg Southern Railroad Company	Pennsylvania	09/01/1966	100		Inactive
|___GAI Insurance Company, Ltd.	Bermuda	09/18/1989	100		Reinsurance
|___Hangar Acquisition Corp.	Ohio	10/06/1995	100		Aircraft Investment
|___PLLS, Ltd.	Washington	05/14/1990	100		Insurance Agency
|___Premier Lease & Loan Services Insurance Agency, Inc.	Washington	12/27/1983	100		Insurance Agency
|___Premier Lease & Loan Services of Canada, Inc.	Washington	02/28/1991	100		Insurance Agency
|___Republic Indemnity Company of America	California	12/05/1972	100		Workers’ Compensation Insurance
|___Republic Indemnity Company of California	California	10/13/1982	100		Workers’ Compensation Insurance
|___Risico Management Corporation	Delaware	01/10/1989	100		Risk Management
|___Dixie Terminal Corporation	Ohio	04/23/1970	100		Real Estate Holding Company
|___Flextech Holding Co., Inc.	Ohio	08/31/2000	100		Packing Manufacturer
|___GAI Holding Bermuda Ltd.	Bermuda	10/03/2007	100		Holding Company
|___GAI Indemnity, Ltd.	United Kingdom	09/27/2007	100		Lloyd’s Corporate Member
|___Marketform Group Limited	United Kingdom	07/12/2002	67.24		Holding Company
|___Marketform Holdings Limited	United Kingdom	06/15/1998	100		Holding Company
|___Caduceus Underwriting Limited	United Kingdom	11/04/2002	100		Inactive
|___Lavenham Underwriting Limited	United Kingdom	08/15/2002	100		Lloyd’s Corporate Member
|___Marketform Limited.	United Kingdom	11/02/1988	100		Underwriting Intermediary
|___Gabinete Marketform SL	Spain	04/29/1996	100		Claims Handling & Client Services
|___Marketform Australia Pty Limited	Australia	03/12/2004	100		Claims Handling & Client Services
|___Studio Marketform SRL	Italy	05/05/2006	100		Claims Manager
|___Marketform Management Services Limited	United Kingdom	11/08/2002	100		Service Company
|___Marketform Managing Agency Limited	United Kingdom	06/15/1998	100		Managing Agency
|___Sampford Underwriting Limited	United Kingdom	04/22/2003	100		Lloyd’s Corporate Member
|___Marketform Trust Company Limited	United Kingdom	10/22/2004	100		Trustee
|___Great American Financial Resources, Inc.	Delaware	11/23/1992	100	(2)	Insurance Holding Company
|___AAG Holding Company, Inc.	Ohio	09/11/1996	100		Holding Company
|___Great American Financial Statutory Trust IV	Connecticut	04/21/2003	100		Financing Entity
|___Great American Life Insurance Company	Ohio	12/29/1961	100		Life Insurance Company
|___Aerielle, LLC	Delaware	02/13/2009	60	(2)	Marketing of Consumer Electronic Products
|___Annuity Investors Life Insurance Company	Ohio	11/13/1981	100		Life Insurance Company
|___Bay Bridge Marina Management, LLC	Maryland	06/30/2009	85		Liquor License Holder for Bay Bridge Grill
|___Brothers Management, LLC	Florida	06/11/2004	99		Restaurants & Ships Store
|___Consolidated Financial Corporation	Michigan	09/10/1985	100		Retirement & Financial Planning Company
|___GALIC — Bay Bridge Marina, LLC	Maryland	05/05/2005	100		Holding Company
|___GALIC Brothers, Inc.	Ohio	11/12/1993	80		Real Estate Management
|___GALIC Port Orange, LLC	Florida	09/28/2009	80	(2)	Mortgage Holder-Legacy at Crystal Lake Apartments
|___Galic Storage LLC	Florida	12/17/2009	100	(2)	Title holder - Tropical Storage
|___GALIC-Tuscany Ridge, LLC	Florida	12/10/2009	100	(2)	Mortgage Holder - Tuscany Ridge Apartments
|___Great American Life Insurance Company of New York	New York	12/23/1963	100		Life Insurance Company
|___Loyal American Holding Corporation	Ohio	09/20/2005	100		Holding Company
|___Loyal American Life Insurance Company	Ohio	05/18/1955	100		Life Insurance Company
|___ADL Financial Services, Inc.	North Carolina	09/10/1970	100		Inactive
|___American Retirement Life Insurance Company	Ohio	05/12/1978	100		Life Insurance Company
|___Great American Life Assurance Company	Ohio	08/10/1967	100		Life Insurance Company
|___Purity Financial Corporation	Florida	12/12/1991	100		Credit Union Marketing
|___Manhattan National Holding Corporation	Ohio	08/27/2008	100		Holding Company
|___Manhattan National Life Insurance Company	Illinois	12/20/1956	100		Life Insurance Company
|___Skipjack Marina Corp.	Maryland	06/24/1999	100		Marina Operator
|___United Teacher Associates, Ltd.	Texas	12/17/1998	100	(2)	Holding Company - Limited Partnership
|___United Teacher Associates Insurance Company	Texas	12/15/1958	100		Life Insurance Company
|___United Agency Brokerage GP Inc.	Texas	05/19/2003	100		Intermediate Holding Company
|___UTA Brokerage Group, LP	Texas	05/19/2003	100		Insurance Agency
|___AAG Insurance Agency, Inc.	Kentucky	12/06/1994	100		Insurance Agency
|___Ceres Group, Inc.	Delaware	10/22/1998	100		Holding Company
|___Central Reserve Life Insurance Company	Ohio	07/02/1963	100		Life Insurance Company
|___Provident American Life & Health Insurance Company	Ohio	04/06/1949	100		Life Insurance Company
|___United Benefit Life Insurance Company	Ohio	06/26/1957	100		Life Insurance Company

14

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
|___Ceres Administrators, L.L.C.	Delaware	12/04/1998	100	Administration Company
|___Ceres Sales, LLC	Delaware	10/19/1999	100	Inactive
|___Ceres Sales of Ohio, LLC	Ohio	11/07/2001	100	Insurance Agency
|___HealthMark Sales, LLC	Delaware	02/29/2000	100	Inactive
|___Great American Senior Benefits LLC	Ohio	05/25/2001	100	Insurance Agency
|___Continental General Corporation.	Nebraska	02/12/1988	100	Holding Company
|___Continental General Insurance Company	Ohio	05/24/1961	100	Life Insurance Company
|___Continental Print & Photo Co.	Nebraska	02/13/1975	100	Inactive
|___Great American Advisors, Inc.	Ohio	12/10/1993	100	Broker-Dealer
|___Great American Plan Administrators, Inc.	Ohio	05/31/1994	100	Payroll Servicer
|___Lifestyle Financial Investments, Inc.	Ohio	12/29/1993	100	Marketing Services
|___SPELCO (UK) Ltd.	United Kingdom		99	Inactive
|___SWTC Hong Kong Ltd.	Hong Kong		100	Inactive
|___SWTC, Inc.	Delaware		100	Inactive
|___Great American Holding, Inc.	Ohio	07/25/2002	100	Holding Company
|___American Empire Surplus Lines Insurance Company	Delaware	07/15/1977	100	Excess and Surplus Lines Insurance
|___American Empire Insurance Company	Ohio	11/26/1979	100	Property/Casualty Insurance
|___American Empire Underwriters, Inc.	Texas	05/19/1976	100	Insurance Agency
|___Great American International Insurance Limited	Ireland	01/05/2004	100	Insurance Company
|___Mid-Continent Casualty Company	Ohio	02/26/1947	100	Property/Casualty Insurance
|___Mid-Continent Assurance Company	Ohio	08/13/1992	100	Property/Casualty Insurance
|___Mid-Continent Excess and Surplus Insurance Company	Delaware	07/10/2009	100	Excess and Surplus Lines Insurance
|___Mid-Continent Specialty Insurance Services, Inc.	Oklahoma	06/15/2009	100	Surplus Lines Brokerage
|___Oklahoma Surety Company	Ohio	08/05/1968	100	Special Coverage Insurance Company
|___Premier International Insurance Company	British West Indies	11/19/2008	100	Direct Write Insurance Company
|___Great American Insurance Company	Ohio	03/07/1872	100	Property/Casualty Insurance
|___American Signature Underwriters, Inc.	Ohio	04/08/1996	100	Insurance Agency
|___Brothers Property Corporation	Ohio	09/08/1987	80	Real Estate Manager
|___Brothers Le Pavillon, LLC	Delaware	07/10/2006	100	Limited Liability Company Member
|___Brothers Le Pavillon (SPE), LLC	Delaware	07/10/2006	100	Real Estate Holding Company
|___Brothers Pennsylvanian Corporation	Pennsylvania	12/23/1994	100	Real Estate Manager
|___Brothers Property Management Corporation	Ohio	09/25/1987	100	Real Estate Management
|___Crescent Centre Apartments	Ohio	03/15/2006	100 (2)	Real Estate
|___Crop Managers Insurance Agency, Inc.	Kansas	08/09/1989	100	Insurance Agency
|___Dempsey & Siders Agency, Inc.	Ohio	05/09/1956	100	Insurance Agency
|___Eden Park Insurance Brokers, Inc.	California	02/13/1990	100	Wholesale Agency/Brokerage for E&S Lines
|___El Aguila, Compañia de Seguros, S.A. de C.V.	Mexico	11/24/1994	100	Property/Casualty Insurance
|___Financiadora de Primas Condor, S.A. de C.V.	Mexico	03/16/1998	99	Premium Finance
|___Farmers Crop Insurance Alliance, Inc.	Kansas	03/30/1982	100	Insurance Services Provider
|___FCIA Management Company, Inc.	New York	09/17/1991	100	Servicing Agent
|___Foreign Credit Insurance Association	New York	01/01/1961	beneficial interest	Unincorporated Association
|___GAI Warranty Company	Ohio	01/25/2001	100	Service Warranty Provider
|___GAI Warranty Company of Florida	Florida	03/23/2001	100	Service Warranty Provider
|___GAI Warranty Company of Canada Inc.	Ontario (Toronto, CN)	04/17/2002	100	Service Contract Provider
|___Global Premier Finance Company	Ohio	08/25/1998	100	Premium Finance
|___Great American Agency of Texas, Inc.	Texas	01/25/1994	100	Managing General Agency
|___Great American Alliance Insurance Company	Ohio	09/11/1945	100	Property/Casualty Insurance
|___Great American Assurance Company	Ohio	03/23/1905	100	Property/Casualty Insurance
|___Great American Casualty Insurance Company	Ohio	02/17/1981	100	Property/Casualty Insurance
|___Great American Claims Services, Inc.	Delaware	06/10/1986	100	Management Holding Company
|___Great American Contemporary Insurance Company	Ohio	04/16/1996	100	Property/Casualty Insurance
|___Great American E & S Insurance Company	Delaware	02/28/1979	100	Excess and Surplus Lines Insurance
|___Great American Fidelity Insurance Company	Delaware	01/12/1982	100	Excess and Surplus Lines Insurance
|___Great American Insurance Agency, Inc.	Ohio	04/20/1999	100	Insurance Agency
|___Great American Insurance Company of New York	New York	08/22/1947	100	Property/Casualty Insurance
|___Great American Lloyd’s Insurance Company	Texas	10/09/1979	beneficial interest	Lloyd’s Plan Insurer
|___Great American Lloyd’s, Inc.	Texas	08/02/1983	100	Corporate Attorney-in-Fact
|___Great American Management Services, Inc	Ohio	12/05/1974	100	Data Processing and Equipment Leasing

15

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
|___Great American Protection Insurance Company	Ohio	01/08/1990	100	Surplus Lines Insurance
|___Great American Re Inc.	Delaware	05/14/1971	100	Reinsurance Intermediary
|___Great American Security Insurance Company	Ohio	07/01/1987	100	Property/Casualty Insurance
|___Great American Spirit Insurance Company	Ohio	04/05/1988	100	Property/Casualty Insurance
|___Key Largo Group, Inc.	Florida	02/25/1969	100	Land Developer
|___National Interstate Corporation	Ohio	01/26/1989	53.78	Holding Company
|___American Highways Insurance Agency (OH)	Ohio	06/29/1999	100	Insurance Agency
|___Explorer RV Insurance Agency, Inc.	Ohio	07/17/1997	100	Insurance Agency
|___Hudson Indemnity, Ltd.	Cayman Islands	06/12/1996	100	Property/Casualty Insurance
|___Hudson Management Group, Ltd.	Virgin Islands	07/29/2004	100	Insurance Administrative Services
|___National Interstate Insurance Agency, Inc.	Ohio	02/13/1989	100	Insurance Agency
|___Commercial For Hire Transportation Purchasing Group	South Carolina	01/23/2004	beneficial interest	Purchasing Group
|___National Interstate Insurance Company	Ohio	02/10/1989	100	Property/Casualty Insurance
|___National Interstate Insurance Company of Hawaii, Inc.	Ohio	09/20/1999	100	Property/Casualty Insurance
|___Triumphe Casualty Company	Pennsylvania	10/26/1981	100	Property/Casualty Insurance
|___Safety Claims and Litigation Services, LLC	Montana	08/24/2006	100	Loss Control Consulting Company
|___Safety, Claims & Litigation Services, Inc.	Pennsylvania	06/23/1995	100	Litigation & Claims Support Services
|___Penn Central U.K. Limited.	United Kingdom	10/28/1992	100	Insurance Holding Company
|___Insurance (GB) Limited	United Kingdom	05/13/1992	100	Property/Casualty Insurance
|___Pinecrest Place LLC	Florida	11/05/2009	100	Mortgage Holder-Miami-Coconut Palm Estates
|___PLLS Canada Insurance Brokers Inc.	Ontario (Toronto, CN)	06/13/2001	49	Insurance Agency
|___Preferred Market Solutions, LLC	Ohio	01/08/2008	100	Brokerage Consultant Business
|___Professional Risk Brokers, Inc.	Illinois	03/01/1990	100	Wholesale Agency/Brokerage for E&S Lines
|___Strategic Comp Holdings, L.L.C.	Louisiana	12/28/2002	100	Holding Company
|___Strategic Comp Services, L.L.C.	Louisiana	12/31/2002	100	Claims Services Provider
|___Strategic Comp, L.L.C.	Louisiana	12/31/2002	100	Insurance Agency
|___One East Fourth, Inc.	Ohio	02/03/1964	100	Real Estate Holding Company
|___Pioneer Carpet Mills, Inc.	Ohio	04/29/1976	100	Inactive
|___AFC Coal Properties, Inc.	Ohio	12/18/1996	100	Coal Mining Company
|___Superior NWVN of Ohio, Inc.	Ohio	05/05/2000	100	Holding Company
|___TEJ Holdings, Inc.	Ohio	12/04/1984	100	Real Estate Holding Company
|___Three East Fourth, Inc.	Ohio	08/10/1966	100	Real Estate Holding Company

(1)	Except Directors Qualifying Shares

(2)	Total percentage owned by parent shown and by other affiliated company(s).

16

Item 27. Number of Certificate Owners
As of March 31, 2010, there were 2,648 Individual Contract Owners, of which 2,647 were qualified and 181 were non-qualified.
As of March 31, 2010, there were 1,436 Participants (Certificate Owners) in 125 Group Contracts.
Item 28. Indemnification
The Code of Regulations of Annuity Investors Life Insurance Company® provides in Article V as follows:
The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.
Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
The directors and officers of Annuity Investors Life Insurance Company® are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

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Item 29. Principal Underwriter
(a)	Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors®Variable Account B.

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	Directors and Officers of Great American Advisors®, Inc.

Name and Principal Business Address	Position with Great American Advisors®, Inc.

James Lee Henderson (1)	President and Director

Mark Francis Muething (1)	Vice President, Secretary and Director

Peter J. Nerone (1)	Vice President

Paul Ohlin (1)	Treasurer

Shawn Mihal	Chief Compliance Officer

(1)	525 Vine Street, Cincinnati, Ohio 45202.
(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.
Item 30. Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by at the Administrative Office.
Item 31. Management Services
Not Applicable
Item 32. Undertakings
(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes that it will include either (1) as part of any application to purchase a Contract or Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written

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communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any Financial Statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d)	The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

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     SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Port-Effective Amendment to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 15th of April, 2010.
ANNUITY INVESTORS® VARIABLE ACCOUNT B
(Registrant)

By:	/s/ Charles R. Scheper
Charles R. Scheper*
President, Chief Executive Officer and Director Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
(Depositor)

By:	/s/ Charles R. Scheper
Charles R. Scheper*
President, Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Charles R. Scheper Charles R. Scheper*	President and Chief Executive Officer	April 15, 2010

/s/ Richard L. Magoteaux Richard L. Magoteaux*	Treasurer	April 15, 2010

/s/ Stephen Craig Lindner Stephen Craig Lindner*	Director	April 15, 2010

/s/ Mark Francis Muething Mark Francis Muething*	Director	April 15, 2010

/s/ Christopher Miliano Christopher Miliano*	Director	April 15, 2010

/s/ Michael J. Prager Michael J. Prager*	Director	April 15, 2010

/s/ John P. Gruber *John P. Gruber, as Attorney-in-Fact		April 15, 2010

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EXHIBIT INDEX

Exhibit No.	Description of Exhibit

10.	Consent of the Independent Registered Public Accounting Firm

99.	Powers of Attorney.

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